UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 – April 30, 2010

Item 1: Reports to Shareholders

Vanguard STAR® Fund
Semiannual Report

April 30, 2010

> For the six months ended April 30, 2010, Vanguard STAR Fund returned 9.90%.

> The fund’s return was slightly lower than that of its market benchmark and also trailed the average returns of fund peer groups weighted to match STAR’s asset allocation.

> With domestic equity funds leading the way, each of STAR’s 11 underlying funds recorded positive returns for the six months.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	16
Trustees Approve Advisory Arrangement.	18
Glossary.	19

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended April 30, 2010
Total
Returns
Vanguard STAR Fund	9.90%
STAR Composite Index	10.15
STAR Composite Average	11.39

STAR Composite Index: Weighted 62.5% Dow Jones Wilshire 5000 Index, 25% Lehman U.S. Aggregate Bond Index, and 12.5% Citigroup 3-Month Treasury Index through December 31, 2002; 50% Dow Jones Wilshire 5000 Index, 25% Lehman U.S. Aggregate Bond Index, 12.5% Lehman 1–5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index through April 22, 2005; and 50% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S.1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through December 31, 2009, after which the Barclays Capital U.S. Aggregate Bond Index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

STAR Composite Average: Weighted 62.5% general equity funds average, 25% fixed income funds average, and 12.5% money market funds average through December 31, 2002; 50% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 12.5% international funds average thereafter. Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance
October 31, 2009 , Through April 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard STAR Fund	$16.96	$18.36	$0.257	$0.011

1

Chairman’s Letter

Dear Shareholder,

Vanguard STAR Fund generated a return of 9.90% for the six months ended April 30, 2010, as the financial markets benefited from largely favorable conditions. The fund’s return was slightly lower than that of its benchmark index and also behind the average return of a composite of fund peer groups weighted to approximate STAR’s asset allocation.

STAR is a “fund of funds” that invests in 11 actively managed Vanguard mutual funds. Its portfolio consists of six domestic stock funds, two international stock funds, and three bond funds, all of which posted positive returns. For the six months, the gains of the domestic stock funds surpassed those of the international stock funds and the bond funds.

U.S. stocks extended their post-crisis rally
Despite a few minor setbacks, stocks continued to climb during much of the six months ended April 30. The broad U.S. stock market ended the period up about 18%. Since scraping bottom in March 2009, U.S. equities have rebounded dramatically, returning more than 80%.

2

For the half-year, stocks of small-capitalization companies significantly outperformed both the broad market and larger-cap issues, returning about 28%. Large-cap stocks returned about 17%, slightly behind the broad-market gain. Value stocks generally trumped their growth counterparts for the period, though the differences weren’t all that noteworthy.

International stocks considerably lagged U.S. stocks, but still ended the half-year in positive territory. In Europe, Greece’s financial woes continued to make headlines, precipitating unusual market volatility that continued after the close of the fiscal period. In Asia, the larger developed markets returned about 8%. Most emerging market stocks, which made a quick and substantial recovery from the global economic slowdown, continued to outperform those in developed markets. China, however, was held back by the prospect of monetary policy tightening.

Corporate bonds remained attractive to investors
The broad U.S. taxable bond market returned about 3% for the period as investors continued to favor higher-risk corporate bonds over U.S. government issues. The broad municipal bond market posted strong results, returning almost 4%. The yields of longer-term Treasury bonds rose during the six months, while those of the shortest-term securities remained around 0%.

Market Barometer
			Total Returns
		Periods Ended April 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	16.77%	40.21%	3.07%
Russell 2000 Index (Small-caps)	28.17	48.95	5.74
Dow Jones U.S. Total Stock Market Index	17.91	41.12	3.73
MSCI All Country World Index ex USA (International)	5.95	40.97	6.94

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	2.54%	8.30%	5.38%
Barclays Capital Municipal Bond Index	3.68	8.85	4.51
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.12	2.72

CPI
Consumer Price Index	0.85%	2.24%	2.30%

3

The Federal Reserve Board has kept its target for short-term interest rates unchanged at 0% to 0.25% since December 2008. The Fed’s April statement noted economic improvements, but said officials still thought that “economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” The Fed has, however, begun to wind down credit programs established during the financial crisis.

STAR’s domestic stocks garnered the best returns
The STAR Fund is characterized by its balanced investment approach and the active management of its 11 underlying funds. These underlying funds are selected to offer diversified exposure to the stock and bond markets and to give investors the opportunity to benefit from the portfolio management talents of a broad range of experienced investment advisors.

Despite some setbacks earlier in the year, the investing environment was generally positive for stocks and bonds. While domestic stocks fared better than their international counterparts, value stocks generally edged growth, and small-and mid-capitalization stocks outpaced large-caps, STAR’s performance couldn’t be pegged to a specific group or style. All 11 underlying funds posted positive returns, although STAR didn’t quite keep

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
STAR Fund	0.37%	1.22%

The acquired fund fees and expenses—drawn from the prospectus dated February 26, 2010—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2010, the annualized acquired fund fees and expenses were 0.36%.

The peer group is the STAR Composite Average, derived by weighting the average expense ratios of the following mutual fund groups: General equity funds (50%), fixed income funds (25%), 1–5 year investment-grade funds (12.5%), and international funds (12.5%). Average expense ratios for these groups are derived from data provided by Lipper Inc. and capture information through year-end 2009.

4

up with its benchmark index or the combined average return of relevant peer funds.

The returns generated by STAR’s domestic growth funds varied across the board. Vanguard Explorer™ Fund, STAR’s smallest holding, had the best return, at about 25%. A small- and mid-cap fund, Explorer was powered by its holdings in the recovering consumer discretionary and technology sectors. Vanguard Morgan™ Growth and PRIMECAP Funds, both large-cap growth portfolios, returned about 17% and 15%, respectively. Vanguard U.S. Growth Fund didn’t keep up with its large-cap brethren and was STAR’s weakest domestic stock fund with a return of not quite 12%, a factor in STAR’s modest shortfall relative to its benchmark index.

STAR’s two domestic value funds, the predominantly large-cap Windsor™ and Windsor II Funds, returned about 18% and 15%, respectively. Both funds benefited from their consumer discretionary and industrial holdings; these cyclical sectors have fared well as the U.S. economy regained some strength.

Although investors favored international stocks early on in the recovery of the global financial markets, domestic stocks took the lead during the past six months. As noted earlier, emerging markets continued to outpace the Pacific and European regions, the latter of which was plagued by the credit problems of several countries. Vanguard International Growth Fund was STAR’s top international holding,

Underlying Funds: Allocations and Returns
Six Months Ended April 30, 2010
	Percentage of
Vanguard Fund	STAR Fund Assets	Total Returns
Vanguard Windsor II Fund Investor Shares	16.1%	14.67%
Vanguard Long-Term Investment-Grade Fund
Investor Shares	12.9	3.39
Vanguard GNMA Fund Investor Shares	12.6	2.47
Vanguard Short-Term Investment-Grade Fund
Investor Shares	12.6	3.19
Vanguard Windsor Fund Investor Shares	8.8	18.15
Vanguard Morgan Growth Fund Investor Shares	6.9	17.44
Vanguard PRIMECAP Fund Investor Shares	6.9	15.55
Vanguard U.S. Growth Fund Investor Shares	6.8	11.72
Vanguard International Growth Fund Investor
Shares	6.1	7.44
Vanguard International Value Fund	6.0	3.48
Vanguard Explorer Fund Investor Shares	4.3	25.01
Combined	100.0%	9.90%

5

with a return of about 7%, while the International Value Fund returned about 3%.

Returns in the bond market were mixed during the half-year, but STAR’s three bond funds all finished in positive territory. With investors favoring corporate bonds over government issues during the period, Vanguard Long-Term Investment-Grade Fund and Short-Term Investment-Grade Fund fared relatively well, each returning about 3%. Vanguard GNMA Fund returned about 2%, with its holdings getting a boost from the Federal Reserve’s Mortgage-Backed Securities Purchase Program.

Amid the markets’ uncertainty, a diversified approach can help
Although the financial crisis of 2008 and 2009 seems increasingly distant, with global stock markets having extended their impressive recovery to 13 months and the credit markets functioning again, stocks and bonds still face challenges. And the markets will always be surrounded by uncertainty.

As a thoughtfully constructed “fund of funds,” the STAR Fund offers a way for investors to address the markets’ unpredictability. STAR’s diversification within and across asset classes can provide a smoother, less volatile path for your portfolio. With its low costs, simplified approach, and long-term focus, the fund can serve as a useful component of your investment program or even stand alone as a well-balanced, all-in-one portfolio

On another matter, I would like to inform you that on January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor.

Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 13, 2010

6

STAR Fund

Fund Profile
As of April 30, 2010

Total Fund Characteristics

Ticker Symbol	VGSTX
30-Day SEC Yield	2.89%
Acquired Fund Fees and Expenses[1]	0.37%

Allocation to Underlying Vanguard Funds
Vanguard Windsor II Fund Investor Shares	16.1%
Vanguard Long-Term Investment-Grade
Fund Investor Shares	12.9
Vanguard GNMA Fund Investor Shares	12.6
Vanguard Short-Term Investment-Grade
Fund Investor Shares	12.6
Vanguard Windsor Fund Investor Shares	8.8
Vanguard Morgan Growth Fund Investor
Shares	6.9
Vanguard PRIMECAP Fund Investor
Shares	6.9
Vanguard U.S. Growth Fund Investor
Shares	6.8
Vanguard International Growth Fund
Investor Shares	6.1
Vanguard International Value Fund	6.0
Vanguard Explorer Fund Investor Shares	4.3

Total Fund Volatility Measures
		DJ
	STAR	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.99	0.96
Beta	1.04	0.68

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 26, 2010—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2010, the annualized acquired fund fees and expenses were 0.36%.

7

STAR Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1999, Through April 30, 2010

STAR Composite Index: Weighted 62.5% Dow Jones Wilshire 5000 Index, 25% Lehman U.S. Aggregate Bond Index, and 12.5% Citigroup 3-Month Treasury Index through December 31, 2002; 50% Dow Jones Wilshire 5000 Index, 25% Lehman U.S. Aggregate Bond Index, 12.5% Lehman 1–5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index through April 22, 2005; and 50% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S.1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through December 31, 2009, after which the Barclays Capital U.S. Aggregate Bond Index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2010, performance data reflect the six months ended April 30, 2010.

Average Annual Total Returns: Periods Ended March 31, 2010

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
STAR Fund	3/29/1985	37.68%	4.62%	3.03%	2.07%	5.10%

See Financial Highlights for dividend and capital gains information.

8

STAR Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (49.8%)
Vanguard Windsor II Fund Investor Shares	85,216,225	2,148,301
Vanguard Windsor Fund Investor Shares	91,928,272	1,180,359
Vanguard Morgan Growth Fund Investor Shares	56,640,299	926,635
Vanguard PRIMECAP Fund Investor Shares	14,895,542	919,353
Vanguard U.S. Growth Fund Investor Shares	53,774,191	917,388
Vanguard Explorer Fund Investor Shares	8,981,701	580,397
		6,672,433
International Stock Funds (12.2%)
Vanguard International Growth Fund Investor Shares	47,777,142	822,722
Vanguard International Value Fund	26,743,424	809,524
		1,632,246
Bond Funds (25.4%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	187,671,869	1,722,828
Vanguard GNMA Fund Investor Shares	156,963,977	1,688,932
		3,411,760
Short-Term Bond Fund (12.6%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	156,915,267	1,686,839
Total Investment Companies (Cost $11,164,650)		13,403,278
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.210% (Cost $1,594)	1,593,803	1,594
Total Investments (100.0%) (Cost $11,166,244)		13,404,872
Other Assets and Liabilities (0.0%)
Other Assets		24,103
Liabilities		(24,039)
		64
Net Assets (100%)
Applicable to 730,181,355 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		13,404,936
Net Asset Value Per Share		$18.36

9

STAR Fund

At April 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	11,434,711
Undistributed Net Investment Income	67,239
Accumulated Net Realized Losses	(335,642)
Unrealized Appreciation (Depreciation)	2,238,628
Net Assets	13,404,936

• See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

10

STAR Fund

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Income Distributions Received	181,817
Net Investment Income—Note B	181,817
Realized Net Gain (Loss)
Capital Gain Distributions Received	17,220
Investment Securities Sold	(38,667)
Realized Net Gain (Loss)	(21,447)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,036,309
Net Increase (Decrease) in Net Assets Resulting from Operations	1,196,679

See accompanying Notes, which are an integral part of the Financial Statements.

11

STAR Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	181,817	354,756
Realized Net Gain (Loss)	(21,447)	(209,045)
Change in Unrealized Appreciation (Depreciation)	1,036,309	1,805,741
Net Increase (Decrease) in Net Assets Resulting from Operations	1,196,679	1,951,452
Distributions
Net Investment Income	(183,162)	(376,099)
Realized Capital Gain[1]	(7,840)	(420,804)
Total Distributions	(191,002)	(796,903)
Capital Share Transactions
Issued	776,766	1,031,935
Issued in Lieu of Cash Distributions	184,669	772,281
Redeemed	(638,389)	(1,310,111)
Net Increase (Decrease) from Capital Share Transactions	323,046	494,105
Total Increase (Decrease)	1,328,723	1,648,654
Net Assets
Beginning of Period	12,076,213	10,427,559
End of Period[2]	13,404,936	12,076,213

1 Includes fiscal 2010 and 2009 short-term gain distributions totaling $7,840,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $67,239,000 and $68,584,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

STAR Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$16.96	$15.33	$22.80	$21.04	$19.14	$17.92
Investment Operations
Net Investment Income	.253	.516	.600	.626	.533	.460
Capital Gain Distributions Received	.024	.142	.967	.669	.378	.010
Net Realized and Unrealized Gain (Loss)
on Investments	1.391	2.150	(7.578)	1.392	1.554	1.190
Total from Investment Operations	1.668	2.808	(6.011)	2.687	2.465	1.660
Distributions
Dividends from Net Investment Income	(.257)	(.552)	(.634)	(.600)	(.510)	(.440)
Distributions from Realized Capital Gains	(.011)	(.626)	(.825)	(.327)	(.055)	—
Total Distributions	(.268)	(1.178)	(1.459)	(.927)	(.565)	(.440)
Net Asset Value, End of Period	$18.36	$16.96	$15.33	$22.80	$21.04	$19.14

Total Return[1]	9.90%	19.74%	-27.94%	13.14%	13.13%	9.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,405	$12,076	$10,428	$15,210	$13,522	$11,547
Ratio of Total Expenses to
Average Net Assets	0%[2]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.45%[3]	3.35%	3.00%	2.85%	2.64%	2.44%
Portfolio Turnover Rate	8%[3]	21%	24%	8%	9%	6%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 The acquired fund fees and expenses were 0.36% (annualized).
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

13

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2010, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

14

STAR Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $299,655,000 to offset future net capital gains through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2010, the cost of investment securities for tax purposes was $11,166,244,000. Net unrealized appreciation of investment securities for tax purposes was $2,238,628,000, consisting of unrealized gains of $2,294,654,000 on securities that had risen in value since their purchase and $56,026,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2010, the fund purchased $841,586,000 of investment securities and sold $510,537,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009
	Shares	Shares
	(000)	(000)
Issued	43,515	68,174
Issued in Lieu of Cash Distributions	10,469	53,393
Redeemed	(35,870)	(89,493)
Net Increase (Decrease) in Shares Outstanding	18,114	32,074

G. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

15

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

16

Six Months Ended April 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	10/31/2009	4/30/2010	Period
Based on Actual Fund Return	$1,000.00	$1,098.99	$1.87
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.01	1.81

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the STAR Fund invests. The STAR Fund’s annualized expense figure for the period is 0.36%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

17

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard STAR Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the limited purpose of investing the fund’s cash in futures. The board determined that continuing the fund’s limited-purpose investment management arrangement with Vanguard was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the limited-purpose investment management services provided to the fund since 2009, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the arrangement.

Investment performance
The board considered the fund’s performance since 2009, including its performance compared with that of its relevant benchmark and peer group. The board concluded that Vanguard has performed its cash management duties in line with expectations, and that the results have been consistent with the fund’s investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however; the board noted that each of the underlying funds in which the fund invests has advisory expenses well below the relevant peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

18

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

19

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People With Hearing Impairment > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at 202-551-8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q562 062010

Vanguard LifeStrategy® Funds
Semiannual Report

April 30, 2010

Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund

> For the six months ended April 30, 2010, returns for the Vanguard LifeStrategy Funds ranged from more than 12% for the Growth Fund, the most aggressive fund in the series, to more than 5% for the Income Fund, the most conservative.

> Boosted by rising corporate earnings and continued improvement in the economy, stocks significantly outpaced bonds.

> Returns for the five underlying Vanguard funds represented in the LifeStrategy portfolios ranged from about 18% for Total Stock Market Index Fund to about 2% for Total Bond Market II Index Fund.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
LifeStrategy Income Fund.	8
LifeStrategy Conservative Growth Fund.	16
LifeStrategy Moderate Growth Fund.	25
LifeStrategy Growth Fund.	34
About Your Fund’s Expenses.	43
Glossary.	45

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended April 30, 2010
Total
Returns
Vanguard LifeStrategy Income Fund	5.43%
Income Composite Index	5.55
Income Composite Average	6.37
Vanguard LifeStrategy Conservative Growth Fund	7.79%
Conservative Growth Composite Index	7.79
Conservative Growth Composite Average	8.50
Vanguard LifeStrategy Moderate Growth Fund	10.03%
Moderate Growth Composite Index	10.04
Moderate Growth Composite Average	11.61
Vanguard LifeStrategy Growth Fund	12.51%
Growth Composite Index	12.30
Growth Composite Average	13.76

Total returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the MSCI US Broad Market Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and the Barclays Capital U.S. Aggregate Float Adjusted Index thereafter; and for short-term investments, the Barclays Capital U.S. 1–3 Year Credit Index.

Each average is a blended composite that weights the return of the comparable mutual funds average for each asset class in proportion to the target weighting of the appropriate LifeStrategy Fund. All average returns for funds are derived from data provided by Lipper Inc. The Income Composite Average is weighted 60% fixed income funds average, 20% general equity funds average, and 20% money market funds average. The Conservative Growth Composite Average is weighted 40% fixed income funds average, 35% general equity funds average, 20% money market funds average, and 5% international funds average. The Moderate Growth Composite Average is weighted 50% general equity funds average, 40% fixed income funds average, and 10% international funds average. The Growth Composite Average is weighted 65% general equity funds average, 20% fixed income funds average, and 15% international funds average.

1

Chairman’s Letter

Dear Shareholder,

Reflecting the financial markets’ overall strength, returns were positive across most asset classes for the six months ended April 30, 2010. The balanced Vanguard LifeStrategy Funds shared in these gains, posting returns ranging from more than 12% for the Growth Fund, the most aggressive fund in the series, to more than 5% for the Income Fund, the most conservative fund. All four funds performed in line with their benchmark composite indexes, but fell short of their respective peer-group averages.

Each LifeStrategy Fund’s potential margin of superiority or shortfall relative to its unmanaged composite index rests largely with Vanguard Asset Allocation Fund, which represents about 25% of assets for each fund in the series. For the six-month period, the Asset Allocation Fund’s return was in line with that of its index, muting its impact on the LifeStrategy Funds’ relative performance.

On April 30, the yields of the two more conservative funds––the Income Fund and the Conservative Growth Fund––were both 2.36%, down from 4.22% and 3.82%, respectively, a year ago.

U.S. stocks extended their post-crisis rally
Despite a few minor setbacks, stocks continued to climb during much of the six months ended April 30. The broad

2

U.S. stock market ended the period up about 18%. Since scraping bottom in March 2009, U.S. equities have rebounded dramatically, returning more than 80%.

For the half-year, stocks of small-capitalization companies significantly outperformed both the broad market and larger-cap issues, returning about 28%. Large-cap stocks returned about 17%, slightly behind the broad-market gain. Value stocks generally trumped their growth counterparts for the period, though the differences weren’t all that noteworthy.

International stocks considerably lagged U.S. stocks, but still ended the half-year in positive territory. In Europe, Greece’s financial woes continued to make headlines, precipitating unusual market volatility that continued after the close of the fiscal period. In Asia, the larger developed markets returned about 8%. Most emerging market stocks, which made a quick and substantial recovery from the global economic slowdown, continued to outperform those in developed markets. China, however, was held back by the prospect of monetary policy tightening.

Corporate bonds remained attractive to investors
The broad U.S. taxable bond market returned about 3% for the period as investors continued to favor higher-risk corporate bonds over U.S. government issues. The broad municipal bond market posted strong results, returning almost 4%. The yields of longer-term Treasury

Market Barometer
			Total Returns
		Periods Ended April 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	16.77%	40.21%	3.07%
Russell 2000 Index (Small-caps)	28.17	48.95	5.74
Dow Jones U.S. Total Stock Market Index	17.91	41.12	3.73
MSCI All Country World Index ex USA (International)	5.95	40.97	6.94

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	2.54%	8.30%	5.38%
Barclays Capital Municipal Bond Index	3.68	8.85	4.51
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.12	2.72

CPI
Consumer Price Index	0.85%	2.24%	2.30%

3

bonds rose during the six months, while those of the shortest-term securities remained around 0%.

The Federal Reserve Board has kept its target for short-term interest rates unchanged at 0% to 0.25% since December 2008. The Fed’s April statement noted economic improvements, but said officials still thought that “economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” The Fed has, however, begun to wind down credit programs established during the financial crisis.

Favorable stock market spurred growth-oriented funds
The four Vanguard LifeStrategy Funds are “funds of funds” that offer long- term investors balanced and diversified portfolios with different levels of risk. Up to five underlying Vanguard funds make up each of the four LifeStrategy Fund portfolios. These five underlying funds include a U.S. stock fund (the Total Stock Market Index Fund), an international equity fund (the Total International Stock Index Fund), two U.S. bond funds (the Short-Term Investment-Grade Fund and the Total Bond Market II Index Fund), and a balanced fund whose assets can shift among stocks, bonds, and short-term reserves (the Asset Allocation Fund).

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
LifeStrategy Income Fund	0.23%	1.02%
LifeStrategy Conservative Growth
Fund	0.24	1.10
LifeStrategy Moderate Growth Fund	0.23	1.22
LifeStrategy Growth Fund	0.23	1.30

The fund expense figures shown—drawn from the prospectus dated February 26, 2010—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Funds invest. The LifeStrategy Funds do not charge any expenses or fees of their own. For the six months ended April 30, 2010, the annualized acquired fund fees and expenses were 0.19% for the LifeStrategy Income Fund, 0.20% for the LifeStrategy Conservative Growth Fund, 0.20% for the LifeStrategy Moderate Growth Fund, and 0.21% for the LifeStrategy Growth Fund.

Peer groups are the composite averages listed on page 1. Their expense figures are derived by applying the appropriate allocations to average expense ratios of these mutual fund peer groups: fixed income funds, general equity funds, international funds, and money market funds. Average expense ratios for these groups are derived from data provided by Lipper Inc. and capture information through year-end 2009.

4

As companies repaired their balance sheets, the U.S. economy gained strength, and corporate profits improved, U.S. equities outperformed bonds as well as international stocks over the six-month period. The LifeStrategy Funds with the heaviest weightings in domestic stocks produced the best results: the Growth Fund returned more than 12%, the Moderate Growth Fund returned about 10%, the Conservative Growth Fund returned more than 7%, and the Income Fund returned more than 5%.

Of the underlying funds, the Total Stock Market Index Fund was the top performer for the half-year, returning about 18%, followed by the Asset Allocation Fund at about 11%, the Total International Stock Index Fund at about 5%, the Short-Term Investment-Grade Fund at about 3%, and the Total Bond Market II Index Fund at about 2%. (All returns are for the Investor Shares.)

The actively managed Asset Allocation Fund, which may hold up to 100% of its assets in cash, bonds, stocks, or a combination of asset classes, seeks to outperform a static allocation of stocks and bonds. Its success largely determines whether the LifeStrategy Funds outperform, match, or underperform their respective indexes. For the six months, the Asset Allocation Fund more or less matched its benchmark, as did all four of the LifeStrategy Funds.

Diversification is vital to long-term investing
Despite some dips in early 2010, investors experienced solid gains in the financial markets for the six months ended April 30. The period extended the markets’ recovery to more than 13 months after the low point of the financial crisis of 2008 and early 2009. What’s next is anybody’s guess. Even the most seasoned investment professionals can’t predict the future with certainty.

That’s why Vanguard encourages investors to keep a long-term focus, diversify within and across asset classes, and be aware of costs. These core principles are always relevant and become even more significant when markets are most volatile.

The LifeStrategy Funds epitomize these values and provide investors with both the opportunity to capture the gains of the top-performing asset classes and a possible cushion from turbulence. Each LifeStrategy Fund benefits from Vanguard’s low expense ratios and can function as a stand-alone balanced portfolio. With four options, you can pick the fund that’s best suited for your risk tolerance, time horizon, and investment objectives.

On another matter, I would like to inform you that on January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan

5

as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor. Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

F. William McNabb III

Chairman and Chief Executive Officer May 13, 2010

6

Your Fund’s Performance at a Glance
October 31, 2009 , Through April 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard LifeStrategy Income Fund	$13.20	$13.71	$0.202	$0.000
Vanguard LifeStrategy Conservative Growth
Fund	$14.81	$15.74	$0.217	$0.000
Vanguard LifeStrategy Moderate Growth Fund	$17.16	$18.62	$0.250	$0.000
Vanguard LifeStrategy Growth Fund	$18.66	$20.73	$0.252	$0.000

Target and Actual Asset Allocations
Percentages as of April 30, 2010
		Stocks		Bonds	Short-Term Reserves
	Target	Actual	Target	Actual	Target	Actual
LifeStrategy Income Fund	22.5%	22.4%	57.5%	57.6%	20.0%	20.0%
LifeStrategy Conservative	42.5%	42.3%	37.5%	37.6%	20.0%	20.1%
Growth Fund
LifeStrategy Moderate Growth	62.5%	62.2%	37.5%	37.8%	0.0%	0.0%
Fund
LifeStrategy Growth Fund	82.5%	82.2%	17.5%	17.8%	0.0%	0.0%

Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equaled 0%, 5%, 10%, and 15% of assets, respectively.

7

LifeStrategy Income Fund

Fund Profile
As of April 30, 2010

Total Fund Characteristics

Ticker Symbol	VASIX
30-Day SEC Yield	2.36%
Acquired Fund Fees and Expenses[1]	0.23%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	50.1%
Vanguard Asset Allocation Fund Investor
Shares	24.9
Vanguard Short-Term Investment-Grade
Fund Investor Shares	20.0
Vanguard Total Stock Market Index Fund
Investor Shares	5.0

Total Fund Volatility Measures
	Income	Barclays
	Composite	Aggregate
	Index	Bond Index
R-Squared	0.98	0.39
Beta	1.19	1.07

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 26, 2010—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Income Fund invests. The LifeStrategy Income Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2010, the annualized acquired fund fees and expenses were 0.19%.

8

LifeStrategy Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1999, Through April 30, 2010

Income Composite Index: Weighted 60% Lehman U.S. Aggregate Bond Index, 20% Dow Jones Wilshire 5000 Index, and 20% Citigroup 3-Month Treasury Index through August 31, 2003; 60% Lehman U.S. Aggregate Bond Index, 20% Dow Jones Wilshire 5000 Index, and 20% Lehman 1–3 Year U.S. Credit Index through April 22, 2005; and 60% Barclays Capital U.S. Aggregate Bond Index, 20% MSCI US Broad Market Index, and 20% Barclays Capital U.S. 1–3 Year Credit Bond Index through December 31, 2009, after which the Barclays Capital U.S. Aggregate Bond Index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index.

Note: For 2010, performance data reflect the six months ended April 30, 2010.

Average Annual Total Returns: Periods Ended March 31, 2010

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Income Fund	9/30/1994	17.72%	4.30%	4.11%	0.49%	4.60%

See Financial Highlights for dividend and capital gains information.

9

LifeStrategy Income Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (4.9%)
Vanguard Total Stock Market Index Fund Investor Shares	3,334,251	98,761

Balanced Fund (24.8%)
Vanguard Asset Allocation Fund Investor Shares	21,678,199	495,780

Bond Fund (50.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	96,145,072	1,000,870

Short-Term Bond Fund (20.0%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	37,120,234	399,043
Total Investment Companies (Cost $1,859,035)		1,994,454
Other Assets and Liabilities (0.1%)
Other Assets		9,569
Liabilities		(8,547)
		1,022
Net Assets (100%)
Applicable to 145,572,082 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)		1,995,476
Net Asset Value Per Share		$13.71

At April 30, 2010, net assets consisted of:
		Amount
		($000)
Paid-in Capital		1,887,138
Undistributed Net Investment Income		4,495
Accumulated Net Realized Losses		(31,576)
Unrealized Appreciation (Depreciation)		135,419
Net Assets		1,995,476

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
See accompanying Notes, which are an integral part of the Financial Statements.

10

LifeStrategy Income Fund

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Income Distributions Received	28,071
Net Investment Income—Note B	28,071
Realized Net Gain (Loss) on Investment Securities Sold	180
Change in Unrealized Appreciation (Depreciation) of Investment Securities	70,483
Net Increase (Decrease) in Net Assets Resulting from Operations	98,734

See accompanying Notes, which are an integral part of the Financial Statements.

11

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,071	59,138
Realized Net Gain (Loss)	180	(8,606)
Change in Unrealized Appreciation (Depreciation)	70,483	154,183
Net Increase (Decrease) in Net Assets Resulting from Operations	98,734	204,715
Distributions
Net Investment Income	(28,175)	(60,637)
Realized Capital Gain	—	—
Total Distributions	(28,175)	(60,637)
Capital Share Transactions
Issued	298,381	476,437
Issued in Lieu of Cash Distributions	26,295	56,502
Redeemed	(184,229)	(534,663)
Net Increase (Decrease) from Capital Share Transactions	140,447	(1,724)
Total Increase (Decrease)	211,006	142,354
Net Assets
Beginning of Period	1,784,470	1,642,116
End of Period[1]	1,995,476	1,784,470
1 Net Assets—End of Period includes undistributed net investment income of $4,495,000 and $4,599,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

LifeStrategy Income Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$13.20	$12.13	$14.44	$13.97	$13.38	$13.39
Investment Operations
Net Investment Income	.199	.440	.555	.570	.530	.470
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.513	1.081	(2.266)	.538	.580	(.020)
Total from Investment Operations	.712	1.521	(1.711)	1.108	1.110	.450
Distributions
Dividends from Net Investment Income	(.202)	(.451)	(.570)	(.570)	(.520)	(.460)
Distributions from Realized Capital Gains	—	—	(.029)	(.068)	—	—
Total Distributions	(.202)	(.451)	(.599)	(.638)	(.520)	(.460)
Net Asset Value, End of Period	$13.71	$13.20	$12.13	$14.44	$13.97	$13.38

Total Return[1]	5.43%	12.83%	-12.29%	8.14%	8.49%	3.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,995	$1,784	$1,642	$1,885	$1,666	$1,752
Ratio of Total Expenses to
Average Net Assets	0%[2]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.01%[3]	3.55%	4.00%	4.07%	3.85%	3.47%
Portfolio Turnover Rate	6%[3]	27%[4]	22%	8%	14%	6%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 The acquired fund fees and expenses were 0.19% (annualized).
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

13

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2010, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

14

LifeStrategy Income Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $31,665,000 to offset future net capital gains of $9,060,000 through October 31, 2016, and $22,605,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2010, the cost of investment securities for tax purposes was $1,859,035,000. Net unrealized appreciation of investment securities for tax purposes was $135,419,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2010, the fund purchased $192,459,000 of investment securities and sold $52,987,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009
	Shares	Shares
	(000)	(000)
Issued	22,143	38,458
Issued in Lieu of Cash Distributions	1,962	4,554
Redeemed	(13,686)	(43,288)
Net Increase (Decrease) in Shares Outstanding	10,419	(276)

G. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

15

LifeStrategy Conservative Growth Fund

Fund Profile
As of April 30, 2010

Total Fund Characteristics

Ticker Symbol	VSCGX
30-Day SEC Yield	2.36%
Acquired Fund Fees and Expenses[1]	0.24%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	30.1%
Vanguard Asset Allocation Fund Investor
Shares	24.9
Vanguard Short-Term Investment-Grade
Fund Investor Shares	20.1
Vanguard Total Stock Market Index Fund
Investor Shares	19.9
Vanguard Total International Stock Index
Fund	5.0

Total Fund Volatility Measures
	Conservative	DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.99	0.95
Beta	1.15	0.51

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1  This figure—drawn from the prospectus dated February 26, 2010—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Conservative Growth Fund invests. The LifeStrategy Conservative Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2010, the annualized acquired fund fees and expenses were 0.20%.

16

LifeStrategy Conservative Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1999, Through April 30, 2010

Conservative Growth Composite Index: Weighted 40% Lehman U.S. Aggregate Bond Index, 35% Dow Jones Wilshire 5000 Index, 20% Citigroup 3-Month Treasury Index, and 5% MSCI EAFE Index through August 31, 2003; 40% Lehman U.S. Aggregate Bond Index, 35% Dow Jones Wilshire 5000 Index, 20% Lehman 1–3 Year U.S. Credit Index, and 5% MSCI EAFE Index through April 22, 2005; and 40% Barclays Capital U.S. Aggregate Bond Index, 35% MSCI US Broad Market Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through December 31, 2009, after which the Barclays Capital U.S. Aggregate Bond Index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2010, performance data reflect the six months ended April 30, 2010.

Average Annual Total Returns: Periods Ended March 31, 2010

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Conservative
Growth Fund	9/30/1994	26.94%	4.00%	3.47%	0.19%	3.66%

See Financial Highlights for dividend and capital gains information.

17

LifeStrategy Conservative Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (19.9%)
Vanguard Total Stock Market Index Fund Investor Shares	40,193,428	1,190,529

International Stock Fund (5.0%)
Vanguard Total International Stock Index Fund	20,676,489	297,328

Balanced Fund (24.9%)
Vanguard Asset Allocation Fund Investor Shares	65,326,142	1,494,009
Bond Fund (30.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	173,642,050	1,807,614

Short-Term Bond Fund (20.1%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	111,963,487	1,203,607
Total Investment Companies (Cost $5,453,607)		5,993,087
Other Assets and Liabilities (0.0%)
Other Assets		39,850
Liabilities		(38,967)
		883
Net Assets (100%)
Applicable to 380,726,082 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)		5,993,970
Net Asset Value Per Share		$15.74

18

LifeStrategy Conservative Growth Fund

At April 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	5,578,987
Undistributed Net Investment Income	9,834
Accumulated Net Realized Losses	(134,331)
Unrealized Appreciation (Depreciation)	539,480
Net Assets	5,993,970

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
See accompanying Notes, which are an integral part of the Financial Statements.

19

LifeStrategy Conservative Growth Fund

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Income Distributions Received	81,249
Net Investment Income—Note B	81,249
Realized Net Gain (Loss) on Investment Securities Sold	(4,436)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	352,901
Net Increase (Decrease) in Net Assets Resulting from Operations	429,714

See accompanying Notes, which are an integral part of the Financial Statements.

20

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	81,249	158,914
Realized Net Gain (Loss)	(4,436)	(26,937)
Change in Unrealized Appreciation (Depreciation)	352,901	519,397
Net Increase (Decrease) in Net Assets Resulting from Operations	429,714	651,374
Distributions
Net Investment Income	(81,454)	(161,858)
Realized Capital Gain	—	—
Total Distributions	(81,454)	(161,858)
Capital Share Transactions
Issued	638,133	1,104,538
Issued in Lieu of Cash Distributions	78,953	156,702
Redeemed	(558,288)	(1,106,905)
Net Increase (Decrease) from Capital Share Transactions	158,798	154,335
Total Increase (Decrease)	507,058	643,851
Net Assets
Beginning of Period	5,486,912	4,843,061
End of Period[1]	5,993,970	5,486,912
1 Net Assets—End of Period includes undistributed net investment income of $9,834,000 and $10,039,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

LifeStrategy Conservative Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$14.81	$13.46	$17.61	$16.43	$15.24	$14.83
Investment Operations
Net Investment Income	.216	.439	.568	.580	.500	.440
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.931	1.359	(4.116)	1.170	1.180	.410
Total from Investment Operations	1.147	1.798	(3.548)	1.750	1.680	.850
Distributions
Dividends from Net Investment Income	(.217)	(.448)	(.592)	(.570)	(.490)	(.440)
Distributions from Realized Capital Gains	—	—	(.010)	—	—	—
Total Distributions	(.217)	(.448)	(.602)	(.570)	(.490)	(.440)
Net Asset Value, End of Period	$15.74	$14.81	$13.46	$17.61	$16.43	$15.24

Total Return[1]	7.79%	13.72%	-20.71%	10.84%	11.23%	5.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,994	$5,487	$4,843	$7,044	$5,326	$4,079
Ratio of Total Expenses to
Average Net Assets	0%[2]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.72%[3]	3.23%	3.52%	3.40%	3.21%	2.95%
Portfolio Turnover Rate	11%[3]	29%[4]	22%	10%	4%	7%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 The acquired fund fees and expenses were 0.20% (annualized).
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

.

See accompanying Notes, which are an integral part of the Financial Statements.

22

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2010, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

23

LifeStrategy Conservative Growth Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $127,702,000 to offset future net capital gains of $58,575,000 through October 31, 2016, and $69,127,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2010, the cost of investment securities for tax purposes was $5,453,607,000. Net unrealized appreciation of investment securities for tax purposes was $539,480,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2010, the fund purchased $478,893,000 of investment securities and sold $315,400,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009
	Shares	Shares
	(000)	(000)
Issued	41,577	81,675
Issued in Lieu of Cash Distributions	5,158	11,572
Redeemed	(36,451)	(82,611)
Net Increase (Decrease) in Shares Outstanding	10,284	10,636

G. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

24

LifeStrategy Moderate Growth Fund

Fund Profile
As of April 30, 2010

Total Fund Characteristics

Ticker Symbol	VSMGX
30-Day SEC Yield	1.89%
Acquired Fund Fees and Expenses[1]	0.23%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	34.8%
Vanguard Total Bond Market II Index Fund
Investor Shares	30.3
Vanguard Asset Allocation Fund Investor
Shares	25.1
Vanguard Total International Stock Index
Fund	9.8

Total Fund Volatility Measures
	Moderate	DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.98
Beta	1.11	0.70

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 26, 2010—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Moderate Growth Fund invests. The LifeStrategy Moderate Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2010, the annualized acquired fund fees and expenses were 0.20%.

25

LifeStrategy Moderate Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1999, Through April 30, 2010

Moderate Growth Composite Index: Weighted 50% Dow Jones Wilshire 5000 Index, 40% Lehman U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005; and 50% MSCI US Broad Market Index, 40% Barclays Capital U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2010, performance data reflect the six months ended April 30, 2010.

Average Annual Total Returns: Periods Ended March 31, 2010

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Moderate
Growth Fund	9/30/1994	34.79%	3.67%	2.86%	-0.11%	2.75%

See Financial Highlights for dividend and capital gains information.

26

LifeStrategy Moderate Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (34.8%)
Vanguard Total Stock Market Index Fund Investor Shares	96,755,334	2,865,893

International Stock Fund (9.7%)
Vanguard Total International Stock Index Fund	55,783,688	802,170

Balanced Fund (25.1%)
Vanguard Asset Allocation Fund Investor Shares	90,316,764	2,065,544
Bond Fund (30.3%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	239,446,031	2,492,633
Total Investment Companies (Cost $7,098,512)		8,226,240
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.210% (Cost $7,903)	7,902,575	7,903
Total Investments (100.0%) (Cost $7,106,415)		8,234,143
Other Assets and Liabilities (0.0%)
Other Assets		16,215
Liabilities		(18,503)
		(2,288)
Net Assets (100%)
Applicable to 442,003,072 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)		8,231,855
Net Asset Value Per Share		$18.62

27

LifeStrategy Moderate Growth Fund

At April 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	7,269,884
Undistributed Net Investment Income	37,863
Accumulated Net Realized Losses	(203,620)
Unrealized Appreciation (Depreciation)	1,127,728
Net Assets	8,231,855

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

28

LifeStrategy Moderate Growth Fund

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Income Distributions Received	106,182
Net Investment Income—Note B	106,182
Realized Net Gain (Loss) on Investment Securities Sold	(9,363)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	658,544
Net Increase (Decrease) in Net Assets Resulting from Operations	755,363

See accompanying Notes, which are an integral part of the Financial Statements.

29

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	106,182	207,758
Realized Net Gain (Loss)	(9,363)	(58,372)
Change in Unrealized Appreciation (Depreciation)	658,544	802,770
Net Increase (Decrease) in Net Assets Resulting from Operations	755,363	952,156
Distributions
Net Investment Income	(111,147)	(225,842)
Realized Capital Gain	—	—
Total Distributions	(111,147)	(225,842)
Capital Share Transactions
Issued	647,384	1,203,383
Issued in Lieu of Cash Distributions	109,366	222,292
Redeemed	(795,169)	(1,933,510)
Net Increase (Decrease) from Capital Share Transactions	(38,419)	(507,835)
Total Increase (Decrease)	605,797	218,479
Net Assets
Beginning of Period	7,626,058	7,407,579
End of Period[1]	8,231,855	7,626,058
1 Net Assets—End of Period includes undistributed net investment income of $37,863,000 and $42,828,000.

See accompanying Notes, which are an integral part of the Financial Statements.

30

LifeStrategy Moderate Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$17.16	$15.56	$22.21	$20.09	$18.09	$17.17
Investment Operations
Net Investment Income	.240	.450	.607	.580	.510	.470
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.470	1.632	(6.606)	2.100	1.990	.890
Total from Investment Operations	1.710	2.082	(5.999)	2.680	2.500	1.360
Distributions
Dividends from Net Investment Income	(.250)	(.482)	(.627)	(.560)	(.500)	(.440)
Distributions from Realized Capital Gains	—	—	(.024)	—	—	—
Total Distributions	(.250)	(.482)	(.651)	(.560)	(.500)	(.440)
Net Asset Value, End of Period	$18.62	$17.16	$15.56	$22.21	$20.09	$18.09

Total Return[1]	10.03%	13.82%	-27.69%	13.55%	14.09%	7.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,232	$7,626	$7,408	$11,272	$9,463	$7,778
Ratio of Total Expenses to
Average Net Assets	0%[2]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.44%[3]	2.89%	2.98%	2.81%	2.70%	2.61%
Portfolio Turnover Rate	12%[3]	25%[4]	18%	7%	8%	8%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 The acquired fund fees and expenses were 0.20% (annualized).
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

31

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2010, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

32

LifeStrategy Moderate Growth Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $191,824,000 to offset future net capital gains of $45,186,000 through October 31, 2016, and $146,638,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2010, the cost of investment securities for tax purposes was $7,106,415,000. Net unrealized appreciation of investment securities for tax purposes was $1,127,728,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2010, the fund purchased $486,833,000 of investment securities and sold $531,843,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009
	Shares	Shares
	(000)	(000)
Issued	35,979	79,071
Issued in Lieu of Cash Distributions	6,144	14,687
Redeemed	(44,459)	(125,352)
Net Increase (Decrease) in Shares Outstanding	(2,336)	(31,594)

G. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

33

LifeStrategy Growth Fund

Fund Profile
As of April 30, 2010

Total Fund Characteristics

Ticker Symbol	VASGX
30-Day SEC Yield	1.88%
Acquired Fund Fees and Expenses[1]	0.23%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	50.1%
Vanguard Asset Allocation Fund Investor
Shares	25.1
Vanguard Total International Stock Index
Fund	14.6
Vanguard Total Bond Market II Index Fund
Investor Shares	10.2

Total Fund Volatility Measures
		DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.09	0.90

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 26, 2010—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Growth Fund invests. The LifeStrategy Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2010, the annualized acquired fund fees and expenses were 0.21%.

34

LifeStrategy Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1999, Through April 30, 2010

Growth Composite Index: Weighted 65% Dow Jones Wilshire 5000 Index, 20% Lehman U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005; and 65% MSCI US Broad Market Index, 20% Barclays Capital U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2010, performance data reflect the six months ended April 30, 2010.

Average Annual Total Returns: Periods Ended March 31, 2010

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Growth Fund	9/30/1994	44.73%	3.05%	2.18%	-0.70%	1.48%

See Financial Highlights for dividend and capital gains information.

35

LifeStrategy Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (50.0%)
Vanguard Total Stock Market Index Fund Investor Shares	125,186,829	3,708,034

International Stock Fund (14.7%)
Vanguard Total International Stock Index Fund	75,444,460	1,084,891

Balanced Fund (25.1%)
Vanguard Asset Allocation Fund Investor Shares	81,384,029	1,861,253
Bond Fund (10.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	72,686,467	756,666
Total Investment Companies (Cost $6,419,961)		7,410,844
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.210% (Cost $1,045)	1,045,081	1,045
Total Investments (100.0%) (Cost $6,421,006)		7,411,889
Other Assets and Liabilities (0.0%)
Other Assets		20,878
Liabilities		(17,270)
		3,608
Net Assets (100%)
Applicable to 357,770,643 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)		7,415,497
Net Asset Value Per Share		$20.73

36

LifeStrategy Growth Fund

At April 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	6,554,620
Undistributed Net Investment Income	22,603
Accumulated Net Realized Losses	(152,609)
Unrealized Appreciation (Depreciation)	990,883
Net Assets	7,415,497

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

37

LifeStrategy Growth Fund

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Income Distributions Received	87,740
Net Investment Income—Note B	87,740
Realized Net Gain (Loss) on Investment Securities Sold	25,295
Change in Unrealized Appreciation (Depreciation) of Investment Securities	706,740
Net Increase (Decrease) in Net Assets Resulting from Operations	819,775

See accompanying Notes, which are an integral part of the Financial Statements.

38

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	87,740	155,405
Realized Net Gain (Loss)	25,295	(85,614)
Change in Unrealized Appreciation (Depreciation)	706,740	754,889
Net Increase (Decrease) in Net Assets Resulting from Operations	819,775	824,680
Distributions
Net Investment Income	(89,220)	(163,404)
Realized Capital Gain	—	—
Total Distributions	(89,220)	(163,404)
Capital Share Transactions
Issued	539,422	960,129
Issued in Lieu of Cash Distributions	88,059	161,307
Redeemed	(563,456)	(1,428,334)
Net Increase (Decrease) from Capital Share Transactions	64,025	(306,898)
Total Increase (Decrease)	794,580	354,378
Net Assets
Beginning of Period	6,620,917	6,266,539
End of Period[1]	7,415,497	6,620,917
1 Net Assets—End of Period includes undistributed net investment income of $22,603,000 and $24,083,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

LifeStrategy Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$18.66	$16.86	$26.56	$23.32	$20.37	$18.84
Investment Operations
Net Investment Income	.247	.423	.571	.540	.450	.420
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.075	1.818	(9.690)	3.220	2.950	1.510
Total from Investment Operations	2.322	2.241	(9.119)	3.760	3.400	1.930
Distributions
Dividends from Net Investment Income	(.252)	(.441)	(.581)	(.520)	(.450)	(.400)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.252)	(.441)	(.581)	(.520)	(.450)	(.400)
Net Asset Value, End of Period	$20.73	$18.66	$16.86	$26.56	$23.32	$20.37

Total Return[1]	12.51%	13.74%	-34.98%	16.32%	16.94%	10.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,415	$6,621	$6,267	$10,372	$8,422	$6,605
Ratio of Total Expenses to
Average Net Assets	0%[2]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.14%[3]	2.57%	2.47%	2.15%	2.07%	2.09%
Portfolio Turnover Rate	8%[3]	12%[4]	10%	4%	3%	4%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 The acquired fund fees and expenses were 0.21% (annualized).
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

40

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2010, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

41

LifeStrategy Growth Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $175,512,000 to offset future net capital gains of $9,185,000 through October 31, 2010, $2,953,000 through October 31, 2011, $46,739,000 through October 31, 2016, and $116,635,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2010, the cost of investment securities for tax purposes was $6,421,006,000. Net unrealized appreciation of investment securities for tax purposes was $990,883,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2010, the fund purchased $349,703,000 of investment securities and sold $286,937,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009
	Shares	Shares
	(000)	(000)
Issued	27,070	59,731
Issued in Lieu of Cash Distributions	4,465	10,050
Redeemed	(28,508)	(86,682)
Net Increase (Decrease) in Shares Outstanding	3,027	(16,901)

G. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

42

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

43

Six Months Ended April 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2009	4/30/2010	Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,054.35	$0.97
LifeStrategy Conservative Growth Fund	$1,000.00	$1,077.91	$1.03
LifeStrategy Moderate Growth Fund	$1,000.00	$1,100.32	$1.04
LifeStrategy Growth Fund	$1,000.00	$1,125.13	$1.11
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,023.85	$0.95
LifeStrategy Conservative Growth Fund	$1,000.00	$1,023.80	$1.00
LifeStrategy Moderate Growth Fund	$1,000.00	$1,023.80	$1.00
LifeStrategy Growth Fund	$1,000.00	$1,023.75	$1.05

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.19%, 0.20%, 0.20%, and 0.21%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

44

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

45

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People With Hearing Impairment > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at 202-551-8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q882 062010

Vanguard Total International Stock
Index Fund Semiannual Report

April 30, 2010

> For the six months ended April 30, Vanguard Total International Stock Index Fund returned about 5%, in line with its target index result and the average return of international peer funds.

> After early gains, mounting fiscal problems pushed several developed European markets into negative territory for the six months, but most emerging and Pacific Rim markets posted gains.

> The information technology, materials, and industrial sectors benefited from the economic rebound around much of the world and were among the best performers.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	45
Trustees Approve Advisory Arrangement.	47
Glossary.	48

Total International Stock Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended April 30, 2010
				Total
				Returns
Vanguard Total International Stock Index Fund				5.23%
MSCI EAFE + Emerging Markets Index				4.78
International Funds Average				5.43
International Funds Average: Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance
October 31, 2009 , Through April 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total International Stock Index Fund	$13.99	$14.38	$0.344	$0.000

Chairman’s Letter

Dear Shareholder,

International markets had some ups and downs during the first six months of the fiscal year. After early gains, developed European markets—representing about half of the fund’s value—lost ground in January and February, rallied in March, then slipped again as the debt and budget crisis in Greece worsened. Emerging markets were stronger out of the gate and held their lead, dipping in only one month, with the Pacific Rim not far behind.

For the six months ended April 30, 2010, Vanguard Total International Stock Index Fund returned 5.23%, near the 5.43% average return of international peer funds. However, temporary price differences arising from fair-value pricing policies (please see the text box on page 6 for an explanation) made it appear that the fund’s return had diverged from the 4.78% return of its benchmark, which is not adjusted for fair value.

Please note: The name of the fund’s benchmark has been changed from the Total International Composite Index to the MSCI EAFE + Emerging Markets Index. The index continues to consist of the MSCI Europe Index, which represents about half of its weighting, and the MSCI Pacific and MSCI Emerging Markets Indexes, which each represent about one-quarter.

Most stock markets extended their post-crisis rally
Despite a few setbacks, most markets around the world continued to climb during the six months ended April 30.

International markets, while considerably lagging the broad U.S. market, generally still ended the half-year in positive territory. In Europe, Greece’s financial woes continued to make headlines, precipitating unusual market volatility that continued after the close of the fiscal half-year. In Asia, the larger developed markets returned about 8%. Most emerging market stocks, which made a quick and substantial recovery from the global economic slowdown, continued to outperform those in developed markets. China, however, was held back by the prospect of monetary policy tightening.

The broad U.S. stock market ended the period up about 18%. Since scraping bottom in March 2009, U.S. equities have rebounded dramatically, returning more than 80%.

For the half-year, stocks of small-capitalization companies significantly outperformed both the broad market and larger-cap issues, returning about 28%. Large-cap stocks returned about 17%, slightly behind the broad market’s gain. Value stocks generally trumped their growth counterparts for the period, though the differences weren’t all that noteworthy.

Market Barometer
			Total Returns
		Periods Ended April 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	16.77%	40.21%	3.07%
Russell 2000 Index (Small-caps)	28.17	48.95	5.74
Dow Jones U.S. Total Stock Market Index	17.91	41.12	3.73
MSCI All Country World Index ex USA (International)	5.95	40.97	6.94

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	2.54%	8.30%	5.38%
Barclays Capital Municipal Bond Index	3.68	8.85	4.51
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.12	2.72

CPI
Consumer Price Index	0.85%	2.24%	2.30%

Corporate bonds remained attractive to investors
The broad U.S. taxable bond market returned about 3% for the period as investors continued to favor higher-risk, higher-yielding corporate bonds over U.S. government issues. The broad municipal bond market posted strong results, returning almost 4%. The yields of longer-term Treasury bonds rose during the six months, while those of the shortest-term securities remained around 0%.

The Federal Reserve Board has kept its target for short-term interest rates unchanged at 0% to 0.25% since December 2008. The Fed’s April statement noted economic improvements, but said officials still thought that “economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” The Fed has, however, begun to wind down credit programs established during the financial crisis.

Debt and fiscal woes beset European markets
Although many European economies appeared to be well on track to continue the economic recovery that began in 2009, their convalescence was interrupted when long-simmering fiscal problems and a potential debt default bubbled up to a crisis level in Greece. To a lesser extent, Spain, Portugal, and Ireland were also struggling, and consumer confidence dipped in Germany and other major

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Total International Stock Index Fund	0.32%	1.44%

The fund expense ratio shown is from the prospectus dated February 26, 2010, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended April 30, 2010, the fund’s annualized expense ratio was 0.26%. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: International Funds.

markets. Adding to unease about the market, the sovereign credit ratings of Greece, Portugal, and Spain were downgraded by at least one major rating agency; Greece is no longer rated investment-grade. Despite an emergency loan package for Greece from the European Union and the International Monetary Fund, approved just after the close of the period, markets remained unsettled in Europe and beyond.

The fiscal dramas restrained stock market returns in Europe’s developed markets, while the weakness of the euro and the British pound turned modest six-month gains into losses when measured in U.S. dollars. The dollar’s relative strength was a stiff headwind for U.S.-based investors: The local-currency return of the MSCI Europe Index was several percentage points higher than its –0.20% dollar-denominated return.

Greece, one of Europe’s smallest markets, was understandably the worst performer for the six months, returning about –41%. Italy, Spain, and Portugal declined less steeply. On the bright side, the larger European bourses—including the United Kingdom, representing almost one-sixth of the fund—posted single-digit gains. France, however, suffered a small loss.

Emerging markets led again, but with smaller gains
Last year’s remarkable emerging markets rally continued into the first half of the new fiscal year, but at a much slower pace, as the MSCI Emerging Markets Index returned 12.37% for the period. All of the countries represented in the index posted gains except Egypt and the Czech Republic.

In a departure from recent periods, China—the largest emerging market—was not the best performer, returning only about 1%. In part, the country appears to be a victim of the success of its government’s massive stimulus program to shore up the economy during the global slowdown. In early 2010, as the nation’s economic engine gathered steam, the government—concerned about inflation—began to try to apply the brakes by tightening credit, which also put pressure on stock prices.

Some of the smaller emerging countries (measured by market value) posted exceptional returns, including Indonesia (up more than 27%) and Turkey (up 25%). Among larger markets, South Korea and India each notched gains of about 20% and Brazil was up 9% for the half-year.

Pacific Rim countries in the middle of the pack
The MSCI Pacific Index returned 7.73% for the six months, mirroring the returns of its two largest markets. Japan (representing almost two-thirds of the index) gained almost 8%; Australia’s return was closer to 9%. Although the Japanese economy contracted for calendar-year 2009, it achieved better-than-expected growth in the December quarter and appears on track for growth in 2010. Japan’s stock market reached an 18-month high this spring as investors were encouraged by a pickup in exports.

A note on fair-value pricing
An index fund’s return sometimes may appear to diverge from the return of its benchmark index a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Most sectors advanced along with economic growth
Eight of the ten industry sectors posted six-month gains, led by information technology with a return of about 17%. Materials and industrial stocks also notched double-digit advances. The corporate fortunes of these three sectors tend to be somewhat more exposed to the ups and downs of the business cycle, so they benefited as many economies around the world emerged from their slumps. Financials—the largest sector, at about one-quarter of the Total International Stock Index Fund’s value—declined slightly, along with telecommunication services. Several banks were hit especially hard by concerns about exposure to Greek and other sovereign debt.

Diversification and globalization can be partners in your portfolio
Last year, international stocks vaulted over the broad U.S. market to the top of the performance charts, a position they had enjoyed for several years until most stocks fell into the bear market’s grip. But in the most recent six months, the broad U.S. market reclaimed the lead.

This seemingly perpetual game of leapfrog helps to explain why Vanguard continually reminds its clients about two pillars of investing: a long-term perspective and diversification. A case in point: Many investors have been drawn to the allure of emerging market funds, following the

MSCI Emerging Markets Index’s return of almost 79% in calendar-year 2009. While such returns are tempting, history has shown that chasing yesterday’s winners is often a losing strategy.

Instead, we encourage you to establish a target asset allocation that is appropriate for your long-term goals and risk tolerance, and then try to stick with it. A portfolio that is diversified across and within stocks and bonds—with an allocation to money market funds to help meet short-term or unexpected needs—can help cushion your exposure to inevitable market swings. And although international markets sometimes rise and fall in tandem with the broad U.S. market, a low-cost international equity index fund can help diversify your portfolio. This is usually more apparent in the long run, as differences emerge in the economic and financial performances of various countries.

On another matter, I would like to inform you that as of January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor. Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 13, 2010

Total International Stock Index Fund

Fund Profile
As of April 30, 2010

Portfolio Characteristics
			MSCI AC
		MSCI	World
		EAFE +	Index
	Fund	EM Index	ex USA
Number of Stocks	1,782	1,716	1,816
Median Market Cap $28.8B		$28.8B	$28.4B
Price/Earnings Ratio	23.3x	23.2x	23.2x
Price/Book Ratio	1.7x	1.7x	1.7x
Return on Equity	18.4%	18.4%	18.3%
Earnings Growth Rate	5.5%	5.8%	5.8%
Dividend Yield	2.7%	2.7%	2.7%
Turnover Rate
(Annualized)	5%	—	—
Ticker Symbol	VGTSX	—	—
Expense Ratio[1]	0.32%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE +	Index
	Fund	EM Index	ex USA
Consumer
Discretionary	9.1%	9.1%	8.7%
Consumer Staples	9.0	9.0	8.5
Energy	9.6	9.6	10.9
Financials	24.9	25.0	25.7
Health Care	6.6	6.6	6.1
Industrials	10.8	10.7	10.3
Information
Technology	7.5	7.4	7.1
Materials	11.4	11.5	12.1
Telecommunication
Services	6.1	6.1	5.9
Utilities	5.0	5.0	4.7

Volatility Measures
	MSCI	MSCI AC
	EAFE +	World Index
	EM Index	ex USA
R-Squared	0.98	0.98
Beta	1.02	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Royal Dutch Shell PLC	Integrated Oil &
	Gas	1.4%
BHP Billiton	Diversified Metals
	& Mining	1.4
HSBC Holdings PLC	Diversified Banks	1.3
Nestle SA	Packaged Foods &
	Meats	1.3
BP PLC	Integrated Oil &
	Gas	1.2
Vodafone Group PLC	Wireless
	Telecommunication
	Services	0.9
Total SA	Integrated Oil &
	Gas	0.9
Toyota Motor Corp.	Automobile
	Manufacturers	0.8
Roche Holdings AG	Pharmaceuticals	0.8
Petroleo Brasileiro SA	Integrated Oil &
	Gas	0.8
Top Ten		10.8%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratio shown is from the prospectus dated February 26, 2010, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended April 30, 2010, the annualized expense ratio was 0.26%.

Total International Stock Index Fund

Market Diversification (% of equity exposure)

			MSCI AC
		MSCI	World
		EAFE +	Index
	Fund	EM Index	ex USA
Europe
United Kingdom	16.0%	15.8%	14.6%
France	7.8	7.7	7.1
Germany	5.9	5.9	5.4
Switzerland	5.7	5.7	5.3
Spain	2.9	2.8	2.6
Italy	2.3	2.3	2.1
Sweden	2.2	2.2	2.0
Netherlands	2.0	2.0	1.8
Other	4.0	4.0	3.6
Subtotal	48.8%	48.4%	44.5%
Pacific
Japan	17.1%	17.1%	15.7%
Australia	6.5	6.6	6.1
Hong Kong	1.8	1.8	1.6
Singapore	1.2	1.2	1.1
Other	0.1	0.1	0.1
Subtotal	26.7%	26.8%	24.6%
Emerging Markets
China	4.3%	4.3%	4.0%
Brazil	4.0	4.0	3.7
South Korea	3.4	3.4	3.1
Taiwan	2.7	2.7	2.5
India	1.9	1.9	1.8
South Africa	1.7	1.8	1.6
Russia	1.6	1.6	1.5
Mexico	1.1	1.1	1.0
Other	3.8	4.0	3.9
Subtotal	24.5%	24.8%	23.1%
North America	0.0%	0.0%	7.8%

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1999, Through April 30, 2010

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Total International Stock Index
Fund	4/29/1996	59.51%	5.60%	2.46%

Fund returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

See Financial Highlights for dividend and capital gains information.

Total International Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.3%)[1]
Argentina (0.0%)
* Siderar SAIC Class A	30	—

Australia (6.5%)
BHP Billiton Ltd.	6,783,386	247,975
Commonwealth Bank
of Australia	3,101,052	165,920
Westpac Banking Corp.	5,947,223	148,185
Australia & New Zealand
Banking Group Ltd.	5,063,272	112,148
National Australia
Bank Ltd.	4,236,683	108,243
Woolworths Ltd.	2,504,948	62,574
Rio Tinto Ltd.	881,094	57,571
Wesfarmers Ltd.	2,034,031	54,527
Westfield Group	4,203,346	49,647
Woodside Petroleum Ltd.	1,099,201	45,583
QBE Insurance Group Ltd.	2,068,354	40,073
CSL Ltd.	1,138,092	34,008
Macquarie Group Ltd.	671,166	30,605
Newcrest Mining Ltd.	978,010	29,522
Origin Energy Ltd.	1,773,855	26,678
Telstra Corp. Ltd.	8,792,711	25,762
AMP Ltd.	4,135,964	23,735
Santos Ltd.	1,679,237	21,304
Suncorp-Metway Ltd.	2,572,988	21,264
Foster’s Group Ltd.	3,900,970	19,549
Brambles Ltd.	2,845,344	18,918
Orica Ltd.	726,822	17,626
Stockland	4,823,290	17,582
Amcor Ltd.	2,470,920	14,953
Insurance Australia
Group Ltd.	4,211,276	14,808
AGL Energy Ltd.	904,840	12,530
AXA Asia Pacific
Holdings Ltd.	2,099,449	11,909
Coca-Cola Amatil Ltd.	1,127,791	11,643
Transurban Group	2,342,818	11,026
ASX Ltd.	350,341	10,592

			Market
			Value•
		Shares	($000)
*	Fortescue Metals
	Group Ltd.	2,515,863	10,470
^	Leighton Holdings Ltd.	302,996	10,209
	GPT Group	18,670,897	9,977
	Computershare Ltd.	898,282	9,755
	Incitec Pivot Ltd.	3,245,882	9,597
	Sonic Healthcare Ltd.	746,212	9,482
	BlueScope Steel Ltd.	3,672,289	8,811
*	Asciano Group	5,646,812	8,763
	Toll Holdings Ltd.	1,337,806	8,738
	OneSteel Ltd.	2,697,247	8,675
	Lend Lease Group	1,081,064	8,509
	Mirvac Group	6,613,468	8,487
	Wesfarmers Ltd. Price
	Protected Shares	307,640	8,267
	WorleyParsons Ltd.	332,187	8,101
	Goodman Group	12,265,700	7,974
	Cochlear Ltd.	113,563	7,739
	TABCORP Holdings Ltd.	1,224,264	7,732
	Crown Ltd.	997,422	7,521
	Dexus Property Group	9,591,983	7,114
	Alumina Ltd.	4,904,096	6,926
^	Fairfax Media Ltd.	4,257,342	6,719
*	OZ Minerals Ltd.	6,277,410	6,608
	Boral Ltd.	1,199,619	6,485
	Bendigo and
	Adelaide Bank Ltd.	711,897	6,438
*	James Hardie Industries
	SE	882,507	6,187
	CFS Retail Property Trust	3,494,489	6,162
	Sims Metal
	Management Ltd.	325,306	6,115
*	Qantas Airways Ltd.	2,234,837	5,787
	Metcash Ltd.	1,529,992	5,750
	Tatts Group Ltd.	2,451,461	5,594
*	Arrow Energy Ltd.	1,178,081	5,558
	Intoll Group	4,639,643	4,788
*	Paladin Energy Ltd.	1,312,664	4,780
	CSR Ltd.	2,896,819	4,617
	Billabong International Ltd.	411,042	4,317

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	MAp Group	1,499,089	4,297
	Goodman Fielder Ltd.	2,599,970	3,490
	Harvey Norman
	Holdings Ltd.	1,070,970	3,344
	Aristocrat Leisure Ltd.	825,550	3,240
	Caltex Australia Ltd.	270,659	2,889
	Nufarm Ltd.	355,077	2,493
	SP AusNet	2,628,780	2,145
	Energy Resources of
	Australia Ltd.	131,905	1,907
			1,749,017
Austria (0.3%)
	Erste Group Bank AG	383,166	17,012
	OMV AG	303,303	10,838
	Voestalpine AG	238,516	8,872
*	IMMOFINANZ AG	1,998,870	8,523
	Telekom Austria AG	620,189	8,239
	Verbund–Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	154,058	5,731
	Raiffeisen International
	Bank Holding AG	109,143	5,314
	Vienna Insurance Group	77,411	3,784
			68,313
Belgium (0.7%)
	Anheuser-Busch InBev NV	1,458,895	70,773
	Delhaize Group SA	203,605	16,838
*	KBC Groep NV	326,278	14,598
^	Groupe Bruxelles Lambert
	SA	163,398	13,828
*,^	Ageas	4,487,870	13,785
	Solvay SA Class A	119,852	11,445
^	Belgacom SA	308,975	10,851
	Umicore	231,308	8,458
^	UCB SA	202,726	7,853
	Colruyt SA	30,595	7,533
*	Dexia SA	1,055,771	5,705
	Mobistar SA	59,314	3,646
^	Cie Nationale a Portefeuille	65,840	3,416
			188,729
Brazil (4.0%)
	Petroleo Brasileiro SA
	Prior Pfd.	4,981,200	93,907
	Vale SA Prior Pfd.	3,081,800	82,690
	Petroleo Brasileiro SA	3,817,100	80,657
	Vale SA	2,081,500	63,382
	Itau Unibanco Holding SA
	Prior Pfd.	2,921,181	63,322
	Banco Bradesco SA	2,815,780	51,756
	Vale SA Class B Pfd. ADR	1,180,207	31,759
	Investimentos Itau SA
	Prior Pfd.	4,588,000	31,700
	Itau Unibanco Holding
	SA ADR	1,229,384	26,653

			Market
			Value•
		Shares	($000)
	Petroleo Brasileiro
	SA ADR Type A	688,432	26,119
	OGX Petroleo e
	Gas Participacoes SA	2,607,600	26,072
	Cia de Bebidas das
	Americas Prior Pfd.	247,046	24,120
	Cia Siderurgica Nacional
	SA	1,129,800	21,124
	Banco do Brasil SA	1,034,800	17,847
	Petroleo Brasileiro
	SA ADR	397,231	16,855
	Vale SA Class B ADR	549,718	16,838
	Usinas Siderurgicas de
	Minas Gerais
	SA Prior Pfd.	512,700	16,756
	BRF–Brasil Foods SA	1,255,400	16,409
	BM&FBOVESPA SA	2,477,378	16,319
	Gerdau SA Prior Pfd.	978,900	16,084
	Cielo SA	1,245,058	12,026
	Banco Santander Brasil
	SA/Brazil ADR	1,002,996	11,665
	Redecard SA	680,710	11,302
	Banco Bradesco SA ADR	599,811	11,168
	Metalurgica Gerdau SA
	Class A	552,200	10,868
	Bradespar SA Prior Pfd.	456,500	10,471
	Cia Energetica de
	Minas Gerais Prior Pfd.	626,037	9,940
	Cia de Concessoes
	Rodoviarias	399,253	9,187
	Vivo Participacoes
	SA Prior Pfd.	301,525	7,979
	Cia Siderurgica Nacional
	SA ADR	398,892	7,439
*	Hypermarcas SA	542,880	7,436
	Natura Cosmeticos SA	348,500	7,398
	All America Latina
	Logistica SA	819,600	7,332
	Usinas Siderurgicas de
	Minas Gerais SA	228,000	7,242
	Cyrela Brazil Realty SA	593,235	7,116
	PDG Realty SA
	Empreendimentos e
	Participacoes	782,586	7,113
	Ultrapar Participacoes
	SA Prior Pfd.	149,469	7,047
	Centrais Eletricas
	Brasileiras SA Prior Pfd.	390,400	6,805
	Tele Norte Leste
	Participacoes
	SA Prior Pfd.	418,900	6,266
	Centrais Eletricas
	Brasileiras SA	436,200	6,186
	Lojas Renner SA	246,898	6,122
	Souza Cruz SA	153,300	5,944
	Gerdau SA ADR	345,478	5,666

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Cia de Bebidas das
	Americas ADR	53,865	5,268
	Cia Energetica de
	Sao Paulo Prior Pfd.	359,025	5,226
	Gafisa SA	750,310	5,137
*	Fibria Celulose SA	255,675	5,042
	Lojas Americanas
	SA Prior Pfd.	672,500	4,921
	JBS SA	1,025,422	4,885
	Marfrig Alimentos SA	401,852	4,217
	Cia Brasileira de
	Distribuicao Grupo Pao
	de Acucar ADR	61,206	4,193
	Eletropaulo Metropolitana
	Eletricidade de Sao Paulo
	SA Prior Pfd.	187,800	4,167
*	NET Servicos de
	Comunicacao
	SA Prior Pfd.	344,600	4,070
	CPFL Energia SA	195,300	4,009
	Empresa Brasileira de
	Aeronautica SA	643,100	3,822
	MRV Engenharia e
	Participacoes SA	533,084	3,732
	Duratex SA	408,901	3,726
	Suzano Papel e Celulose
	SA Prior Pfd.	287,560	3,668
	Tractebel Energia SA	267,700	3,417
*	BR Malls Participacoes SA	266,148	3,375
	Cia de Saneamento Basico
	do Estado de Sao Paulo	171,000	3,299
*	Cosan SA Industria e
	Comercio	238,600	2,999
	Brasil Telecom
	SA Prior Pfd.	452,020	2,871
	Banco do Estado do
	Rio Grande do
	Sul Prior Pfd.	371,089	2,856
	Localiza Rent a Car SA	246,202	2,728
*	LLX Logistica SA	560,633	2,693
	Klabin SA Prior Pfd.	858,300	2,681
	Tam SA Prior Pfd.	152,383	2,678
	B2W Cia Global Do Varejo	116,718	2,574
	Cia Paranaense de
	Energia Prior Pfd.	124,100	2,530
	Rossi Residencial SA	339,076	2,497
	Empresa Brasileira de
	Aeronautica SA ADR	102,873	2,477
	Gol Linhas Aereas
	Inteligentes SA Prior Pfd.	188,100	2,475
	Gerdau SA	197,300	2,449
	Tim Participacoes
	SA Prior Pfd.	952,400	2,449
	Cia Energetica de
	Minas Gerais ADR	149,358	2,412

			Market
			Value•
		Shares	($000)
	Braskem SA	337,000	2,408
	EDP–Energias do
	Brasil SA	124,800	2,387
	Tele Norte Leste
	Participacoes SA	134,200	2,382
	AES Tiete SA Prior Pfd.	209,700	2,342
	Multiplan
	Empreendimentos
	Imobiliarios SA	132,828	2,318
	Brookfield Incorporacoes
	SA	431,900	1,943
	Porto Seguro SA	180,400	1,865
*	Fertilizantes Fosfatados
	SA Prior Pfd.	199,849	1,848
	Cia Brasileira de
	Distribuicao Grupo Pao
	de Acucar Prior Pfd.	52,991	1,804
	Cia Paranaense de
	Energia ADR	85,756	1,773
	Tele Norte Leste
	Participacoes SA ADR	112,449	1,671
	Cia de Transmissao de
	Energia Electrica
	Paulista Prior Pfd.	61,000	1,636
	Brasil Telecom SA ADR	79,490	1,508
	Banco Santander Brasil
	SA	127,500	1,475
*,^	Fibria Celulose SA ADR	73,562	1,460
	Telemar Norte Leste
	SA Prior Pfd.	53,000	1,403
	Cia de Saneamento
	Basico do Estado de
	Sao Paulo ADR	29,165	1,148
	BRF–Brasil Foods
	SA ADR	68,800	918
	Tim Participacoes
	SA ADR	29,591	769
	Vivo Participacoes
	SA ADR	17,341	459
*	NET Servicos de
	Comunicacao SA ADR	23,000	270
	Centrais Eletricas
	Brasileiras SA ADR	18,000	257
	Braskem SA ADR	412	6
			1,079,680
Chile (0.4%)
	Empresas COPEC SA	923,264	14,765
	Empresas CMPC SA	221,214	9,421
	Enersis SA	19,191,993	7,674
	Empresa Nacional de
	Electricidad SA/Chile	4,803,909	7,461
	Centros Comerciales
	Sudamericanos SA	1,763,579	7,222
	Lan Airlines SA	275,276	5,251
	CAP SA	150,952	4,858

Total International Stock Index Fund

		Market
		Value•
	Shares	($000)
Sociedad Quimica y
Minera de Chile SA
Class B	130,816	4,739
Colbun SA	14,220,434	3,645
SACI Falabella	571,648	3,617
Banco Santander Chile
ADR	52,540	3,462
ENTEL Chile SA	217,063	3,074
Enersis SA ADR	143,095	2,846
Empresa Nacional de
Electricidad SA/
Chile ADR	59,905	2,783
Banco de Credito e
Inversiones	62,551	2,585
Banco Santander Chile	39,519,433	2,513
Cia Cervecerias Unidas
SA	263,378	2,258
AES Gener SA	4,979,694	2,197
Vina Concha y Toro SA	966,492	2,142
Sociedad Quimica y
Minera de Chile SA ADR	53,346	1,920
		94,433
China (4.3%)
China Mobile Ltd.	12,164,000	119,074
China Construction
Bank Corp.	90,830,000	73,761
China Life
Insurance Co. Ltd.	15,054,000	69,316
Industrial & Commercial
Bank of China	92,415,000	67,356
CNOOC Ltd.	36,138,000	63,566
Bank of China Ltd.	115,350,188	59,381
PetroChina Co. Ltd.	42,656,000	49,121
Tencent Holdings Ltd.	1,838,949	38,030
China Shenhua
Energy Co. Ltd.	6,527,500	28,010
China Petroleum &
Chemical Corp.	32,232,000	25,844
Ping An Insurance
Group Co. of China Ltd.	2,581,000	22,096
China Merchants
Bank Co. Ltd.	7,876,551	19,309
China Overseas Land &
Investment Ltd.	8,257,680	16,034
China Unicom
Hong Kong Ltd.	11,851,694	14,762
Bank of Communications
Co. Ltd.	11,637,000	13,253
China Telecom Corp. Ltd.	28,108,000	12,896
Yanzhou Coal
Mining Co. Ltd.	3,956,000	11,004
China Coal Energy Co.	7,016,000	10,587
Belle International
Holdings Ltd.	7,631,000	10,464

			Market
			Value•
		Shares	($000)
	Hengan International
	Group Co. Ltd.	1,361,500	10,452
^	Byd Co. Ltd.	1,040,500	9,239
	China Resources
	Enterprise Ltd.	2,402,000	8,474
	Tingyi Cayman Islands
	Holding Corp.	3,390,000	8,422
	China Communications
	Construction Co. Ltd.	8,570,000	8,080
	China Yurun Food
	Group Ltd.	2,662,413	8,073
	Dongfeng Motor
	Group Co. Ltd.	5,518,000	7,837
*,^	Aluminum Corp. of
	China Ltd.	7,960,000	7,702
	China Merchants Holdings
	International Co. Ltd.	2,204,000	7,656
	China Resources
	Land Ltd.	4,100,000	7,502
*	China Minsheng
	Banking Corp. Ltd.	6,759,000	7,236
	Lenovo Group Ltd.	9,628,000	7,098
	Inner Mongolia Yitai
	Coal Co. Class B	1,283,000	7,063
	China Pacific Insurance
	Group Co. Ltd.	1,642,738	6,866
*	China Mengniu
	Dairy Co. Ltd.	2,284,000	6,852
	China Resources Power
	Holdings Co. Ltd.	3,287,600	6,665
	China Citic
	Bank Corp. Ltd.	10,121,539	6,654
	Kunlun Energy Co. Ltd.	4,998,000	6,624
	Beijing Enterprises
	Holdings Ltd.	1,027,500	6,620
	Kingboard Chemical
	Holdings Ltd.	1,203,500	6,452
	Zijin Mining Group Co. Ltd.	8,128,000	6,334
	China COSCO
	Holdings Co. Ltd.	4,960,500	6,317
^	Jiangxi Copper Co. Ltd.	2,791,000	5,854
	Denway Motors Ltd.	9,822,000	5,769
	Li Ning Co. Ltd.	1,499,500	5,755
	Chaoda Modern
	Agriculture Holdings Ltd.	4,875,825	5,575
	Nine Dragons Paper
	Holdings Ltd.	3,225,669	5,441
	Anhui Conch
	Cement Co. Ltd.	1,652,000	5,275
*	China Railway Group Ltd.	7,563,000	5,213
*	China Taiping Insurance
	Holdings Co. Ltd.	1,568,600	5,192
*	Air China Ltd.	4,644,000	5,132
	Sinopharm Group Co.	1,120,800	5,052

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Shimao Property
	Holdings Ltd.	3,194,500	4,889
*	GOME
	Electrical Appliances
	Holdings Ltd.	15,137,980	4,879
^	Alibaba.com Ltd.	2,556,500	4,870
	Citic Pacific Ltd.	2,196,000	4,787
	China Railway
	Construction Corp. Ltd.	3,833,800	4,773
	Sino-Ocean Land
	Holdings Ltd.	6,211,500	4,762
	Shanghai Industrial
	Holdings Ltd.	1,087,000	4,696
*,^	PICC Property &
	Casualty Co. Ltd.	4,904,000	4,650
	Xinao Gas Holdings Ltd.	1,480,000	4,467
	China Oilfield
	Services Ltd.	3,054,000	4,259
	China High Speed
	Transmission Equipment
	Group Co. Ltd.	1,769,000	4,192
	Parkson Retail Group Ltd.	2,545,000	4,157
	China Agri-Industries
	Holdings Ltd.	3,156,000	4,135
	Want Want China
	Holdings Ltd.	5,378,500	4,038
	China National Building
	Material Co. Ltd.	2,404,000	3,940
	China Shipping
	Development Co. Ltd.	2,622,000	3,901
	Fushan International
	Energy Group Ltd.	5,536,000	3,889
	Renhe Commercial
	Holdings Co. Ltd.	15,799,635	3,856
^	Agile Property
	Holdings Ltd.	3,234,000	3,747
*,^	Semiconductor
	Manufacturing
	International Corp.	34,285,000	3,683
^	ZTE Corp.	1,012,918	3,629
	China Everbright Ltd.	1,464,000	3,610
^	Huaneng Power
	International Inc.	6,168,000	3,552
	Weichai Power Co. Ltd.	413,400	3,380
	Shandong Weigao Group
	Medical Polymer Co. Ltd.	724,000	3,357
^	Angang Steel Co. Ltd.	2,164,000	3,338
	Tsingtao Brewery Co. Ltd.	666,000	3,290
*,^	China Longyuan Power
	Group Corp.	3,083,000	3,280
	China Dongxiang
	Group Co.	4,680,000	3,177
^	Geely Automobile
	Holdings Ltd.	7,335,000	3,127

			Market
			Value•
		Shares	($000)
	Yantai Changyu Pioneer
	Wine Co. Class B	356,450	3,035
	COSCO Pacific Ltd.	2,240,000	3,020
	Poly Hong Kong
	Investments Ltd.	3,010,000	2,964
*,^	China Zhongwang
	Holdings Ltd.	3,342,400	2,874
	China South Locomotive
	and Rolling Stock Corp.	3,805,000	2,865
	Huabao International
	Holdings Ltd.	2,455,000	2,837
*,^	China Shipping Container
	Lines Co. Ltd.	6,800,000	2,822
	Anta Sports Products Ltd.	1,526,000	2,717
	Zhejiang
	Expressway Co. Ltd.	2,862,000	2,670
*	Skyworth Digital
	Holdings Ltd.	2,951,000	2,663
	Shanghai Electric
	Group Co. Ltd.	5,600,000	2,657
	Golden Eagle Retail
	Group Ltd.	1,371,000	2,641
^	Guangzhou R&F
	Properties Co. Ltd.	2,004,400	2,618
^	Country Garden
	Holdings Co.	8,447,000	2,609
^	Datang
	International Power
	Generation Co. Ltd.	6,244,000	2,603
*	Metallurgical Corp. of
	China Ltd.	4,944,000	2,556
	Guangdong
	Investment Ltd.	4,912,000	2,547
	Shui On Land Ltd.	5,455,199	2,473
	Fosun International	3,165,000	2,458
	Soho China Ltd.	4,173,000	2,371
	China Vanke Co. Ltd.
	Class B	2,429,500	2,354
*	Hidili Industry
	International
	Development Ltd.	2,098,000	2,287
*	Beijing Capital
	International
	Airport Co. Ltd.	3,702,000	2,227
^	Sinofert Holdings Ltd.	4,150,000	2,223
	Dongfang
	Electric Corp. Ltd.	335,800	2,177
	Jiangsu
	Expressway Co. Ltd.	2,316,000	2,175
^	Wumart Stores Inc.	998,000	2,133
	China BlueChemical Ltd.	3,354,000	2,074
	Hopson Development
	Holdings Ltd.	1,468,000	1,910
*,^	Sinopec Shanghai
	Petrochemical Co. Ltd.	4,898,000	1,880

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	China
	International Marine
	Containers Co. Ltd.
	Class B	1,451,553	1,835
	Franshion Properties
	China Ltd.	6,338,000	1,800
*	BBMG Corp.	1,830,000	1,795
	China Communications
	Services Corp. Ltd.	3,550,000	1,782
*,^	Maanshan Iron & Steel	3,374,000	1,770
	Sinotruk Hong Kong Ltd.	1,519,500	1,471
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co. Ltd.
	Class B	893,200	1,458
	China Travel
	International Inv HK	5,610,000	1,385
	Greentown China
	Holdings Ltd.	1,106,000	1,181
	Shanghai Zhenhua
	Heavy Industry Co. Ltd.
	Class B	1,762,479	1,079
	Harbin Power
	Equipment Co. Ltd.	1,326,000	1,038
			1,154,684
Colombia (0.0%)
	BanColombia SA ADR	141,364	6,607

Czech Republic (0.1%)
	CEZ AS	326,595	15,660
	Komercni Banka AS	30,547	6,270
	Telefonica O2 Czech
	Republic AS	231,172	5,124
			27,054
Denmark (0.8%)
	Novo Nordisk A/S Class B	879,452	72,360
*	Vestas Wind Systems A/S	412,132	25,147
*	Danske Bank A/S	914,257	23,869
	AP Moller–Maersk A/S
	Class B	2,667	22,393
	Carlsberg A/S Class B	216,416	17,491
	Novozymes A/S	93,511	11,243
	AP Moller–Maersk A/S	1,113	9,016
	DSV A/S	423,841	7,576
	Coloplast A/S Class B	45,213	5,010
*	Topdanmark A/S	28,728	3,547
*	William Demant Holding AS 48,401		3,301
	TrygVesta AS	52,333	3,231
	H Lundbeck A/S	117,934	1,943
			206,127
Egypt (0.1%)
	Orascom Construction
	Industries GDR	175,162	8,345
	Orascom Telecom Holding
	SAE GDR	1,093,763	6,681
			15,026

			Market
			Value•
		Shares	($000)
Finland (0.9%)
^	Nokia Oyj	7,574,446	92,602
	Fortum Oyj	899,653	23,246
^	Sampo Oyj	849,478	20,880
	UPM-Kymmene Oyj	1,046,520	15,019
	Kone Oyj Class B	309,633	13,624
	Metso Oyj	258,723	9,980
	Stora Enso Oyj	1,174,891	9,809
	Wartsila Oyj	170,888	8,702
	Kesko Oyj Class B	134,169	5,201
	Elisa Oyj	266,876	5,108
	Nokian Renkaat Oyj	215,168	5,058
	Outokumpu Oyj	240,018	5,048
	Neste Oil Oyj	258,898	4,191
	Rautaruukki Oyj	168,306	3,529
	Orion Oyj Class B	180,779	3,425
	Pohjola Bank PLC	283,570	3,097
	Sanoma Oyj	159,243	3,082
			231,601
France (7.7%)
	Total SA	4,269,442	232,289
	Sanofi-Aventis SA	2,128,202	145,183
	BNP Paribas	1,914,753	131,517
^	GDF Suez	2,512,523	89,354
	France Telecom SA	3,744,810	81,980
^	AXA SA	3,431,285	68,188
	Societe Generale	1,271,023	67,872
	ArcelorMittal	1,735,239	67,527
^	Danone	1,110,705	65,443
^	Vivendi SA	2,483,193	65,140
^	Carrefour SA	1,282,983	62,884
^	Air Liquide SA	507,682	59,226
	LVMH Moet Hennessy
	Louis Vuitton SA	495,890	57,068
^	Schneider Electric SA	476,026	54,043
^	L’Oreal SA	483,911	50,290
^	Vinci SA	893,563	49,794
	Cie de St-Gobain	777,786	38,396
	Unibail-Rodamco SE	184,444	34,860
	Pernod-Ricard SA	399,251	33,969
	Lafarge SA	404,225	29,307
	Credit Agricole SA	1,875,932	26,816
	EDF SA	479,170	25,681
^	Veolia Environnement	799,589	25,119
	Cie Generale d’Optique
	Essilor International SA	407,465	24,839
	Alstom SA	407,875	23,933
	Vallourec SA	115,703	23,046
^	Bouygues SA	452,748	22,434
^	Cie Generale des
	Etablissements Michelin
	Class B	296,863	21,506
	PPR	153,117	20,579
*	Renault SA	375,317	17,388
	Accor SA	294,521	16,828
^	Technip SA	210,274	16,814

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	European Aeronautic
	Defence and
	Space Co. NV	823,960	15,303
*	Alcatel-Lucent	4,673,511	14,897
	Cap Gemini SA	295,148	14,866
	Hermes International	106,452	14,075
	Christian Dior SA	128,096	13,637
	SES SA	571,686	13,102
	STMicroelectronics NV	1,386,529	12,839
	Suez Environnement Co.	545,772	11,829
	Sodexo	190,994	11,735
	Publicis Groupe SA	238,749	10,534
^	Casino Guichard Perrachon
	SA	110,942	9,793
	Safran SA	377,941	9,603
^	Lagardere SCA	237,384	9,574
*	Peugeot SA	309,304	9,135
*	Natixis	1,767,614	9,040
	Groupe Eurotunnel SA	968,518	8,844
*	Cie Generale de
	Geophysique-Veritas	290,614	8,749
	Dassault Systemes SA	130,601	8,486
^	SCOR SE	332,710	7,848
	Eutelsat Communications	199,309	7,095
	Legrand SA	211,671	6,892
	Thales SA	181,511	6,760
*	CNP Assurances	75,563	6,361
^	Klepierre	182,160	6,277
	Bureau Veritas SA	99,683	5,613
^	Fonciere Des Regions	47,697	4,936
	Aeroports de Paris	59,527	4,899
	Neopost SA	61,359	4,880
*	Atos Origin SA	91,270	4,625
^	ICADE	47,196	4,588
^	Societe Television
	Francaise 1	240,209	4,454
*	Air France-KLM	273,737	4,307
^	Eiffage SA	82,196	4,243
^	Imerys SA	68,557	4,179
	Societe BIC SA	53,087	4,127
*	JC Decaux SA	135,499	3,896
^	Eurazeo	56,072	3,888
^	Gecina SA	37,807	3,887
	Eramet	10,659	3,846
^	Metropole Television SA	131,291	3,395
^	Iliad SA	32,961	3,296
*	Societe Des Autoroutes
	Paris-Rhin-Rhone	45,574	3,199
	PagesJaunes Groupe	260,355	3,119
	BioMerieux	27,350	2,964
	Ipsen SA	51,347	2,453
			2,081,381
Germany (5.9%)
	Siemens AG	1,663,027	164,018
^	E.ON AG	3,842,242	141,693
^	BASF SE	1,856,643	107,943

			Market
			Value•
		Shares	($000)
^	Bayer AG	1,671,763	106,787
*,^	Allianz SE	917,710	105,211
*	Daimler AG	1,793,679	92,291
	SAP AG	1,733,438	83,635
	Deutsche Bank AG	1,192,154	83,210
	Deutsche Telekom AG	5,729,877	74,605
^	RWE AG	846,498	69,631
^	Muenchener
	Rueckversicherungs AG	398,958	56,227
^	Linde AG	307,100	36,759
^	Volkswagen AG Prior Pfd.	344,123	33,247
^	Bayerische Motoren
	Werke AG	670,200	33,146
	Deutsche Boerse AG	393,919	30,581
	Deutsche Post AG	1,709,074	27,720
^	Adidas AG	423,504	24,955
	ThyssenKrupp AG	673,654	21,905
^	Fresenius Medical Care
	AG & Co. KGaA	387,875	21,001
	MAN SE	213,891	20,187
	K&S AG	349,001	20,071
^	Henkel AG & Co.
	KGaA Prior Pfd.	359,002	19,249
^	HeidelbergCement AG	283,140	17,532
*	Infineon Technologies AG	2,204,013	15,605
^	Metro AG	228,255	13,722
^	Henkel AG & Co. KGaA	261,449	11,824
^	Fresenius SE Prior Pfd.	162,499	11,781
*	Commerzbank AG	1,426,522	11,202
^	Merck KGAA	130,817	10,753
*	QIAGEN NV	464,276	10,714
	Porsche Automobil
	Holding SE Prior Pfd.	177,141	10,251
^	Beiersdorf AG	176,973	10,029
*	Deutsche Lufthansa AG	465,165	7,735
	Hochtief AG	85,068	7,022
	GEA Group AG	313,812	6,964
	Salzgitter AG	79,617	6,470
^	RWE AG Prior Pfd.	79,755	6,109
*	Deutsche Postbank AG	176,651	6,071
^	Celesio AG	173,280	5,673
^	Volkswagen AG	59,755	5,651
*,^	Hannover
	Rueckversicherung AG	120,379	5,650
	Wacker Chemie AG	31,695	4,630
^	Fresenius SE	57,063	4,060
*,^	United Internet AG	256,000	3,849
	Fraport AG Frankfurt
	Airport Services
	Worldwide	74,043	3,839
	Bayerische Motoren
	Werke AG Prior Pfd.	106,932	3,810
^	Puma AG Rudolf
	Dassler Sport	10,538	3,524
*,^	TUI AG	273,464	3,026
	Suedzucker AG	136,005	2,765

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
^	Solarworld AG	164,884	2,384
*	Daimler AG	30,446	1,551
			1,588,268
Greece (0.3%)
*	National Bank of
	Greece SA	1,195,970	19,229
	Coca Cola Hellenic
	Bottling Co. SA	371,324	10,069
	OPAP SA	452,728	9,195
*	Alpha Bank AE	941,256	7,624
	Bank of
	Cyprus Public Co. Ltd.	1,152,420	6,649
*	EFG Eurobank Ergasias SA	659,059	5,298
*	Piraeus Bank SA	602,604	4,538
	Hellenic
	Telecommunications
	Organization SA	402,722	4,442
*	Public Power Corp. SA	232,519	3,806
	Titan Cement Co. SA	116,809	3,108
	Marfin Investment Group
	SA	1,320,646	2,532
	Hellenic Petroleum SA	183,634	1,978
	Hellenic
	Telecommunications
	Organization SA ADR	86,880	492
*	National Bank of Greece
	SA ADR	144,000	469
			79,429
Hong Kong (1.7%)
	Sun Hung Kai
	Properties Ltd.	2,852,000	39,540
	Cheung Kong
	Holdings Ltd.	2,802,000	34,554
	Hong Kong Exchanges
	and Clearing Ltd.	2,067,800	33,791
	Hutchison Whampoa Ltd.	4,299,000	29,504
	CLP Holdings Ltd.	4,140,500	29,006
	Li & Fung Ltd.	4,566,000	22,012
	Hang Seng Bank Ltd.	1,540,900	21,001
	Hong Kong &
	China Gas Co. Ltd.	7,916,000	19,209
	Swire Pacific Ltd.	1,556,500	18,120
	BOC Hong Kong
	Holdings Ltd.	7,446,000	17,820
	Esprit Holdings Ltd.	2,328,669	16,681
	Hongkong Electric
	Holdings Ltd.	2,813,000	16,599
	Hang Lung Properties Ltd.	4,207,000	15,134
	Wharf Holdings Ltd.	2,769,000	14,976
	Henderson Land
	Development Co. Ltd.	2,165,000	13,646
	Link REIT	4,394,500	10,781
	Bank of East Asia Ltd.	3,000,820	10,647
	MTR Corp.	2,902,500	10,171
	New World
	Development Ltd.	5,063,000	8,980

			Market
			Value•
		Shares	($000)
	Hang Lung Group Ltd.	1,608,000	7,855
	Kerry Properties Ltd.	1,427,500	6,585
*	Sands China Ltd.	4,019,800	6,526
	Sino Land Co. Ltd.	3,442,000	6,177
	Wheelock & Co. Ltd.	1,827,000	5,687
	Shangri-La Asia Ltd.	2,606,000	5,029
*	Cathay Pacific
	Airways Ltd.	2,380,000	4,958
	Yue Yuen Industrial
	Holdings Ltd.	1,347,500	4,695
*,^	Foxconn International
	Holdings Ltd.	4,226,000	3,793
	ASM Pacific
	Technology Ltd.	398,400	3,756
	Hysan
	Development Co. Ltd.	1,274,000	3,738
	Wing Hang Bank Ltd.	353,000	3,578
	Cheung Kong
	Infrastructure
	Holdings Ltd.	924,000	3,450
	Hopewell Holdings Ltd.	1,143,000	3,331
	Orient Overseas
	International Ltd.	433,500	3,297
	NWS Holdings Ltd.	1,661,000	2,903
	Television Broadcasts Ltd.	588,000	2,836
	Chinese Estates
	Holdings Ltd.	1,659,000	2,825
*	Mongolia Energy Co. Ltd.	6,036,000	2,774
	Lifestyle International
	Holdings Ltd.	1,263,500	2,459
	PCCW Ltd.	7,488,000	2,264
^	Hong Kong Aircraft
	Engineering Co. Ltd.	130,000	1,648
*	Kingboard Chemical
	Holdings Ltd.
	Warrants Exp.
	10/31/2012	117,650	35
			472,371
Hungary (0.1%)
*	OTP Bank PLC	564,487	19,842
*	MOL Hungarian Oil
	and Gas NyRt	106,506	10,785
	Richter Gedeon Nyrt.	28,668	6,081
	Magyar Telekom
	Telecommunications PLC	947,590	3,372
			40,080
India (1.9%)
	Reliance Industries Ltd.	2,656,892	61,440
	Infosys Technologies Ltd.	924,599	56,434
	Housing Development
	Finance Corp.	425,858	26,805
	ICICI Bank Ltd.	1,095,036	23,226
	HDFC Bank Ltd.	443,218	19,736
	Tata Consultancy
	Services Ltd.	948,033	16,252

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Larsen & Toubro Ltd.	412,666	14,903
	Sterlite Industries
	India Ltd.	765,669	14,072
	ITC Ltd.	2,212,921	13,226
	Bharat Heavy
	Electricals Ltd.	236,524	13,193
	Axis Bank Ltd.	449,280	12,735
	Jindal Steel & Power Ltd.	752,114	12,514
	Oil & Natural Gas Corp. Ltd.	517,362	12,219
	ICICI Bank Ltd. ADR	239,874	10,199
	Hindustan Unilever Ltd.	1,756,826	9,476
	Tata Motors Ltd.	439,154	8,506
	NTPC Ltd.	1,828,386	8,500
	Tata Steel Ltd.	577,359	7,966
	Hindalco Industries Ltd.	1,924,445	7,625
	Wipro Ltd.	496,755	7,476
	GAIL India Ltd.	766,587	7,383
	Hero Honda Motors Ltd.	162,698	6,987
	Mahindra & Mahindra Ltd.	558,026	6,575
	Sesa Goa Ltd.	675,818	6,455
	Jaiprakash Associates Ltd.	1,904,271	6,256
	Tata Power Co. Ltd.	196,651	5,977
	HDFC Bank Ltd. ADR	39,831	5,940
	DLF Ltd.	817,174	5,667
	State Bank of India Ltd.	102,814	5,295
	Cipla Ltd.	672,207	5,176
	Sun Pharmaceutical
	Industries Ltd.	144,607	5,124
	Reliance Infrastructure Ltd.	201,270	5,103
	Infrastructure
	Development
	Finance Co. Ltd.	1,292,557	4,923
	Reliance
	Communications Ltd.	1,263,486	4,607
	Unitech Ltd.	2,427,423	4,562
	United Spirits Ltd.	161,707	4,547
	JSW Steel Ltd.	164,904	4,512
	Steel Authority of
	India Ltd.	911,950	4,451
	Kotak Mahindra Bank Ltd.	260,885	4,276
	Bajaj Auto Ltd.	88,560	4,173
	Dr Reddys
	Laboratories Ltd.	147,702	4,166
*	Cairn India Ltd.	576,085	4,059
	Maruti Suzuki India Ltd.	140,998	4,033
	Reliance Capital Ltd.	210,735	3,468
	Ambuja Cements Ltd.	1,250,999	3,395
	Zee Entertainment
	Enterprises Ltd.	438,894	2,985
	HCL Technologies Ltd.	320,535	2,826
*	GMR Infrastructure Ltd.	1,880,550	2,793
	Siemens India Ltd.	164,948	2,624
*	Indiabulls Real Estate Ltd.	625,991	2,359
	Grasim Industries Ltd.	37,348	2,285
*	Satyam Computer
	Services Ltd.	1,074,104	2,247

			Market
			Value•
		Shares	($000)
^	Wipro Ltd. ADR	96,956	2,178
	ACC Ltd.	104,447	2,120
*	Ranbaxy Laboratories Ltd.	204,789	2,033
*	Reliance Natural
	Resources Ltd.	1,269,108	1,981
*	Suzlon Energy Ltd.	1,286,979	1,971
	Bharat
	Petroleum Corp. Ltd.	168,194	1,959
	ABB Ltd./India	98,298	1,746
*	Idea Cellular Ltd.	1,274,418	1,745
	United Phosphorus Ltd.	446,486	1,703
^	Dr Reddys
	Laboratories Ltd. ADR	58,777	1,651
*	Housing Development &
	Infrastructure Ltd.	232,440	1,396
	State Bank of India Ltd.
	GDR	12,622	1,285
	Aditya Birla Nuvo Ltd.	66,147	1,216
	Infosys Technologies Ltd.
	ADR	1,296	78
			524,794
Indonesia (0.5%)
	Astra International
	Tbk PT	4,098,500	21,179
	Telekomunikasi Indonesia
	Tbk PT	20,376,500	17,591
	Bank Central Asia
	Tbk PT	24,785,500	14,837
	Bank Rakyat Indonesia	11,105,000	10,869
	Perusahaan Gas Negara
	PT	22,166,000	9,955
	Bank Mandiri Tbk PT	14,613,000	9,255
	Bumi Resources Tbk PT	35,203,000	9,035
	United Tractors Tbk PT	2,993,500	6,397
	Indocement Tunggal
	Prakarsa Tbk PT	2,996,500	5,192
	Unilever Indonesia
	Tbk PT	3,058,500	4,664
	Adaro Energy Tbk PT	16,116,500	3,863
	Indofood Sukses
	Makmur Tbk PT	8,726,000	3,723
	Bank Danamon Indonesia
	Tbk PT	5,861,901	3,718
	Tambang Batubara Bukit
	Asam Tbk PT	1,618,000	3,293
	Indo Tambangraya
	Megah PT	694,300	2,972
	Semen Gresik Persero
	Tbk PT	3,071,500	2,766
	Bank Negara Indonesia
	Persero Tbk PT	7,941,000	2,260
	International Nickel
	Indonesia Tbk PT	4,128,500	2,241
	Astra Agro Lestari
	Tbk PT	823,500	2,000
	Indosat Tbk PT	2,724,000	1,767

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Aneka Tambang Tbk PT	6,621,500	1,763
*	Lippo Karawaci Tbk PT	19,856,500	1,275
			140,615
Ireland (0.2%)
	CRH PLC	1,407,986	40,264
	Kerry Group PLC Class A	284,995	9,159
*	Elan Corp. PLC	1,013,100	6,858
*	Ryanair Holdings PLC	641,474	3,197
*	Ryanair Holdings PLC ADR	104,494	2,943
*	Anglo Irish Bank Corp. Ltd.	698,992	202
			62,623
Israel (0.7%)
	Teva Pharmaceutical
	Industries Ltd.	1,817,693	106,935
	Israel Chemicals Ltd.	1,017,686	12,181
*	Check Point Software
	Technologies	335,298	11,943
*	Bank Leumi Le-Israel BM	2,359,108	10,074
*	Bank Hapoalim BM	1,967,549	7,922
	Bezeq Israeli
	Telecommunication
	Corp. Ltd.	2,389,116	5,835
*	NICE Systems Ltd.	119,424	3,810
*	Israel Corp. Ltd.	4,380	3,451
	Partner
	Communications Co. Ltd.	157,601	3,092
	Cellcom Israel Ltd.	92,433	2,801
	Elbit Systems Ltd.	42,005	2,576
	Teva Pharmaceutical
	Industries Ltd. ADR	42,703	2,508
	Makhteshim-Agan
	Industries Ltd.	544,112	2,284
*	Mizrahi Tefahot Bank Ltd.	239,479	2,129
*	Israel Discount Bank Ltd.
	Class A	972,889	1,985
	Delek Group Ltd.	7,688	1,671
	Discount Investment Corp.	55,339	1,273
	Ormat Industries	136,815	1,090
	Cellcom Israel Ltd.	6,994	214
			183,774
Italy (2.3%)
	ENI SPA	5,262,218	117,607
*	UniCredit SPA	33,086,686	86,711
	Enel SPA	13,298,992	69,672
*	Intesa Sanpaolo SPA
	(Registered)	15,548,489	51,247
	Assicurazioni Generali
	SPA	2,357,692	49,766
*	Telecom Italia SPA
	(Registered)	20,316,040	28,404
	Fiat SPA	1,543,707	20,262
	Saipem SPA	536,367	20,029
	Unione di Banche Italiane
	SCPA	1,162,456	14,396
*	Telecom Italia SPA
	(Bearer)	12,236,835	13,809

			Market
			Value•
		Shares	($000)
	Snam Rete Gas SPA	2,897,256	13,759
	Tenaris SA	672,112	13,496
	Mediaset SPA	1,425,607	11,289
	Atlantia SPA	523,848	11,149
	Terna Rete Elettrica
	Nazionale SPA	2,619,932	10,620
	Finmeccanica SPA	815,807	10,452
	Parmalat SPA	3,419,032	9,000
*	Mediobanca SPA	950,143	8,770
	Banco Popolare SC	1,291,453	8,269
	Luxottica Group SPA	233,548	6,399
	Banca Monte dei Paschi
	di Siena SPA	4,444,924	6,154
	Tenaris SA ADR	139,938	5,683
	Intesa Sanpaolo SPA
	(Bearer)	1,890,017	5,017
	Banca Popolare di
	Milano Scarl	796,457	4,479
	A2A SPA	2,310,239	3,905
	Prysmian SPA	197,490	3,556
^	Banca Carige SPA	1,321,017	3,356
*	Pirelli & C SPA	5,325,897	3,064
	Exor SPA	155,917	2,855
*	Autogrill SPA	205,609	2,505
	Mediolanum SPA	429,418	2,183
^	Fondiaria-Sai SPA	125,972	1,745
^	Italcementi SPA	144,407	1,642
*,^	Unipol Gruppo Finanziario
	SPA	1,515,627	1,587
			622,837
Japan (17.0%)
	Toyota Motor Corp.	5,923,800	228,884
	Mitsubishi UFJ Financial
	Group Inc.	25,440,899	132,573
	Honda Motor Co. Ltd.	3,338,187	112,956
	Canon Inc.	2,155,355	98,593
	Sumitomo Mitsui
	Financial Group Inc.	2,607,049	86,220
	Sony Corp.	2,030,900	69,536
	Nintendo Co. Ltd.	200,400	67,320
	Takeda
	Pharmaceutical Co. Ltd.	1,516,500	65,111
	Tokyo Electric
	Power Co. Inc.	2,462,700	61,805
	Mitsubishi Corp.	2,571,036	60,902
	Panasonic Corp.	3,970,900	58,193
	Mizuho Financial
	Group Inc.	27,662,392	53,265
	Mitsui & Co. Ltd.	3,507,400	52,713
	Nomura Holdings Inc.	7,461,190	51,573
	NTT DoCoMo Inc.	31,119	48,415
	Shin-Etsu
	Chemical Co. Ltd.	830,600	47,880
	Toshiba Corp.	8,123,000	46,825
	East Japan Railway Co.	687,900	46,016
	Fanuc Ltd.	387,600	45,770

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Nissan Motor Co. Ltd.	5,026,700	43,738
	Tokio Marine Holdings Inc.	1,463,800	43,578
	Mitsubishi Estate Co. Ltd.	2,388,000	43,050
	Nippon Telegraph &
	Telephone Corp.	1,050,000	42,739
	Seven &
	I Holdings Co. Ltd.	1,556,500	39,801
	Hitachi Ltd.	8,993,161	39,526
	Komatsu Ltd.	1,915,000	38,601
	Nippon Steel Corp.	10,333,000	36,660
	JFE Holdings Inc.	995,200	35,491
	Mitsubishi Electric Corp.	3,902,000	34,777
	Kansai Electric
	Power Co. Inc.	1,542,300	34,317
	Softbank Corp.	1,532,700	34,279
	Kyocera Corp.	328,100	32,943
	Astellas Pharma Inc.	915,400	32,053
	FUJIFILM Holdings Corp.	934,648	32,032
	MS&AD Insurance Group
	Holdings	1,098,384	31,570
	Japan Tobacco Inc.	9,076	31,452
	Mitsui Fudosan Co. Ltd.	1,694,000	31,372
	Chubu Electric
	Power Co. Inc.	1,339,400	31,119
	Denso Corp.	983,700	28,708
	KDDI Corp.	5,904	28,466
	Dai-ichi Life
	Insurance Co. Ltd.	16,130	27,560
	Sumitomo Corp.	2,270,700	27,344
	Kao Corp.	1,092,700	26,642
	Fujitsu Ltd.	3,765,000	26,475
	ITOCHU Corp.	3,047,000	26,398
	Sharp Corp.	2,023,000	26,202
	Murata
	Manufacturing Co. Ltd.	432,400	25,589
*	JX Holdings Inc.	4,527,970	25,258
	Central Japan Railway Co.	3,050	24,836
	Mitsubishi Heavy
	Industries Ltd.	6,151,000	24,777
	Kirin Holdings Co. Ltd.	1,686,000	24,155
	Asahi Glass Co. Ltd.	2,044,000	24,153
	Daiichi Sankyo Co. Ltd.	1,362,200	23,673
	Hoya Corp.	833,700	23,059
	Ricoh Co. Ltd.	1,351,000	22,950
	Tokyo Electron Ltd.	347,200	22,763
	Nidec Corp.	220,300	22,603
*	NKSJ Holdings Inc.	2,851,400	20,702
	Bridgestone Corp.	1,230,800	20,513
	Keyence Corp.	84,010	20,074
	Tokyo Gas Co. Ltd.	4,664,000	19,820
	Marubeni Corp.	3,330,000	19,648
	Kubota Corp.	2,213,000	19,437
	ORIX Corp.	211,141	19,298
	Sumitomo Electric
	Industries Ltd.	1,528,000	18,803

		Market
		Value•
	Shares	($000)
Secom Co. Ltd.	424,600	18,434
Sumitomo Metal
Industries Ltd.	6,788,000	18,425
Daikin Industries Ltd.	474,800	17,905
Tohoku Electric
Power Co. Inc.	863,300	17,605
Daiwa Securities
Group Inc.	3,366,000	17,410
Eisai Co. Ltd.	508,900	17,393
Mitsui OSK Lines Ltd.	2,324,000	17,375
Sumitomo Trust &
Banking Co. Ltd.	2,870,000	17,356
Terumo Corp.	340,500	17,347
NEC Corp.	5,201,000	17,124
Dai Nippon
Printing Co. Ltd.	1,137,000	15,752
Sumitomo Realty &
Development Co. Ltd.	767,000	15,738
Sumitomo Metal
Mining Co. Ltd.	1,059,000	15,667
SMC Corp.	109,300	15,666
Kyushu Electric
Power Co. Inc.	766,300	15,503
Toray Industries Inc.	2,685,000	15,431
TDK Corp.	236,400	15,130
Sumitomo
Chemical Co. Ltd.	3,180,000	15,027
Suzuki Motor Corp.	712,000	14,966
T&D Holdings Inc.	570,500	14,903
Aeon Co. Ltd.	1,297,100	14,851
Nikon Corp.	650,900	14,776
Shiseido Co. Ltd.	704,700	14,773
Rohm Co. Ltd.	197,200	14,614
Fast Retailing Co. Ltd.	96,300	14,593
Asahi Kasei Corp.	2,563,000	14,408
Asahi Breweries Ltd.	784,900	14,099
Yamada Denki Co. Ltd.	175,930	13,757
Osaka Gas Co. Ltd.	3,935,000	13,693
Olympus Corp.	437,900	13,251
Mitsubishi Chemical
Holdings Corp.	2,448,500	13,068
Nitto Denko Corp.	334,300	13,062
Bank of Yokohama Ltd.	2,486,000	12,926
Ajinomoto Co. Inc.	1,343,000	12,614
Nippon Yusen KK	3,034,000	12,473
West Japan Railway Co.	3,423	12,442
Konica Minolta
Holdings Inc.	963,000	12,181
Resona Holdings Inc.	986,300	12,046
Aisin Seiki Co. Ltd.	389,300	11,830
Inpex Corp.	1,675	11,787
Yamato Holdings Co. Ltd.	807,300	11,536
Rakuten Inc.	14,528	11,264
Kobe Steel Ltd.	5,044,000	11,258
Yahoo! Japan Corp.	29,218	11,187

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Daiwa House
	Industry Co. Ltd.	1,032,000	11,104
	Shionogi & Co. Ltd.	602,300	10,873
	Chugoku Electric
	Power Co. Inc.	562,300	10,742
	Hankyu Hanshin
	Holdings Inc.	2,303,000	10,729
	Nippon Electric
	Glass Co. Ltd.	701,000	10,690
	Toyota Industries Corp.	360,900	10,531
	Odakyu Electric
	Railway Co. Ltd.	1,261,000	10,526
	Sekisui House Ltd.	1,095,000	10,438
^	Kintetsu Corp.	3,271,000	10,345
	Toppan Printing Co. Ltd.	1,130,000	10,305
	Shizuoka Bank Ltd.	1,227,000	10,296
	NGK Insulators Ltd.	508,000	10,012
	JS Group Corp.	509,700	9,996
*,^	Mitsubishi Motors Corp.	7,281,000	9,971
	Chiba Bank Ltd.	1,547,000	9,797
	Shikoku Electric
	Power Co. Inc.	361,100	9,678
	Tokyu Corp.	2,297,000	9,593
	Omron Corp.	408,700	9,502
	Ibiden Co. Ltd.	260,800	9,391
	NTT Data Corp.	2,568	9,272
	Panasonic Electric
	Works Co. Ltd.	753,000	9,270
	Dentsu Inc.	337,800	9,194
	Kuraray Co. Ltd.	698,000	9,138
	Kawasaki Heavy
	Industries Ltd.	2,873,000	9,007
	Mazda Motor Corp.	3,048,000	9,001
	Tobu Railway Co. Ltd.	1,661,000	8,763
	Nippon Building Fund Inc.
	Class A	1,044	8,757
	Daito Trust
	Construction Co. Ltd.	158,200	8,433
	Advantest Corp.	324,200	8,377
	Electric Power
	Development Co. Ltd.	270,500	8,336
	Japan Real Estate
	Investment Corp.	988	8,240
	Isetan Mitsukoshi
	Holdings Ltd.	711,700	8,219
	Chugai
	Pharmaceutical Co. Ltd.	450,600	8,152
	OJI Paper Co. Ltd.	1,723,000	8,117
	Unicharm Corp.	82,900	8,058
	Nippon Express Co. Ltd.	1,700,000	8,009
	Hokuriku Electric
	Power Co.	377,000	7,802
	Sumitomo Heavy
	Industries Ltd.	1,162,000	7,639
	Keio Corp.	1,179,000	7,624
	Isuzu Motors Ltd.	2,393,000	7,614

			Market
			Value•
		Shares	($000)
*	Yamaha Motor Co. Ltd.	514,200	7,586
*	Elpida Memory Inc.	355,504	7,573
	Keihin Electric Express
	Railway Co. Ltd.	882,000	7,395
	Japan Steel Works Ltd.	675,000	7,393
	JSR Corp.	360,200	7,292
	SBI Holdings Inc.	33,907	7,272
	Trend Micro Inc.	214,200	7,266
	Hokkaido Electric
	Power Co. Inc.	373,100	7,240
	JGC Corp.	419,000	7,235
	Chuo Mitsui Trust
	Holdings Inc.	1,888,000	7,204
	Oriental Land Co. Ltd.	101,700	7,202
	NSK Ltd.	942,000	7,186
	Ono
	Pharmaceutical Co. Ltd.	171,400	7,100
	Makita Corp.	226,900	7,033
	Benesse Holdings Inc.	149,200	6,860
*	Mitsubishi Materials Corp.	2,262,000	6,780
	Fuji Heavy Industries Ltd.	1,210,000	6,772
	Fukuoka Financial
	Group Inc.	1,549,000	6,721
	Kurita Water
	Industries Ltd.	226,900	6,561
	Showa Denko KK	2,879,000	6,544
	Hirose Electric Co. Ltd.	60,100	6,488
	Toyota Tsusho Corp.	428,100	6,385
	Furukawa Electric Co. Ltd.	1,284,000	6,365
	Sony Financial
	Holdings Inc.	1,748	6,304
	Shimano Inc.	137,100	6,258
	Teijin Ltd.	1,895,000	6,047
	Mitsubishi Tanabe
	Pharma Corp.	454,000	6,007
	Sekisui Chemical Co. Ltd.	877,000	5,989
*	Sanyo Electric Co. Ltd.	3,770,000	5,988
	Obayashi Corp.	1,327,000	5,929
	Nitori Co. Ltd.	74,600	5,866
	Stanley Electric Co. Ltd.	284,700	5,821
*	Kawasaki Kisen
	Kaisha Ltd.	1,368,000	5,814
	Takashimaya Co. Ltd.	608,000	5,764
	Bank of Kyoto Ltd.	655,000	5,755
	Lawson Inc.	130,000	5,739
	J Front Retailing Co. Ltd.	972,000	5,661
	Amada Co. Ltd.	677,000	5,558
	Kyowa Hakko
	Kirin Co. Ltd.	529,000	5,551
	Joyo Bank Ltd.	1,323,000	5,503
	Suzuken Co. Ltd.	142,900	5,465
	Brother Industries Ltd.	449,300	5,457
	THK Co. Ltd.	244,900	5,377
	All Nippon
	Airways Co. Ltd.	1,691,978	5,367
^	GS Yuasa Corp.	749,000	5,337

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	IHI Corp.	2,662,000	5,328
	Nippon Paper Group Inc.	188,800	5,302
	Toyo Seikan Kaisha Ltd.	306,400	5,272
	Nomura Research
	Institute Ltd.	206,300	5,264
	Mitsui Chemicals Inc.	1,601,000	5,259
*	Sumco Corp.	235,800	5,216
	Sega Sammy
	Holdings Inc.	397,300	5,194
	Taiyo Nippon Sanso Corp.	574,000	5,157
	Yakult Honsha Co. Ltd.	194,600	5,087
	Hokuhoku Financial
	Group Inc.	2,555,000	5,080
	Ube Industries Ltd.	2,009,000	5,078
	MEIJI Holdings Co. Ltd.	137,941	4,980
	Seiko Epson Corp.	280,500	4,969
	Sankyo Co. Ltd.	107,000	4,939
^	Jupiter
	Telecommunications
	Co. Ltd.	4,875	4,935
	Hisamitsu
	Pharmaceutical Co. Inc.	133,000	4,902
	TonenGeneral Sekiyu KK	566,000	4,830
	Hachijuni Bank Ltd.	859,000	4,819
	Santen
	Pharmaceutical Co. Ltd.	148,900	4,755
	Shimizu Corp.	1,187,000	4,755
	Mitsubishi Gas
	Chemical Co. Inc.	787,000	4,746
	Nissin Foods
	Holdings Co. Ltd.	139,700	4,699
	Nippon Meat Packers Inc.	368,000	4,649
	Taisei Corp.	2,039,000	4,645
	Credit Saison Co. Ltd.	317,600	4,645
	Nisshin Seifun Group Inc.	377,000	4,634
	Hitachi Chemical Co. Ltd.	212,800	4,621
	Hitachi Construction
	Machinery Co. Ltd.	217,100	4,616
	Toho Gas Co. Ltd.	911,000	4,610
	Iyo Bank Ltd.	494,000	4,598
	Mitsubishi UFJ Lease &
	Finance Co. Ltd.	118,570	4,591
	Shimamura Co. Ltd.	44,800	4,513
	Chugoku Bank Ltd.	352,000	4,513
	Sojitz Corp.	2,492,400	4,495
	JTEKT Corp.	390,100	4,482
	Taisho
	Pharmaceutical Co. Ltd.	245,000	4,456
	NGK Spark Plug Co. Ltd.	325,000	4,410
	Kamigumi Co. Ltd.	533,000	4,403
	Dena Co. Ltd.	539	4,370
	Yaskawa Electric Corp.	491,000	4,340
	Kajima Corp.	1,704,000	4,330
	Gunma Bank Ltd.	797,000	4,299

		Market
		Value•
	Shares	($000)
Japan Retail Fund
Investment Corp.
Class A	3,182	4,283
Minebea Co. Ltd.	737,000	4,277
Yamaguchi Financial
Group Inc.	425,000	4,256
Denki Kagaku Kogyo KK	953,000	4,247
NTN Corp.	967,000	4,246
Toyo Suisan Kaisha Ltd.	176,000	4,243
Nippon Sheet
Glass Co. Ltd.	1,287,000	4,228
Shimadzu Corp.	510,000	4,225
Hiroshima Bank Ltd.	1,023,000	4,194
FamilyMart Co. Ltd.	120,000	4,135
Namco Bandai
Holdings Inc.	409,600	4,087
Suruga Bank Ltd.	416,000	4,082
Mitsui Engineering &
Shipbuilding Co. Ltd.	1,521,000	4,052
Toho Co. Ltd.	232,600	4,010
77 Bank Ltd.	705,000	4,006
Sysmex Corp.	66,600	3,995
Citizen Holdings Co. Ltd.	567,700	3,943
Nishi-Nippon City
Bank Ltd.	1,352,000	3,891
Alfresa Holdings Corp.	77,300	3,879
Yokogawa Electric Corp.	453,500	3,876
Nissan Chemical
Industries Ltd.	286,000	3,863
Kaneka Corp.	612,000	3,862
Tokyu Land Corp.	899,000	3,843
Yamaha Corp.	313,100	3,830
Kikkoman Corp.	343,000	3,812
NOK Corp.	223,000	3,791
Rinnai Corp.	77,100	3,781
Oracle Corp. Japan	76,100	3,771
Casio Computer Co. Ltd.	479,100	3,767
Daihatsu Motor Co. Ltd.	388,000	3,741
Medipal Holdings Corp.	296,000	3,690
Ushio Inc.	222,100	3,668
Toyoda Gosei Co. Ltd.	132,300	3,667
Idemitsu Kosan Co. Ltd.	44,100	3,653
Mitsumi Electric Co. Ltd.	166,000	3,612
Konami Corp.	185,900	3,607
Hitachi Metals Ltd.	335,000	3,595
Tokyo Tatemono Co. Ltd.	773,000	3,565
Marui Group Co. Ltd.	447,200	3,535
Daicel Chemical
Industries Ltd.	550,000	3,526
Tsumura & Co.	120,200	3,512
Aeon Mall Co. Ltd.	166,300	3,486
TOTO Ltd.	517,000	3,480
Fuji Electric
Holdings Co. Ltd.	1,133,000	3,403
Nomura Real Estate
Holdings Inc.	191,997	3,401

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Tokuyama Corp.	604,000	3,383
	UNY Co. Ltd.	365,800	3,318
	Kansai Paint Co. Ltd.	435,000	3,297
	Keisei Electric
	Railway Co. Ltd.	555,000	3,286
	Cosmo Oil Co. Ltd.	1,218,000	3,283
	Koito
	Manufacturing Co. Ltd.	193,888	3,193
	Mabuchi Motor Co. Ltd.	57,800	3,186
	USS Co. Ltd.	46,200	3,164
	Nomura Real Estate
	Office Fund Inc. Class A	559	3,147
	Mizuho Securities Co. Ltd.	1,134,000	3,141
	Mitsui Mining &
	Smelting Co. Ltd.	1,145,000	3,138
	Japan Prime Realty
	Investment Corp.	1,315	3,134
	NHK Spring Co. Ltd.	324,000	3,113
	Air Water Inc.	281,124	3,111
	Sumitomo Rubber
	Industries Ltd.	345,900	3,092
	Hitachi High-
	Technologies Corp.	141,600	3,087
	Yamazaki Baking Co. Ltd.	240,000	3,065
	Asics Corp.	319,000	3,052
	Mitsubishi Logistics Corp.	232,000	3,033
	Nisshin Steel Co. Ltd.	1,417,000	2,996
*	Mizuho Trust &
	Banking Co. Ltd.	3,043,000	2,995
	Japan Petroleum
	Exploration Co.	57,700	2,946
	Tosoh Corp.	1,034,000	2,911
	Chiyoda Corp.	315,191	2,894
	Dowa Holdings Co. Ltd.	521,000	2,892
	Sapporo Hokuyo
	Holdings Inc.	615,600	2,833
	McDonald’s Holdings Co.
	Japan Ltd.	131,900	2,808
	Obic Co. Ltd.	13,690	2,746
	Nisshinbo Holdings Inc.	257,000	2,730
	Yamato Kogyo Co. Ltd.	85,800	2,727
	Square Enix
	Holdings Co. Ltd.	129,100	2,727
	Hakuhodo DY
	Holdings Inc.	47,730	2,711
	Hino Motors Ltd.	533,000	2,683
	Tokyo Steel
	Manufacturing Co. Ltd.	199,700	2,676
	Dainippon Sumitomo
	Pharma Co. Ltd.	319,900	2,649
	Showa Shell Sekiyu KK	384,700	2,609
	Sapporo Holdings Ltd.	516,000	2,535
	Shinko Electric
	Industries Co. Ltd.	138,300	2,456
	Kinden Corp.	275,000	2,440
	Taiheiyo Cement Corp.	1,711,000	2,420

			Market
			Value•
		Shares	($000)
^	Shinsei Bank Ltd.	1,847,000	2,397
	Daido Steel Co. Ltd.	560,000	2,380
	NTT Urban
	Development Corp.	2,412	2,340
	Otsuka Corp.	32,600	2,318
^	Toyota Boshoku Corp.	128,400	2,277
	Itochu Techno-
	Solutions Corp.	60,000	2,266
^	Senshu Ikeda
	Holdings Inc.	1,274,400	2,188
	Aozora Bank Ltd.	1,512,000	2,168
	Seven Bank Ltd.	1,089	2,135
	Canon Marketing
	Japan Inc.	134,200	2,098
^	Ito En Ltd.	129,300	2,006
	Coca-Cola West Co. Ltd.	110,500	1,955
^	Nissha Printing Co. Ltd.	55,666	1,943
^	Jafco Co. Ltd.	61,200	1,876
	Matsui Securities Co. Ltd.	244,800	1,839
	ABC-Mart Inc.	51,600	1,838
	Aeon Credit
	Service Co. Ltd.	162,100	1,768
	Fuji Media Holdings Inc.	972	1,561
	Maruichi Steel Tube Ltd.	75,500	1,451
^	Acom Co. Ltd.	85,080	1,344
			4,597,908
Malaysia (0.7%)
	CIMB Group
	Holdings Bhd.	3,968,600	17,573
	Malayan Banking Bhd.	7,145,490	17,060
	Sime Darby Bhd.	6,037,600	16,542
	IOI Corp. Bhd.	7,401,286	12,563
	Tenaga Nasional Bhd.	3,955,500	10,514
	Genting Bhd.	4,490,100	9,707
	Public Bank Bhd.	2,123,394	7,992
*	Malaysia International
	Shipping Corp., Bhd.
	(Local)	2,706,880	7,559
	Maxis Bhd.	3,792,350	6,312
*	Axiata Group Bhd.	5,090,700	6,200
	AMMB Holdings Bhd.	3,984,100	6,186
	PPB Group Bhd.	1,076,800	5,992
	Genting Malaysia Bhd.	6,570,200	5,931
	Kuala Lumpur
	Kepong Bhd.	976,900	5,039
	DiGi.Com Bhd.	702,400	4,998
	British American Tobacco
	Malaysia Bhd.	288,200	3,967
	YTL Corp. Bhd.	1,652,460	3,831
	IJM Corp. Bhd.	2,248,860	3,463
	PLUS Expressways Bhd.	3,030,500	3,260
	Petronas Gas Bhd.	1,003,300	3,135
	Gamuda Bhd.	3,307,000	3,095
	YTL Power
	International Bhd.	4,124,358	2,827

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Hong Leong Bank Bhd.	976,000	2,653
	Telekom Malaysia Bhd.	2,100,100	2,279
	Tanjong PLC	400,200	2,240
	UMW Holdings Bhd.	1,128,900	2,232
	SP Setia Bhd.	1,679,400	2,205
	Berjaya Sports Toto Bhd.	1,489,928	2,127
	Parkson Holdings Bhd.	1,063,971	1,929
	Alliance Financial
	Group Bhd.	1,926,500	1,878
	Bursa Malaysia Bhd.	710,400	1,700
	RHB Capital Bhd.	857,400	1,654
	Hong Leong Financial
	Group Bhd.	548,300	1,488
	Lafarge Malayan
	Cement Bhd.	699,300	1,474
	Petronas Dagangan Bhd.	482,100	1,367
	MMC Corp. Bhd.	1,632,400	1,267
	Astro All Asia Networks
	PLC	904,800	1,192
*	Malaysian Airline
	System Bhd.	1,706,600	1,156
*	AirAsia Bhd.	2,638,800	1,112
	IGB Corp. Bhd.	1,859,200	1,064
	Genting Plantations Bhd.	481,100	1,020
	KLCC Property
	Holdings Bhd.	983,300	990
*	Public Bank Bhd.	30,642	115
*	Gamuda Berhad
	Rights Exp. 5/11/2010	413,375	31
			196,919
Mexico (1.1%)
	America Movil SAB
	de CV	36,732,879	94,814
	Wal-Mart de Mexico
	SAB de CV	11,865,300	27,620
*	Cemex SAB de CV	18,092,451	21,630
	Fomento Economico
	Mexicano SAB de CV	4,367,100	20,711
	Grupo Televisa SA	4,910,900	20,434
	Grupo Mexico SAB
	de CV Class B	7,727,217	20,303
	Grupo Financiero Banorte
	SAB de CV	2,853,000	11,845
	Telmex Internacional
	SAB de CV	10,573,005	10,124
	Telefonos de Mexico
	SAB de CV	10,824,500	8,352
*	Carso Global Telecom
	SAB de CV	1,409,100	7,135
	Grupo Elektra SA de CV	148,060	7,044
	Kimberly-Clark de Mexico
	SAB de CV Class A	1,075,500	6,238
	Grupo Bimbo SAB de
	CV Class A	706,400	5,646
	Grupo Modelo SAB
	de CV	1,016,200	5,604

			Market
			Value•
		Shares	($000)
	Mexichem SAB de CV	1,812,264	5,188
	Alfa SAB de CV Class A	622,900	4,846
	Grupo Financiero Inbursa
	SA	1,350,814	4,544
	Grupo Carso SAB de CV	1,185,100	4,331
	Industrias Penoles SAB
	de CV	199,845	4,213
	Coca-Cola Femsa SAB
	de CV	532,900	3,734
*	Urbi Desarrollos Urbanos
	SAB de CV	960,000	2,214
*	Desarrolladora Homex
	SAB de CV	435,700	2,102
	Grupo Aeroportuario del
	Pacifico SAB de CV
	Class B	554,300	1,962
	Grupo Aeroportuario del
	Pacifico SAB de
	CV ADR	41,026	1,453
*	Cemex SAB de CV ADR	2,829	34
			302,121
Netherlands (2.0%)
	Unilever NV	3,290,245	100,099
	Koninklijke Philips
	Electronics NV	1,964,982	65,982
*	ING Groep NV	7,358,826	64,951
	Koninklijke KPN NV	3,376,322	50,655
	Koninklijke Ahold NV	2,411,545	33,067
	ASML Holding NV	861,603	28,271
	Akzo Nobel NV	467,753	27,660
	Heineken NV	496,034	23,129
	TNT NV	751,311	22,960
*	Aegon NV	3,151,191	22,039
	Reed Elsevier NV	1,457,332	17,356
	Koninklijke DSM NV	312,751	13,970
	Wolters Kluwer NV	565,758	11,560
*	Randstad Holding NV	205,757	10,426
	Heineken Holding NV	221,832	9,080
	Fugro NV	136,016	8,854
^	Corio NV	118,499	6,856
	SBM Offshore NV	331,825	6,530
	Koninklijke Boskalis
	Westminster NV	131,020	5,910
	Koninklijke Vopak NV	63,886	5,240
	ASML Holding NV	8,280	270
*	Aegon NV	695	5
			534,870
New Zealand (0.1%)
	Fletcher Building Ltd.	1,220,274	7,406
	Telecom Corp. of
	New Zealand Ltd.	3,842,819	6,010
	Contact Energy Ltd.	609,682	2,760
	Sky City Entertainment
	Group Ltd.	1,169,977	2,674

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Auckland International
	Airport Ltd.	1,822,878	2,650
			21,500
Norway (0.6%)
	Statoil ASA	2,269,998	54,888
*	Telenor ASA	1,675,031	23,812
	DnB NOR ASA	1,802,285	21,330
	Seadrill Ltd.	564,896	14,229
	Yara International ASA	383,603	13,311
^	Orkla ASA	1,562,696	13,167
*,^	Norsk Hydro ASA	1,378,093	10,788
*,^	Renewable Energy Corp.
	ASA	665,665	2,262
*	Renewable Energy Corp.
	ASA Rights Exp.
	5/14/2010	332,832	461
			154,248
Peru (0.1%)
	Credicorp Ltd.	118,098	10,275
	Cia de Minas
	Buenaventura SA	250,262	8,308
	Southern Copper Corp.
	(U.S. Shares)	245,985	7,522
	Southern Copper Corp.	183,214	5,616
	Cia de Minas
	Buenaventura SA ADR	135,096	4,443
	Credicorp Ltd.	19,482	1,692
			37,856
Philippines (0.1%)
	Philippine Long Distance
	Telephone Co.	93,490	5,239
	Manila Electric Co.	896,050	3,528
	SM Investments Corp.	363,320	3,225
	Ayala Land Inc.	10,572,500	3,219
	Ayala Corp.	365,820	2,771
	Bank of the
	Philippine Islands	2,629,900	2,665
	Energy
	Development Corp.	16,340,000	1,959
	SM Prime Holdings Inc.	7,872,000	1,798
	Globe Telecom Inc.	66,490	1,430
	Banco de Oro Unibank Inc.	1,424,500	1,335
	Metropolitan Bank & Trust	1,056,600	1,244
	Jollibee Foods Corp.	900,300	1,179
			29,592
Poland (0.3%)
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	1,255,182	18,075
*	Bank Pekao SA	236,673	13,486
	KGHM Polska Miedz SA	284,149	10,597
*	Polski Koncern Naftowy
	Orlen	648,636	8,544
	Telekomunikacja Polska
	SA	1,342,892	7,304

			Market
			Value•
		Shares	($000)
*	Polska Grupa
	Energetyczna SA	518,626	3,884
*	Bank Zachodni WBK SA	43,973	3,230
	Polskie Gornictwo
	Naftowe i Gazownictwo
	SA	2,386,814	2,814
*	Getin Holding SA	698,707	2,569
	Asseco Poland SA	121,757	2,333
*	BRE Bank SA	20,468	1,943
*	Globe Trade Centre SA	241,684	1,904
	TVN SA	282,611	1,814
*	Bank Handlowy w
	Warszawie SA	65,071	1,782
*	ING Bank Slaski SA	6,510	1,713
*	Bank Millennium SA	1,007,832	1,651
*	PBG SA	19,821	1,585
*	Grupa Lotos SA	128,628	1,430
	Cyfrowy Polsat SA	162,982	815
			87,473
Portugal (0.2%)
	EDP–Energias de
	Portugal SA	3,503,146	12,537
*	Portugal Telecom
	SGPS SA	1,178,309	11,992
	Banco Espirito Santo
	SA	1,051,210	5,032
	Galp Energia SGPS SA
	Class B	306,824	4,919
	Jeronimo Martins
	SGPS SA	448,560	4,642
	Banco Comercial
	Portugues SA	4,700,689	4,415
^	Cimpor Cimentos de
	Portugal SGPS SA	514,067	3,728
*	EDP Renovaveis SA	433,716	3,083
	Brisa Auto-Estradas de
	Portugal SA	368,284	2,611
			52,959
Russia (1.6%)
	Gazprom OAO ADR	4,785,721	109,862
	Lukoil OAO ADR	945,121	53,162
	Sberbank of Russian
	Federation	17,454,774	46,119
	MMC Norilsk Nickel
	ADR	1,732,393	32,698
	Mobile Telesystems
	OJSC ADR	401,477	22,182
	Rosneft Oil Co. GDR	2,563,876	20,519
	Tatneft ADR	474,803	14,316
	NovaTek OAO GDR	184,660	13,835
	Surgutneftegaz ADR	1,441,127	13,639
*	RusHydro	218,365,474	12,679
	VTB Bank OJSC GDR	1,532,659	8,173
	Polyus Gold Co. ADR	308,423	7,568
	Mechel ADR	292,275	7,512

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Surgutneftegaz
	Prior Pfd.	13,941,899	7,494
*	Federal Grid Co.
	Unified Energy
	System JSC	582,970,150	7,281
*	Uralkali	1,496,731	6,431
	Novolipetsk Steel
	OJSC GDR	156,071	5,621
	Severstal OAO GDR	416,527	5,604
*	Sistema JSFC GDR	196,576	5,228
*	Pharmstandard GDR	154,882	4,332
	Sberbank of Russian
	Federation Prior Pfd.	1,982,136	3,987
*	Inter Rao Ues OAO	2,077,382,464	3,635
	Gazprom Neft JSC	672,462	3,629
	Wimm-Bill-Dann Foods
	OJSC ADR	144,620	3,146
*	TMK OAO GDR	112,591	2,321
*	Polymetal	208,047	2,162
	Comstar United
	Telesystems
	OJSC GDR	329,934	2,157
	VTB Bank OJSC	122,279,512	330
			425,622
Singapore (1.2%)
	DBS Group
	Holdings Ltd.	3,455,999	38,054
	United Overseas
	Bank Ltd.	2,462,000	36,019
	Singapore
	Telecommunications
	Ltd.	16,059,000	35,423
	Oversea-Chinese
	Banking Corp. Ltd.	5,249,000	33,336
	Keppel Corp. Ltd.	2,582,000	18,320
	CapitaLand Ltd.	5,130,500	13,859
	Wilmar
	International Ltd.	2,588,000	12,994
	Singapore Airlines Ltd.	1,070,000	11,747
	Singapore
	Exchange Ltd.	1,713,000	10,156
	Singapore Press
	Holdings Ltd.	3,204,000	9,570
	Noble Group Ltd.	3,854,500	8,360
	City Developments Ltd.	1,007,000	7,736
	Fraser and Neave Ltd.	1,941,000	6,897
*,^	Genting Singapore PLC	9,303,720	6,442
	CapitaMall Trust	4,478,300	6,317
	Singapore Technologies
	Engineering Ltd.	2,736,000	6,284
	SembCorp
	Industries Ltd.	1,964,000	5,974
	Jardine Cycle &
	Carriage Ltd.	262,000	5,761

			Market
			Value•
		Shares	($000)
*	Golden
	Agri-Resources Ltd.	13,344,791	5,637
	SembCorp Marine Ltd.	1,660,000	5,080
	CapitaMalls Asia Ltd.	2,999,000	4,731
^	Olam International Ltd.	2,426,000	4,578
	ComfortDelgro
	Corp. Ltd.	3,774,000	4,287
	Ascendas Real Estate
	Investment Trust	2,956,666	4,128
	Yangzijiang Shipbuilding
	Holdings Ltd.	3,737,000	3,630
	Neptune Orient
	Lines Ltd./Singapore	1,815,750	2,848
	UOL Group Ltd.	1,012,000	2,809
	Cosco Corp.
	Singapore Ltd.	2,026,000	2,533
	StarHub Ltd.	1,214,000	2,061
*	Golden
	Agri-Resources Ltd.
	Warrants Exp.
	07/23/2012	724,972	63
			315,634
South Africa (1.7%)
	Sasol Ltd.	1,161,603	47,001
	MTN Group Ltd.	2,980,235	43,842
	Standard Bank Group Ltd.	2,362,345	36,396
	Naspers Ltd.	777,416	31,330
	Impala Platinum
	Holdings Ltd.	1,085,368	30,602
	AngloGold Ashanti Ltd.	621,364	26,000
	Gold Fields Ltd.	1,354,610	18,095
	FirstRand Ltd.	5,701,783	15,660
*	Anglo Platinum Ltd.	133,412	14,478
	Sanlam Ltd.	4,133,139	13,503
	ABSA Group Ltd.	655,764	12,351
	Remgro Ltd.	875,979	11,641
	Bidvest Group Ltd.	592,136	11,015
	Shoprite Holdings Ltd.	823,254	8,743
	Tiger Brands Ltd.	325,662	8,292
	Kumba Iron Ore Ltd.	162,455	7,668
	African Bank
	Investments Ltd.	1,553,592	7,439
	Harmony Gold
	Mining Co. Ltd.	723,136	7,049
	Steinhoff International
	Holdings Ltd.	2,543,817	6,931
	RMB Holdings Ltd.	1,454,991	6,581
	Nedbank Group Ltd.	350,069	6,304
	Truworths
	International Ltd.	868,558	6,218
	Growthpoint
	Properties Ltd.	2,985,201	6,156
	Massmart Holdings Ltd.	405,953	6,015
*	Aspen Pharmacare
	Holdings Ltd.	516,918	5,817

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	African Rainbow
	Minerals Ltd.	212,971	5,699
	Vodacom Group Pty Ltd.	743,901	5,692
	Redefine Properties Ltd.	4,815,153	5,134
	Woolworths Holdings Ltd.	1,478,459	4,661
	Imperial Holdings Ltd.	343,486	4,551
	Pretoria Portland
	Cement Co. Ltd.	1,007,602	4,499
*	Sappi Ltd.	1,021,240	4,296
	Exxaro Resources Ltd.	251,020	4,158
	ArcelorMittal
	South Africa Ltd.	354,661	4,051
	Aveng Ltd.	794,241	3,979
	Foschini Ltd.	413,210	3,799
	Investec Ltd.	439,183	3,681
	Murray &
	Roberts Holdings Ltd.	641,641	3,560
	Netcare Ltd.	1,866,207	3,420
	Reunert Ltd.	358,999	2,798
	Telkom SA Ltd.	537,458	2,675
	Discovery Holdings Ltd.	533,025	2,579
	Pick n Pay Stores Ltd.	451,207	2,533
	Liberty Holdings Ltd.	236,771	2,424
	Northam Platinum Ltd.	286,773	2,022
			471,338
South Korea (3.3%)
	Samsung
	Electronics Co. Ltd.	194,009	147,513
	POSCO	89,757	40,250
	Hyundai Motor Co.	310,660	37,887
	Shinhan Financial
	Group Co. Ltd.	679,200	28,892
	KB Financial Group Inc.	571,154	27,829
*	Hynix Semiconductor Inc.	951,580	24,085
	LG Chem Ltd.	93,580	23,664
2	Samsung
	Electronics Co. Ltd. GDR	61,134	23,349
	Hyundai Mobis	127,643	21,186
	LG Electronics Inc.	190,156	20,734
	LG Display Co. Ltd.	469,360	19,961
	Samsung
	Electronics Co. Ltd.
	Prior Pfd.	41,446	19,588
	POSCO ADR	168,771	18,929
	Hyundai Heavy
	Industries Co. Ltd.	76,463	17,306
	Samsung Electro-
	Mechanics Co. Ltd.	120,950	15,272
	Samsung Fire &
	Marine Insurance Co. Ltd.	76,156	14,079
*	NHN Corp.	82,679	13,784
	SK Energy Co. Ltd.	120,779	13,160
	Shinsegae Co. Ltd.	28,546	13,088
	LG Corp.	190,949	13,020
	Samsung C&T Corp.	253,286	11,977
	Hana Financial Group Inc.	383,870	11,940

			Market
			Value•
		Shares	($000)
	KT&G Corp.	223,157	11,248
	Korea Electric
	Power Corp.	365,420	11,086
	Kia Motors Corp.	427,230	10,424
	Samsung SDI Co. Ltd.	68,751	9,159
	Hyundai Steel Co.	111,953	9,130
	KT Corp.	190,819	8,469
	Woori Finance
	Holdings Co. Ltd.	512,197	8,126
	SK Telecom Co. Ltd.	51,623	8,056
	Samsung Heavy
	Industries Co. Ltd.	328,120	7,530
	Cheil Industries Inc.	96,423	6,912
	Korea Exchange Bank	514,690	6,282
	Samsung Techwin Co. Ltd.	78,440	6,235
	Samsung
	Engineering Co. Ltd.	60,229	5,804
	Shinhan Financial
	Group Co. Ltd. ADR	67,503	5,747
	Samsung
	Securities Co. Ltd.	100,189	5,532
	GS Engineering &
	Construction Corp.	70,973	5,365
	OCI Co. Ltd.	27,997	5,309
	Lotte Shopping Co. Ltd.	18,633	5,285
	Hyundai Engineering &
	Construction Co. Ltd.	99,660	4,813
	Amorepacific Corp.	6,368	4,810
	LG Household &
	Health Care Ltd.	17,180	4,694
	Industrial Bank of Korea	334,250	4,648
	Korea Electric
	Power Corp. ADR	308,702	4,643
	SK Telecom Co. Ltd. ADR	250,083	4,629
	Daewoo
	Securities Co. Ltd.	244,860	4,599
	Doosan Heavy
	Industries and
	Construction Co. Ltd.	62,470	4,582
*	Korean Air Lines Co. Ltd.	72,733	4,567
	S-Oil Corp.	89,277	4,551
	KB Financial Group Inc.
	ADR	92,366	4,507
	NCSoft Corp.	28,050	4,170
	LG Telecom Ltd.	508,730	3,837
	Hankook Tire Co. Ltd.	169,800	3,795
	SK Holdings Co. Ltd.	47,508	3,736
	Honam
	Petrochemical Corp.	28,812	3,735
	Samsung Card Co.	75,211	3,734
	Hanwha Corp.	99,470	3,678
	Daewoo
	Shipbuilding & Marine
	Engineering Co. Ltd.	193,150	3,670
	GS Holdings	104,240	3,626
	Busan Bank	318,440	3,389

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Hyundai Motor Co.
	2nd Pfd.	76,650	3,370
	Woongjin Coway Co. Ltd.	99,080	3,262
	Hyosung Corp.	45,187	3,207
	Daelim Industrial Co. Ltd.	56,101	3,186
	Daegu Bank Ltd.	239,640	3,167
	Daewoo
	International Corp.	98,627	3,125
	CJ CheilJedang Corp.	15,686	3,119
	Hyundai Mipo Dockyard	21,997	3,097
*	Doosan Infracore Co. Ltd.	154,160	3,063
	Kangwon Land Inc.	194,880	3,023
	Korea Zinc Co. Ltd.	17,076	2,972
	KT Corp. ADR	131,252	2,966
	LS Corp.	36,299	2,961
	Hyundai Securities Co.	252,320	2,949
*	Korea Life
	Insurance Co. Ltd.	345,000	2,861
	Hyundai Development Co.	113,240	2,794
	KCC Corp.	9,642	2,711
	Yuhan Corp.	18,505	2,673
	Hyundai Department
	Store Co. Ltd.	29,197	2,610
	Glovis Co. Ltd.	23,124	2,560
	Woori Investment &
	Securities Co. Ltd.	170,330	2,489
	Dongbu Insurance Co. Ltd.	78,620	2,480
	Hanwha Chem Corp.	159,540	2,400
	STX Pan Ocean Co. Ltd.	202,010	2,379
	Mirae Asset
	Securities Co. Ltd.	45,081	2,238
	Doosan Corp.	20,268	2,214
	LS Industrial
	Systems Co. Ltd.	33,456	2,203
	Korea Investment
	Holdings Co. Ltd.	74,760	2,183
*	Celltrion Inc.	109,449	2,114
	Daewoo Engineering &
	Construction Co. Ltd.	227,160	2,113
*	Samsung Life
	Insurance Co. Ltd.	19,500	1,935
	Korea Gas Corp.	47,003	1,894
	Hyundai Motor Co.
	Prior Pfd.	43,390	1,827
	Dongkuk
	Steel Mill Co. Ltd.	76,970	1,609
	Hanjin Heavy Industries &
	Construction Co. Ltd.	64,339	1,592
	Lotte
	Confectionery Co. Ltd.	1,403	1,550
*	SK Broadband Co. Ltd.	303,147	1,503
	LG Electronics Inc.
	Prior Pfd.	35,820	1,478
	S1 Corp.	32,780	1,400
	SK Networks Co. Ltd.	139,850	1,392
	Hite Brewery Co. Ltd.	10,592	1,246

			Market
			Value•
		Shares	($000)
	Tong Yang Securities Inc.	133,350	1,142
	STX Offshore &
	Shipbuilding Co. Ltd.	89,200	1,078
	Taewoong Co. Ltd.	14,305	951
			904,691
Spain (2.8%)
	Banco Santander SA	16,632,284	211,485
	Telefonica SA	8,558,858	193,732
	Banco Bilbao Vizcaya
	Argentaria SA	7,200,254	94,699
	Iberdrola SA	7,440,098	59,045
	Repsol YPF SA	1,477,818	34,699
	Inditex SA	440,330	27,253
^	ACS Actividades de
	Construccion y Servicios
	SA	284,658	12,908
	Banco Popular Espanol SA	1,746,938	12,369
	Red Electrica Corp. SA	217,722	10,316
	Abertis Infraestructuras
	SA	570,065	9,928
^	Banco de Sabadell SA	1,839,692	9,334
	Criteria Caixacorp SA	1,699,302	8,475
	Gas Natural SDG SA	463,520	7,914
	Ferrovial SA	892,153	7,858
	Enagas	360,306	7,226
	Iberdrola Renovables SA	1,702,329	6,600
	Acerinox SA	279,783	5,570
	Acciona SA	50,943	5,049
	Mapfre SA	1,476,671	4,833
	Gamesa Corp.
	Tecnologica SA	366,062	4,498
	Bankinter SA	574,287	4,240
	Zardoya Otis SA	266,334	4,158
	Indra Sistemas SA	197,478	3,959
^	Grifols SA	255,373	3,233
*	Iberia Lineas Aereas de
	Espana SA	957,624	3,201
	Gestevision Telecinco SA	203,404	2,892
^	Fomento de
	Construcciones y
	Contratas SA	82,588	2,703
^	Banco de Valencia SA	423,520	2,469
*,^	Sacyr Vallehermoso SA	189,995	1,450
*	Banco de Valencia SA
	Rights Exp. 05/10/2010	423,520	50
			762,146
Sweden (2.2%)
^	Telefonaktiebolaget LM
	Ericsson Class B	6,085,747	70,233
^	Hennes & Mauritz AB
	Class B	1,034,349	66,000
	Nordea Bank AB	6,528,414	63,693
	TeliaSonera AB	4,533,510	31,074
^	Sandvik AB	2,034,978	29,167
^	Svenska Handelsbanken
	AB Class A	989,900	27,758

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Volvo AB Class B	2,202,647	27,327
^	Atlas Copco AB Class A	1,356,041	21,811
*,^	Skandinaviska Enskilda
	Banken AB Class A	3,079,145	20,990
^	Investor AB Class B	918,058	17,368
^	SKF AB	786,159	15,682
^	Svenska Cellulosa AB
	Class B	1,147,922	14,957
^	Assa Abloy AB Class B	627,428	14,467
^	Skanska AB Class B	808,853	13,402
*	Swedbank AB Class A	1,234,128	13,288
	Millicom International
	Cellular SA	152,897	13,284
	Electrolux AB Class B	482,950	12,421
^	Swedish Match AB	509,416	11,548
^	Atlas Copco AB Class B	789,858	11,443
	Scania AB Class B	648,853	11,323
*	Volvo AB Class A	885,324	10,751
	Tele2 AB	625,748	10,575
^	Alfa Laval AB	684,231	10,195
^	Getinge AB	404,296	9,037
	Kinnevik Investment AB
	Class B	435,944	8,001
^	Securitas AB Class B	638,973	6,729
^	Ratos AB	204,843	6,410
	SSAB AB Class A	362,257	6,343
^	Husqvarna AB	832,328	6,176
	Lundin Petroleum AB	461,227	2,805
	SSAB AB Class B	169,899	2,640
	Holmen AB	104,151	2,627
			589,525
Switzerland (5.7%)
	Nestle SA	7,008,587	342,937
	Roche Holding AG	1,420,035	224,208
	Novartis AG	4,264,977	217,449
*	UBS AG	7,192,699	111,431
*	Credit Suisse Group AG	2,275,346	104,433
	ABB Ltd.	4,460,136	85,552
	Zurich Financial Services
	AG	297,363	65,924
	Syngenta AG	191,340	48,480
	Cie Financiere Richemont
	SA	1,054,889	38,908
	Holcim Ltd.	495,887	36,953
	Swiss
	Reinsurance Co. Ltd.	697,217	30,237
	Swatch Group AG (Bearer)	62,095	18,192
	Swisscom AG	47,267	16,041
	Adecco SA	248,667	14,626
	SGS SA	11,089	14,404
	Julius Baer Group Ltd.	415,739	14,288
	Geberit AG	78,111	13,862
	Synthes Inc.	119,520	13,562
	Givaudan SA	15,471	13,462
	Sonova Holding AG	93,027	11,532

			Market
			Value•
		Shares	($000)
	Kuehne &
	Nagel International AG	109,590	11,469
	Schindler Holding AG
	(Bearer)	98,313	8,636
*	Actelion Ltd.	205,547	8,336
	Baloise-Holding AG	100,635	7,924
	Lonza Group AG	91,398	7,132
	Swiss Life Holding AG	58,241	7,080
*,^	Logitech International SA	366,584	5,985
	Lindt & Spruengli AG	229	5,956
	Nobel Biocare Holding AG	247,990	5,435
	GAM Holding Ltd.	414,943	5,154
	Swatch Group AG
	(Registered)	93,290	5,087
	Pargesa Holding SA	54,303	4,415
	Aryzta AG	112,556	4,301
	Lindt & Spruengli AG	1,732	3,837
	Straumann Holding AG	15,566	3,825
	Schindler Holding AG	42,564	3,697
	Aryzta AG	51,983	2,005
	BKW FMB Energie AG	29,319	1,954
			1,538,709
Taiwan (2.7%)
	Taiwan Semiconductor
	Manufacturing Co. Ltd.	40,228,063	78,730
	Hon Hai Precision
	Industry Co. Ltd.	15,620,885	73,333
	MediaTek Inc.	1,870,430	31,670
	Nan Ya Plastics Corp.	10,348,780	21,697
	China Steel Corp.	19,958,756	21,238
	Taiwan Semiconductor
	Manufacturing Co. Ltd.
	ADR	1,893,348	20,051
*	Cathay Financial
	Holding Co. Ltd.	11,796,000	18,874
	HTC Corp.	1,353,800	18,140
	Formosa Plastics Corp.	8,037,780	17,857
	Chunghwa
	Telecom Co. Ltd.	8,083,321	15,868
	Asustek Computer Inc.	7,745,601	14,935
	Formosa Chemicals &
	Fibre Corp.	5,746,500	14,491
	AU Optronics Corp.	12,526,640	14,433
	Acer Inc.	5,152,090	14,050
	Chimei Innolux Corp.	9,571,101	13,972
	Delta Electronics Inc.	3,585,240	11,884
*	Fubon Financial
	Holding Co. Ltd.	8,999,000	10,970
	Compal Electronics Inc.	7,605,521	10,570
*	United
	Microelectronics Corp.	19,754,175	9,939
	Chinatrust Financial
	Holding Co. Ltd.	17,002,255	9,602
	Mega Financial
	Holding Co. Ltd.	15,575,000	9,096

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Yuanta Financial
	Holding Co. Ltd.	14,714,000	8,773
	Quanta Computer Inc.	4,508,950	8,476
	Uni-President
	Enterprises Corp.	6,735,357	7,488
	Taiwan Mobile Co. Ltd.	3,734,000	7,146
	Advanced Semiconductor
	Engineering Inc.	7,290,060	7,117
	Wistron Corp.	3,518,237	6,760
	Formosa
	Petrochemical Corp.	2,502,950	6,574
	Far Eastern New
	Century Corp.	5,657,478	6,139
	Siliconware Precision
	Industries Co.	4,654,000	5,703
*	China Development
	Financial Holding Corp.	19,502,625	5,469
	Lite-On
	Technology Corp.	4,076,064	5,410
	Taiwan Cement Corp.	5,965,000	5,360
	First Financial
	Holding Co. Ltd.	9,630,859	5,302
	Synnex Technology
	International Corp.	2,129,500	5,075
	Foxconn
	Technology Co. Ltd.	1,182,380	4,890
	Taiwan Fertilizer Co. Ltd.	1,501,000	4,776
	Chang Hwa
	Commercial Bank	9,968,000	4,476
	Macronix International	6,616,927	4,400
	Taiwan Cooperative Bank	7,171,000	4,369
*	Shin Kong Financial
	Holding Co. Ltd.	10,834,096	4,163
	Powertech
	Technology Inc.	1,149,050	4,099
	Hua Nan Financial
	Holdings Co. Ltd.	6,934,595	4,069
	Epistar Corp.	1,263,408	4,043
*	SinoPac Financial
	Holdings Co. Ltd.	11,540,000	3,925
	Far EasTone
	Telecommunications
	Co. Ltd.	3,181,000	3,872
	Pou Chen Corp.	4,506,350	3,857
	Unimicron
	Technology Corp.	2,515,750	3,780
*	United
	Microelectronics Corp.
	ADR	1,043,348	3,693
	Cheng Shin Rubber
	Industry Co. Ltd.	1,697,090	3,647
	Largan Precision Co. Ltd.	203,376	3,354
	Novatek
	Microelectronics
	Corp. Ltd.	961,275	3,295
	Asia Cement Corp.	3,283,413	3,087

			Market
			Value•
		Shares	($000)
	AU Optronics Corp. ADR	260,366	3,018
	Chunghwa
	Telecom Co. Ltd. ADR	151,964	2,966
	President Chain
	Store Corp.	1,023,536	2,927
	Catcher
	Technology Co. Ltd.	1,101,800	2,907
*	Taishin Financial
	Holding Co. Ltd.	7,367,184	2,843
*	E.Sun Financial
	Holding Co. Ltd.	6,368,170	2,831
*	Powerchip
	Semiconductor Corp.	16,172,000	2,764
	Richtek Technology Corp.	262,005	2,747
	Tripod Technology Corp.	783,759	2,693
	KGI Securities Co. Ltd.	5,812,000	2,643
	WPG Holdings Co. Ltd.	1,255,000	2,576
*	Inotera Memories Inc.	3,620,002	2,555
	Simplo
	Technology Co. Ltd.	390,100	2,351
*	Walsin Lihwa Corp.	5,324,000	2,328
	Realtek
	Semiconductor Corp.	839,673	2,274
	Everlight
	Electronics Co. Ltd.	709,497	2,234
*	Prime View
	International Co. Ltd.	1,136,000	2,195
*	Clevo Co.	993,176	2,170
*	Ruentex Industries Ltd.	879,000	2,148
	Coretronic Corp.	1,379,000	2,091
	Inventec Co. Ltd.	3,593,100	2,072
*	Polaris
	Securities Co. Ltd.	4,127,040	2,058
	Yulon Motor Co. Ltd.	1,771,015	2,057
*	Nanya Technology Corp.	2,331,915	2,045
	Chicony
	Electronics Co. Ltd.	764,380	2,017
	Transcend
	Information Inc.	635,363	2,008
*	HannStar Display Corp.	9,419,000	1,939
*	Chunghwa Picture Tubes	19,319,000	1,862
*	Qisda Corp.	3,119,000	1,844
	Motech Industries Inc.	509,731	1,817
	U-Ming Marine
	Transport Corp.	844,000	1,743
	Tung Ho Steel
	Enterprise Corp.	1,601,842	1,727
	Giant
	Manufacturing Co. Ltd.	552,000	1,668
	Taiwan Glass
	Industrial Corp.	1,787,890	1,665
*	Wintek Corp.	1,995,000	1,661
*	Winbond
	Electronics Corp.	5,734,000	1,651
*	Tatung Co. Ltd.	7,631,000	1,568

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Nan Ya Printed Circuit
	Board Corp.	373,320	1,558
*	Eva Airways Corp.	2,966,900	1,539
	Feng Hsin Iron &
	Steel Co.	914,000	1,520
*	Young Fast
	Optoelectronics
	Co. Ltd.	162,000	1,514
*	China Airlines Ltd.	3,544,491	1,505
	Teco Electric and
	Machinery Co. Ltd.	3,383,000	1,501
	Far Eastern Department
	Stores Co. Ltd.	1,655,210	1,477
	Advanced Semiconductor
	Engineering Inc. ADR	299,740	1,457
*	CMC Magnetics Corp.	5,163,000	1,450
	TSRC Corp.	959,000	1,384
*	Evergreen Marine Corp.
	Taiwan Ltd.	2,112,000	1,350
	Advantech Co. Ltd.	600,659	1,346
	Phison Electronics Corp.	198,768	1,346
*	Wan Hai Lines Ltd.	2,147,500	1,329
	Cheng Uei Precision
	Industry Co. Ltd.	685,644	1,323
	Eternal Chemical Co. Ltd.	1,225,175	1,298
	Formosa Taffeta Co. Ltd.	1,620,000	1,293
	Kinsus Interconnect
	Technology Corp.	488,000	1,266
	Pixart Imaging Inc.	201,719	1,262
	Siliconware Precision
	Industries Co. ADR	201,575	1,240
	Micro-Star
	International Co. Ltd.	1,945,517	1,207
	Formosa Sumco
	Technology Corp.	399,700	1,122
	Farglory Land
	Development Co. Ltd.	525,000	1,114
*	Taiwan Business Bank	4,066,000	1,089
	Mitac International Corp.	2,318,995	1,077
	Yang Ming Marine
	Transport Corp.	2,575,776	1,053
*	Capital Securities Corp.	1,977,000	932
	Chinese Gamer
	International Corp.	73,000	887
	Vanguard International
	Semiconductor Corp.	1,804,000	883
	Formosa International
	Hotels Corp.	67,100	788
	Compal
	Communications Inc.	627,000	664
*	Evergreen
	International Storage &
	Transport Corp.	798,000	656
*	Tatung Co. Ltd. GDR	92,281	381
			736,461

			Market
			Value•
		Shares	($000)
Thailand (0.3%)
	PTT PCL (Foreign)	1,691,115	13,263
	PTT Exploration &
	Production PCL (Foreign)	2,304,855	10,675
	Siam Commercial Bank
	PCL (Foreign)	3,114,800	7,813
	Bangkok Bank PCL
	(Foreign)	1,873,500	6,864
	Kasikornbank PCL
	(Foreign)	2,373,100	6,858
	Banpu PCL	310,590	6,149
	Siam Cement PCL
	(Foreign)	608,400	5,051
	Advanced Info Service
	PCL (Foreign)	1,785,900	4,170
	CP ALL PCL (Foreign)	4,313,385	3,677
	Bangkok Bank PCL (Local)	999,200	3,554
	Charoen Pokphand Foods
	PCL (Foreign)	6,093,800	2,900
	Kasikornbank PCL	1,014,800	2,806
	IRPC PCL (Foreign)	19,034,700	2,569
	Thai Oil PCL (Foreign)	1,655,400	2,369
	PTT Chemical PCL
	(Foreign)	726,995	2,281
	Bank of Ayudhya
	PCL(Local)	3,662,779	2,210
	Krung Thai Bank PCL
	(Foreign)	5,553,510	2,090
	PTT Aromatics & Refining
	PCL (Foreign)	2,068,100	1,749
*	TMB Bank PCL	35,976,400	1,481
	Total Access
	Communication PCL
	(Foreign)	1,411,800	1,467
	BEC World PCL (Foreign)	1,753,405	1,250
	Glow Energy PCL
	(Foreign)	1,063,945	1,166
	Land and Houses PCL
	(Foreign)	5,020,200	804
	Banpu PCL (Local)	16,700	327
*	PTT Aromatics & Refining
	PCL	187,700	159
	PTT Exploration and
	Production PCL (Local)	33,200	154
	PTT PCL	18,000	141
			93,997
Turkey (0.4%)
	Turkiye Garanti Bankasi
	AS	4,254,558	20,611
	Turkiye Is Bankasi	3,178,137	11,038
	Akbank TAS	2,033,927	10,213
	Turkcell Iletisim Hizmet
	AS	1,549,289	10,042
	Tupras Turkiye
	Petrol Rafine	255,199	5,674

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	Anadolu Efes Biracilik
	Ve Malt Sanayii AS	410,679	5,090
	Turkiye Halk Bankasi AS	635,269	5,026
*	Yapi ve Kredi Bankasi AS	1,748,851	5,002
	Haci Omer Sabanci
	Holding AS	1,074,581	4,910
	BIM Birlesik Magazalar
	AS	75,627	4,227
*	Turkiye Vakiflar
	Bankasi Tao	1,509,805	3,997
	Turk Telekomunikasyon
	AS	1,058,363	3,944
*	KOC Holding AS	965,479	3,736
*	Eregli Demir ve
	Celik Fabrikalari TAS	800,649	2,509
	Turk Hava Yollari	716,923	2,370
*	Asya Katilim Bankasi
	AS	897,101	2,368
	Enka Insaat ve Sanayi
	AS	467,451	2,257
	Coca-Cola Icecek AS	140,110	1,374
	Dogan Sirketler Grubu
	Holdings	1,698,196	1,269
*	Turk Sise ve
	Cam Fabrikalari AS	806,459	1,093
*	Haci Omer Sabanci
	Holding AS	157,710	731
			107,481
United Kingdom (15.8%)
	HSBC Holdings PLC	35,184,120	358,261
	BP PLC	37,922,617	330,759
	Vodafone Group PLC	106,317,711	235,585
	GlaxoSmithKline PLC	10,488,294	194,674
	Royal Dutch Shell PLC
	Class A	5,313,332	165,494
	Royal Dutch Shell PLC
	Class B	5,448,827	164,275
	Rio Tinto PLC	2,772,087	143,319
	BHP Billiton PLC	4,460,852	136,192
	AstraZeneca PLC	2,930,450	129,487
	British American
	Tobacco PLC	4,035,165	126,885
	Barclays PLC	23,063,752	118,475
	BG Group PLC	6,812,694	115,153
*	Anglo American PLC	2,661,162	113,035
	Standard Chartered
	PLC	4,089,830	109,095
	Tesco PLC	16,053,513	106,479
	Diageo PLC	5,054,541	86,206
	Unilever PLC	2,594,156	77,955
*	Lloyds Banking Group
	PLC	77,079,305	77,118
	Reckitt Benckiser Group
	PLC	1,230,575	63,926

			Market
			Value•
		Shares	($000)
	Xstrata PLC	3,855,357	63,243
	SABMiller PLC	1,911,182	59,916
	Imperial Tobacco Group
	PLC	2,056,240	58,578
	Royal Dutch Shell PLC
	Class A
	(Amsterdam Shares)	1,853,242	58,151
	National Grid PLC	4,975,955	47,983
	Centrica PLC	10,380,677	46,628
	Prudential PLC	5,109,900	44,862
	BAE Systems PLC	7,158,347	37,519
	Rolls-Royce Group PLC	3,753,985	33,078
	Tullow Oil PLC	1,791,348	31,199
	Scottish &
	Southern Energy PLC	1,868,818	30,992
	Compass Group PLC	3,757,269	30,557
	BT Group PLC	15,701,452	30,214
	Aviva PLC	5,583,055	29,514
*	Royal Bank of
	Scotland Group PLC	34,186,431	27,975
	WPP PLC	2,528,200	26,805
	Pearson PLC	1,641,718	26,236
	Shire PLC	1,136,719	25,040
	British Sky
	Broadcasting Group PLC	2,294,752	21,480
	Reed Elsevier PLC	2,446,273	19,152
	Experian PLC	2,068,256	19,121
	WM Morrison
	Supermarkets PLC	4,269,346	18,889
*	Old Mutual PLC	10,673,159	18,837
	Smith & Nephew PLC	1,785,020	18,506
	Kingfisher PLC	4,765,800	18,163
	Marks & Spencer Group
	PLC	3,201,310	17,902
*	Cairn Energy PLC	2,785,781	17,001
	International Power PLC	3,089,892	15,640
	Randgold Resources Ltd.	181,428	15,373
	Legal & General Group
	PLC	11,801,932	15,347
	Land Securities Group
	PLC	1,534,300	15,344
	Capita Group PLC	1,257,529	15,338
	Carnival PLC	338,283	14,654
*	Wolseley PLC	572,839	14,307
	Next PLC	397,337	13,886
	Standard Life PLC	4,503,036	13,699
	Smiths Group PLC	786,934	13,531
	Man Group PLC	3,465,131	12,792
	RSA Insurance Group PLC	6,856,823	12,691
	J Sainsbury PLC	2,440,358	12,576
	British Land Co. PLC	1,738,257	12,344
	Antofagasta PLC	793,509	12,031
*	Autonomy Corp. PLC	436,093	11,963
	Johnson Matthey PLC	432,884	11,513

Total International Stock Index Fund

			Market
			Value•
		Shares	($000)
	United Utilities Group PLC	1,377,027	11,269
	Associated British Foods
	PLC	719,371	11,051
	Vedanta Resources PLC	275,195	10,520
	G4S PLC	2,557,622	10,411
	Inmarsat PLC	877,722	10,213
	Sage Group PLC	2,653,017	9,916
	Eurasian Natural
	Resources Corp. PLC	520,755	9,655
	Serco Group PLC	995,949	9,559
	Cobham PLC	2,328,885	9,440
	Intercontinental Hotels
	Group PLC	525,062	9,257
	Kazakhmys PLC	434,139	9,198
	Burberry Group PLC	880,758	9,021
*	Lonmin PLC	310,317	8,965
	Rexam PLC	1,781,823	8,786
	AMEC PLC	673,934	8,564
	Severn Trent PLC	478,405	8,460
	Invensys PLC	1,635,968	8,425
	Hammerson PLC	1,432,174	8,360
	Whitbread PLC	353,466	8,260
	3i Group PLC	1,957,879	8,077
	Bunzl PLC	657,455	7,656
	Admiral Group PLC	376,055	7,542
^	Liberty International PLC	1,009,452	7,527
	Home Retail Group PLC	1,775,982	7,447
	Petrofac Ltd.	419,079	7,248
	Segro PLC	1,484,160	7,006
*	Cable & Wireless
	Worldwide PLC	5,213,562	6,892
^	Investec PLC	861,122	6,811
	Tomkins PLC	1,771,406	6,701
	Thomas Cook Group PLC	1,726,425	6,549
	ICAP PLC	1,051,580	6,067
	Balfour Beatty PLC	1,370,787	5,802
	Firstgroup PLC	960,485	5,582
	Resolution Ltd.	4,867,128	5,420
	Schroders PLC	249,372	5,272
	TUI Travel PLC	1,122,440	4,788
	Fresnillo PLC	360,383	4,387
	Drax Group PLC	727,184	4,013
*,^	British Airways PLC	1,157,011	4,011
	London Stock Exchange
	Group PLC	300,941	3,131
	WPP PLC ADR	298	16
			4,270,218
Total Common Stocks
(Cost $23,851,469)			26,848,711

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (7.8%)[1]
Money Market Fund (7.7%)
3,4	Vanguard Market Liquidity
	Fund, 0.210%	2,100,000,309	2,100,000

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Freddie Mac Discount
	Notes, 0.235%, 8/16/10	8,000	7,995
5,7	Freddie Mac Discount
	Notes, 0.320%, 9/7/10	750	749
5,7	Freddie Mac Discount
	Notes, 0.320%, 9/20/10	6,000	5,993
			14,737
Total Temporary Cash Investments
	(Cost $2,114,736)		2,114,737
Total Investments (107.1%)
	(Cost $25,966,205)		28,963,448
Other Assets and Liabilities (-7.1%)
	Other Assets		200,464
	Liabilities[4]		(2,131,107)
			(1,930,643)
	Net Assets (100%)
Applicable to 1,879,536,681 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)			27,032,805
Net Asset Value Per Share			$14.38

Total International Stock Index Fund

At April 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	26,179,416
Undistributed Net Investment Income	150,398
Accumulated Net Realized Losses	(2,291,454)
Unrealized Appreciation (Depreciation)
Investment Securities	2,997,243
Futures Contracts	(605)
Foreign Currencies and
Forward Currency Contracts	(2,193)
Net Assets	27,032,805

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,941,118,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.7% and 7.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of this security represented 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $2,051,635,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,631,000 have been segregated as collateral for open forward currency contracts.
7 Securities with a value of $6,742,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Dividends[1]	317,904
Interest[2]	134
Security Lending	2,711
Total Income	320,749
Expenses
The Vanguard Group—Note B
Investment Advisory Services	776
Management and Administrative	26,767
Marketing and Distribution	2,532
Custodian Fees	3,647
Shareholders’ Reports	16
Trustees’ Fees and Expenses	24
Total Expenses	33,762
Net Investment Income	286,987
Realized Net Gain (Loss)
Investment Securities Sold	109,200
Futures Contracts	4,512
Foreign Currencies and Forward Currency Contracts	(9,122)
Realized Net Gain (Loss)	104,590
Change in Unrealized Appreciation (Depreciation)
Investment Securities	877,484
Futures Contracts	4,584
Foreign Currencies and Forward Currency Contracts	(3,749)
Change in Unrealized Appreciation (Depreciation)	878,319
Net Increase (Decrease) in Net Assets Resulting from Operations	1,269,896

1 Dividends are net of foreign withholding taxes of $27,720,000.
2 Interest income from an affiliated company of the fund was $116,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	286,987	902,287
Realized Net Gain (Loss)	104,590	(1,645,022)
Change in Unrealized Appreciation (Depreciation)	878,319	6,395,419
Net Increase (Decrease) in Net Assets Resulting from Operations	1,269,896	5,652,684
Distributions
Net Investment Income	(608,036)	(511,942)
Realized Capital Gain	—	—
Total Distributions	(608,036)	(511,942)
Capital Share Transactions
Issued	3,307,375	5,544,277
Issued in Lieu of Cash Distributions	557,475	468,122
Redeemed[1]	(1,823,384)	(3,976,141)
Net Increase (Decrease) from Capital Share Transactions	2,041,466	2,036,258
Total Increase (Decrease)	2,703,326	7,177,000
Net Assets
Beginning of Period	24,329,479	17,152,479
End of Period[2]	27,032,805	24,329,479

1 Net of redemption fees for fiscal 2010 and 2009 of $413,000 and $1,020,000, respectively.
2 Net Assets—End of Period includes undistributed net investment income of $150,398,000 and $473,474,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$13.99	$10.97	$21.89	$16.90	$13.49	$11.48
Investment Operations
Net Investment Income	.153	.544[1]	.540[2]	.412	.294	.255
Net Realized and Unrealized Gain (Loss)
on Investments	.581	2.801	(10.938)	4.980	3.410	2.010
Total from Investment Operations	.734	3.345	(10.398)	5.392	3.704	2.265
Distributions
Dividends from Net Investment Income	(.344)	(.325)	(.522)	(.402)	(.294)	(.255)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.344)	(.325)	(.522)	(.402)	(.294)	(.255)
Net Asset Value, End of Period	$14.38	$13.99	$10.97	$21.89	$16.90	$13.49

Total Return[3]	5.23%	31.41%	-48.57%	32.47%	27.84%	19.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,033	$24,329	$17,152	$29,725	$18,200	$11,331
Ratio of Total Expenses to
Average Net Assets	0.26%[4]	0.27%[5]	0.03%[5]	0%[5]	0%[5]	0%[5]
Ratio of Net Investment Income to
Average Net Assets	2.21%[4]	4.73%[1]	3.07%	1.93%	1.71%	1.76%
Portfolio Turnover Rate[6]	5%[4]	12%	15%	2%	2%	3%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.249 and 2.06%, respectively, of annual dividends received from Vanguard mutual funds in December 2008. From August 2008 through February 2009, the fund invested in a combination of Vanguard mutual funds and common stocks. Effective in March 2009, the fund’s equity investments are solely in common stocks.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.
4 Annualized.
5 The acquired fund fees and expenses were 0.05%, 0.25%, 0.27%, 0.32%, and 0.31%. Including the acquired fund fees and expenses, total operating expenses were 0.32%, 0.28%, 0.27%, 0.32%, and 0.31%.
6 Excludes the value of securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investments in Vanguard mutual funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Total International Stock Index Fund

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2010, the fund had contributed capital of $5,104,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Total International Stock Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,676,109	25,172,400	202
Temporary Cash Investments	2,100,000	14,737	—
Futures Contracts—Liabilities[1]	(659)	—	—
Forward Currency Contracts—Assets	—	86	—
Forward Currency Contracts—Liabilities	—	(1,854)	—
Total	3,775,450	25,185,369	202
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	223
Change in Unrealized Appreciation (Depreciation)	(21)
Balance as of April 30, 2010	202

Total International Stock Index Fund

D. At April 30, 2010, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts[1]	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	86	86
Liabilities	(659)	(1,854)	(2,513)
1 Represents variation margin on the last day of the reporting period.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2010 were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	4,512	—	4,512
Forward Currency Contracts	—	(6,677)	(6,677)
Realized Net Gain (Loss) on Derivatives	4,512	(6,677)	(2,165)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	4,584	—	4,584
Forward Currency Contracts	—	(2,032)	(2,032)
Change in Unrealized Appreciation (Depreciation) on Derivatives	4,584	(2,032)	2,552

At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2010	1,275	46,587	(2,012)
FTSE 100 Index	June 2010	460	38,778	(597)
Topix Index	June 2010	275	28,755	2,004

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total International Stock Index Fund

At April 30, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

					Unrealized
					Appreciation
			Contract Amount (000)		(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
6/23/10	EUR	36,449	USD	48,472	(1,727)
6/23/10	GBP	25,724	USD	39,366	(127)
6/16/10	USD	6,000	JPY	563,807	86

EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

The fund had net unrealized foreign currency losses of $425,000 resulting from the translation of other assets and liabilities at April 30, 2010.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2010, the fund realized net foreign currency losses of $2,445,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2010, the fund realized gains on the sale of passive foreign investment companies of $418,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through the most recent mark-to-market date for tax purposes on passive foreign investment company holdings at April 30, 2010, was $48,509,000.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $2,397,680,000 to offset future net capital gains of $43,870,000 through October 31, 2010, $638,457,000 through October 31, 2016, and $1,715,353,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Total International Stock Index Fund

At April 30, 2010, the cost of investment securities for tax purposes was $26,014,714,000. Net unrealized appreciation of investment securities for tax purposes was $2,948,734,000, consisting of unrealized gains of $4,170,486,000 on securities that had risen in value since their purchase and $1,221,752,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2010, the fund purchased $2,312,283,000 of investment securities and sold $637,425,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009
	Shares	Shares
	(000)	(000)
Issued	228,742	493,049
Issued in Lieu of Cash Distributions	38,553	43,832
Redeemed	(126,237)	(361,836)
Net Increase (Decrease) in Shares Outstanding	141,058	175,045

H. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 2% fee on redemptions of shares held for less than two months, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a ”sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Index Fund	10/31/2009	4/30/2010	Period
Based on Actual Fund Return	$1,000.00	$1,052.33	$1.32
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.51	1.30

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management since it began investing directly in stocks in 2008, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since 2008, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that the results have been consistent with the fund’s investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard®>www.vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People With Hearing Impairment > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at 202-551-8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For any such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1132 062010

Vanguard Developed Markets
Index Fund Semiannual Report

April 30, 2010

> For the six months ended April 30, 2010, Vanguard Developed Markets Index Fund returned about 3%.

> The fund’s return for the period tracked the market index, the MSCI® EAFE Index. (Fair-value pricing adjustments explained much of the apparent difference.) The fund trailed the average return for international funds.

> The Pacific region produced the best results, while European markets were barely positive. Mounting fiscal problems in several European governments resulted in 7 out of 17 European countries in the fund posting negative returns.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	34
Trustees Approve Advisory Arrangement.	36
Glossary.	37

Developed Markets Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended April 30, 2010
				Total
				Returns
Vanguard Developed Markets Index Fund
Investor Shares				2.99%
Institutional Shares				3.11
MSCI EAFE Index				2.48
International Funds Average				5.43
International Funds Average: Derived from data provided by Lipper Inc.
Institutional Shares are available for a minimum investment of $5 million.

Your Fund’s Performance at a Glance
October 31, 2009 , Through April 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Developed Markets Index Fund
Investor Shares	$9.26	$9.43	$0.109	$0.000
Institutional Shares	9.26	9.36	0.109	0.000

The inception date of the Institutional Shares is January 22, 2010. For the six-month period ended April 30, 2010, the returns and other data shown in the tables above reflect a blend of the historical performance of the fund’s Investor Shares prior to January 22 and of the Institutional Shares from then on.

1

Chairman’s Letter

Dear Shareholder,

For the six months ended April 30, 2010, Vanguard Developed Markets Index Fund returned about 3%. This result was consistent with that of the fund’s benchmark index, the MSCI EAFE Index, although fair-value pricing adjustments appeared to create a slight discrepancy between the fund’s and index’s returns. (Please see the text box on page 5 for more explanation.) The Developed Markets Index Fund lagged the average return for international funds, whose typically meaningful stakes in fast-growing emerging markets produced strong six-month returns.

The Developed Markets Index Fund began the period amid a rally, but slipped in the middle of the first quarter. Stocks in the Pacific region posted relatively strong results for the period, but European markets, the fund’s largest component, struggled. The growing debt crisis in Greece and other countries weakened European markets. As indicated in our October annual report to you, Vanguard Developed Markets Index Fund and Vanguard Institutional Developed Markets Index Fund merged in late January 2010. The resulting single fund, the Developed Markets Index Fund, now comprises both Investor and Institutional Shares.

2

Most stock markets extended their postcrisis rally
Despite a few setbacks, most markets around the world continued to climb during the six months ended April 30. International markets, while considerably lagging the broad U.S. market, generally still ended the half-year in positive territory. In Europe, Greece’s financial woes continued to make headlines, precipitating unusual market volatility that persisted after the close of the fiscal half-year. In Asia, the larger developed markets returned about 8%. Most emerging market stocks, which made a quick and substantial recovery from the global economic slowdown, continued to outperform those in developed markets. China, however, was held back by the prospect of monetary policy tightening.

The broad U.S. stock market ended the period up about 18%. Since scraping bottom in March 2009, U.S. equities have rebounded dramatically, returning more than 80%.

For the half-year, stocks of small-capitalization companies significantly outperformed both the broad market and larger-cap issues, returning about 28%. Large-cap stocks returned about 17%, slightly behind the broad market’s gain. Value stocks generally trumped their growth counterparts for the period, though the differences weren’t all that noteworthy.

Market Barometer
			Total Returns
		Periods Ended April 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	16.77%	40.21%	3.07%
Russell 2000 Index (Small-caps)	28.17	48.95	5.74
Dow Jones U.S. Total Stock Market Index	17.91	41.12	3.73
MSCI All Country World Index ex USA (International)	5.95	40.97	6.94

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	2.54%	8.30%	5.38%
Barclays Capital Municipal Bond Index	3.68	8.85	4.51
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.12	2.72

CPI
Consumer Price Index	0.85%	2.24%	2.30%

3

Corporate bonds remained attractive to investors
The broad U.S. taxable bond market returned about 3% for the period as investors continued to favor higher-risk corporate bonds over U.S. government issues. The broad municipal bond market posted strong results, returning almost 4%. The yields of longer-term Treasury bonds rose during the six months, while those of the shortest-term securities remained around 0%.

The Federal Reserve Board has kept its target for short-term interest rates unchanged at 0% to 0.25% since December 2008. The Fed’s April statement noted economic improvements, but said officials still thought that “economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” The Fed has, however, begun to wind down credit programs established during the financial crisis.

Sovereign debt crisis dragged down European stocks
Vanguard Developed Markets Index Fund holds roughly two-thirds of its assets in European stocks and the remaining one- third in Pacific stocks. The fund’s return for the six-month period reflected the proportional return of both markets.

Stocks in the Pacific region returned about 8% for the period. Japan, which makes up about 23% of the fund’s assets, contributed

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Developed Markets Index Fund	0.22%	0.08%	1.44%

The fund expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. The annualized expense ratios were 0.24% for Investor Shares for the six months ended April 30, 2010, and 0.08% for  Institutional Shares from their inception on January 22, 2010, through April 30, 2010. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: International Funds.

4

the most to the fund’s six-month return. Encouraging economic data on export activity helped lift the Japanese stock market to an 18-month high in the spring. Japanese companies in information technology and industrials, benefited from an increase in exports.

Australia and Singapore also played prominent roles in the Pacific markets. In Australia, the financial and materials sectors helped boost returns. Singapore benefited from its strengthening financial and industrial sectors.

European stocks returned 0.1% for the period, reflecting a combination of middling stock market returns and significant weakness in the euro, which reduced returns for U.S.-based investors. The United Kingdom, which accounts for about one-fifth of the fund’s assets, was a tiny bright spot in a continent otherwise submerged in sovereign debt troubles. The U.K.’s materials, consumer discretionary, and consumer staples sectors contributed the most to its return for the period.

Although several other countries in Europe showed gains, their performances were overshadowed by losses in Greece and, to a lesser extent, Portugal, Spain, and Italy. Each of these countries posted double-digit declines for the six months. Greece, which was in the worst shape of all (–41%), was offered emergency loan packages from the International Monetary

A note on fair-value pricing
An index fund’s return sometimes may appear to diverge from the return of its benchmark index a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-
specific announcements or market- wide developments, for example.
Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale”
prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

5

Fund and the European Union. Still, fear about the fiscal health of even larger countries led to market unease in Europe and beyond.

Diversification is prudent for all market conditions
During the past six months, the broad U.S. stock market has outperformed international stocks. This contrasts sharply with recent years when U.S. markets were in the grips of a bear market and a severe economic recession.

These events may have left some investors uncertain about where to safely invest their assets. Although it may be frustrating to some investors, the market’s ups and downs are an integral part of investing. To help protect against the market’s unpredictability, Vanguard recommends that investors incorporate broad diversification in their portfolios and always think long term.

We advise that you diversify your portfolio among, and within, different asset classes in a manner consistent with your long-term goals, time horizon, and risk tolerance. Holding a mix of domestic and international stock, bond, and short-term investments can help safeguard your portfolio from the markets’ worst outcomes while giving you the opportunity to participate in the best. Vanguard Developed Markets Index Fund, with its low-cost exposure to international equities, can play an important role as part of such a balanced portfolio.

On another matter, I would like to inform you that on January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor.

Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 17, 2010

6

Developed Markets Index Fund

Fund Profile
As of April 30, 2010

Share-Class Characteristics
	Investor		Institutional
	Shares		Shares
Ticker Symbol	VDMIX		VIDMX
Expense Ratio[1]	0.22%		0.08%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index ex USA
Number of Stocks	969	953	1,816
Median Market Cap $33.2B		$33.2B	$28.4B
Price/Earnings Ratio	25.3x	25.5x	23.2x
Price/Book Ratio	1.6x	1.6x	1.7x
Return on Equity	17.4%	17.4%	18.3%
Earnings Growth Rate	2.3%	2.3%	5.8%
Dividend Yield	3.0%	3.0%	2.7%
Turnover Rate
(Annualized)	5%	—	—
Short-Term Reserves	-1.2%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index ex USA
Consumer
Discretionary	10.1%	10.1%	8.7%
Consumer Staples	10.0	10.0	8.5
Energy	8.1	8.1	10.9
Financials	25.2	25.3	25.7
Health Care	8.0	8.0	6.1
Industrials	12.1	12.0	10.3
Information
Technology	5.5	5.4	7.1
Materials	10.2	10.3	12.1
Telecommunication
Services	5.4	5.4	5.9
Utilities	5.4	5.4	4.7

Volatility Measures
	MSCI	MSCI AC
	EAFE	World Index
	Index	ex USA
R-Squared	0.98	0.96
Beta	1.03	0.95

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Royal Dutch Shell PLC	Integrated Oil &
	Gas	1.9%
BHP Billiton Ltd.	Diversified Metals
	& Mining	1.9
HSBC Holdings PLC	Diversified Banks	1.7
Nestle SA	Packaged Foods &
	Meats	1.7
BP PLC	Integrated Oil &
	Gas	1.6
Vodafone Group PLC	Wireless
	Telecommunication
	Services	1.1
Total SA	Integrated Oil &
	Gas	1.1
Toyota Motor Corp.	Automobile
	Manufacturers	1.1
Roche Holding AG	Pharmaceuticals	1.1
Novartis AG	Pharmaceuticals	1.1
Top Ten		14.3%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. The annualized expense ratios were 0.24% for Investor Shares for the six months ended April 30, 2010, and 0.08% for Institutional Shares from their inception on January 22, 2010, through April 30, 2010.

7

Developed Markets Index Fund

Market Diversification (% of equity exposure)

			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Europe
United Kingdom	21.4%	21.1%	14.6%
France	10.2	10.3	7.1
Germany	7.8	7.8	5.4
Switzerland	7.5	7.6	5.3
Spain	3.7	3.8	2.6
Italy	3.1	3.1	2.1
Sweden	2.9	2.9	2.0
Netherlands	2.6	2.6	1.8
Finland	1.1	1.1	0.8
Denmark	1.0	1.0	0.7
Other	3.0	3.0	2.1
Subtotal	64.3%	64.3%	44.5%
Pacific
Japan	23.2%	22.8%	15.7%
Australia	8.6	8.8	6.1
Hong Kong	2.3	2.4	1.6
Singapore	1.5	1.6	1.1
Other	0.1	0.1	0.1
Subtotal	35.7%	35.7%	24.6%
Emerging Markets	0.0%	0.0%	23.1%
North America	0.0%	0.0%	7.8%

8

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 8, 2000, Through April 30, 2010

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	5/8/2000	54.18%	3.81%	1.99%
Institutional Shares	5/8/2000	54.22	3.81	1.99

The inception date of the Institutional Shares is January 22, 2010; the returns shown in the table above reflect a blend of the historical performance of the fund’s Investor Shares prior to January 22, 2010, and of the Institutional Shares from then on. The inception date shown in the table is that of the fund’s Investor Shares.

Fund returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
See Financial Highlights for dividend and capital gains information.

9

Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (97.5%)[1]
Australia (8.4%)
BHP Billiton Ltd.	3,142,363	114,873
Commonwealth Bank
of Australia	1,436,538	76,861
Westpac Banking Corp.	2,755,000	68,645
Australia & New Zealand
Banking Group Ltd.	2,345,334	51,947
National Australia
Bank Ltd.	1,962,125	50,130
Woolworths Ltd.	1,160,702	28,995
Rio Tinto Ltd.	408,088	26,664
Wesfarmers Ltd.	941,793	25,247
Westfield Group	1,943,998	22,961
Woodside Petroleum Ltd.	509,178	21,115
QBE Insurance Group Ltd.	959,405	18,588
CSL Ltd.	527,849	15,773
Macquarie Group Ltd.	311,123	14,187
Newcrest Mining Ltd.	452,256	13,652
Origin Energy Ltd.	822,200	12,366
Telstra Corp. Ltd.	4,083,983	11,966
AMP Ltd.	1,918,516	11,010
Santos Ltd.	779,615	9,891
Suncorp-Metway Ltd.	1,191,964	9,851
Foster’s Group Ltd.	1,811,370	9,077
Brambles Ltd.	1,325,539	8,813
Orica Ltd.	336,119	8,151
Stockland	2,225,645	8,113
Amcor Ltd.	1,141,997	6,911
Insurance Australia
Group Ltd.	1,943,606	6,834
AGL Energy Ltd.	419,716	5,812
AXA Asia Pacific
Holdings Ltd.	969,604	5,500
Coca-Cola Amatil Ltd.	526,664	5,437
Transurban Group	1,091,292	5,136
ASX Ltd.	161,527	4,883
* Fortescue Metals
Group Ltd.	1,161,921	4,835
Leighton Holdings Ltd.	140,293	4,727

			Market
			Value•
		Shares	($000)
	GPT Group	8,689,738	4,643
	Computershare Ltd.	413,987	4,496
	Incitec Pivot Ltd.	1,501,674	4,440
	Sonic Healthcare Ltd.	343,842	4,369
	BlueScope Steel Ltd.	1,698,940	4,076
	Toll Holdings Ltd.	619,605	4,047
*	Asciano Group	2,590,409	4,020
	OneSteel Ltd.	1,238,092	3,982
	Lend Lease Group	504,844	3,974
	Mirvac Group	3,029,651	3,888
	Wesfarmers Ltd. Price
	Protected Shares	142,360	3,826
	WorleyParsons Ltd.	155,403	3,790
	Goodman Group	5,691,032	3,700
	Cochlear Ltd.	52,685	3,591
	TABCORP Holdings Ltd.	567,598	3,585
	Crown Ltd.	459,273	3,463
	Dexus Property Group	4,464,533	3,311
	Alumina Ltd.	2,272,820	3,210
^	Fairfax Media Ltd.	1,995,074	3,149
*	OZ Minerals Ltd.	2,935,407	3,090
	Boral Ltd.	558,998	3,022
	Bendigo and
	Adelaide Bank Ltd.	328,018	2,966
	CFS Retail Property Trust	1,627,189	2,869
	Sims Metal
	Management Ltd.	150,811	2,835
*	James Hardie
	Industries SE	404,257	2,834
*	Qantas Airways Ltd.	1,038,093	2,688
	Metcash Ltd.	714,791	2,686
*	Arrow Energy Ltd.	547,042	2,581
	Tatts Group Ltd.	1,129,895	2,578
*	Paladin Energy Ltd.	604,742	2,202
	Intoll Group	2,123,152	2,191
	CSR Ltd.	1,359,544	2,167
	Billabong
	International Ltd.	189,522	1,991
	MAp Group	692,362	1,985
	Goodman Fielder Ltd.	1,220,213	1,638

10

Developed Markets Index Fund

			Market
			Value•
		Shares	($000)
	Harvey Norman
	Holdings Ltd.	504,013	1,574
	Aristocrat Leisure Ltd.	374,812	1,471
	Caltex Australia Ltd.	124,051	1,324
^	Nufarm Ltd.	154,274	1,083
	SP AusNet	1,251,418	1,021
	Energy Resources
	of Australia Ltd.	63,184	914
			810,221
Austria (0.3%)
	Erste Group Bank AG	176,569	7,839
	OMV AG	140,531	5,022
	Voestalpine AG	109,488	4,073
*,^	IMMOFINANZ AG	927,405	3,954
	Telekom Austria AG	291,978	3,879
^	Verbund - Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	71,409	2,656
	Raiffeisen International
	Bank Holding AG	50,477	2,458
	Vienna Insurance Group	36,289	1,774
			31,655
Belgium (0.9%)
	Anheuser-Busch InBev NV	676,037	32,796
	Delhaize Group SA	94,234	7,793
*	KBC Groep NV	150,421	6,730
*	Ageas	2,087,624	6,412
^	Groupe Bruxelles
	Lambert SA	75,471	6,387
	Solvay SA Class A	55,522	5,302
^	Belgacom SA	142,564	5,007
	Umicore	106,946	3,910
^	UCB SA	94,077	3,644
	Colruyt SA	14,162	3,487
*	Dexia SA	498,725	2,695
	Mobistar SA	27,655	1,700
^	Cie Nationale a Portefeuille	31,164	1,617
			87,480
Denmark (1.0%)
	Novo Nordisk A/S Class B	407,549	33,532
*	Vestas Wind Systems A/S	190,783	11,641
*	Danske Bank A/S	425,186	11,101
	AP Moller - Maersk A/S
	Class B	1,231	10,336
	Carlsberg A/S Class B	99,884	8,073
	Novozymes A/S	42,947	5,164
	AP Moller - Maersk A/S	515	4,172
	DSV A/S	196,489	3,512
	Coloplast A/S Class B	21,136	2,342
*	Topdanmark A/S	13,445	1,660
*	William Demant Holding AS	22,059	1,504
	TrygVesta AS	23,615	1,458
	H Lundbeck A/S	55,296	911
			95,406

			Market
			Value•
		Shares	($000)
Finland (1.1%)
	Nokia Oyj	3,506,424	42,868
	Fortum Oyj	415,787	10,744
	Sampo Oyj	393,437	9,671
	UPM-Kymmene Oyj	486,610	6,983
	Kone Oyj Class B	143,998	6,336
	Metso Oyj	120,296	4,640
	Stora Enso Oyj	542,679	4,531
	Wartsila Oyj	78,668	4,006
	Kesko Oyj Class B	62,652	2,429
	Elisa Oyj	125,925	2,410
	Outokumpu Oyj	110,801	2,330
	Nokian Renkaat Oyj	98,349	2,312
^	Neste Oil Oyj	118,844	1,924
	Rautaruukki Oyj	78,117	1,638
	Orion Oyj Class B	83,325	1,578
	Sanoma Oyj	75,539	1,462
	Pohjola Bank PLC	130,118	1,421
			107,283
France (10.1%)
	Total SA	1,977,792	107,606
^	Sanofi-Aventis SA	985,871	67,255
^	BNP Paribas	886,991	60,924
^	GDF Suez	1,163,949	41,394
	France Telecom SA	1,736,221	38,009
	AXA SA	1,590,513	31,607
	Societe Generale	589,184	31,462
	ArcelorMittal	804,313	31,300
^	Danone	514,535	30,317
^	Vivendi SA	1,149,669	30,159
^	Carrefour SA	594,294	29,129
	Air Liquide SA	235,092	27,426
	LVMH Moet Hennessy
	Louis Vuitton SA	229,621	26,425
^	Schneider Electric SA	220,505	25,034
^	L’Oreal SA	223,983	23,277
	Vinci SA	413,517	23,043
	Cie de St-Gobain	360,462	17,794
	Unibail-Rodamco SE	85,519	16,163
	Pernod-Ricard SA	185,460	15,779
	Lafarge SA	186,846	13,547
^	Credit Agricole SA	867,238	12,397
	EDF SA	221,939	11,895
^	Veolia Environnement	369,541	11,609
^	Cie Generale d’Optique
	Essilor International SA	188,472	11,489
	Alstom SA	189,613	11,126
	Vallourec SA	53,513	10,659
^	Bouygues SA	209,302	10,371
	Cie Generale des
	Etablissements
	Michelin Class B	137,978	9,996
	PPR	71,096	9,555
*	Renault SA	173,863	8,055
	Accor SA	136,768	7,815

11

Developed Markets Index Fund

			Market
			Value•
		Shares	($000)
^	Technip SA	96,983	7,755
	European Aeronautic
	Defence and
	Space Co. NV	380,535	7,068
*	Alcatel-Lucent	2,167,573	6,909
	Cap Gemini SA	136,794	6,890
	Hermes International	49,365	6,527
	Christian Dior SA	59,530	6,337
	SES SA	264,787	6,069
	STMicroelectronics NV	639,036	5,917
	Suez Environnement Co.	252,513	5,473
	Sodexo	88,494	5,437
	Publicis Groupe SA	110,413	4,872
^	Casino Guichard Perrachon
	SA	51,403	4,537
^	Lagardere SCA	110,922	4,474
	Safran SA	175,922	4,470
*	Peugeot SA	142,557	4,210
*	Natixis	816,937	4,178
	Groupe Eurotunnel SA	444,121	4,055
*	Cie Generale de
	Geophysique-Veritas	133,854	4,030
	Dassault Systemes SA	60,513	3,932
^	SCOR SE	154,504	3,644
	Eutelsat Communications	92,690	3,300
	Legrand SA	99,231	3,231
	Thales SA	84,387	3,143
^	Klepierre	85,811	2,957
*	CNP Assurances	34,676	2,919
	Bureau Veritas SA	45,951	2,587
	Neopost SA	29,193	2,322
	Aeroports de Paris	27,997	2,304
	Fonciere Des Regions	21,872	2,263
*	Atos Origin SA	42,504	2,154
^	ICADE	21,817	2,121
^	Societe Television
	Francaise 1	109,231	2,025
*	Air France-KLM	126,819	1,995
^	Eiffage SA	38,175	1,971
	Societe BIC SA	25,210	1,960
	Imerys SA	31,452	1,917
	Gecina SA	17,679	1,818
^	Eurazeo	26,079	1,808
*	JC Decaux SA	62,655	1,801
	Eramet	4,887	1,764
	Metropole Television SA	60,201	1,556
^	Iliad SA	15,038	1,504
*	Societe Des Autoroutes
	Paris-Rhin-Rhone	21,168	1,486
	PagesJaunes Groupe	117,861	1,412
	BioMerieux	12,847	1,392
	Ipsen SA	23,231	1,110
			964,221

			Market
			Value•
		Shares	($000)
Germany (7.7%)
	Siemens AG	770,384	75,980
^	E.ON AG	1,779,884	65,638
^	BASF SE	859,981	49,998
^	Bayer AG	774,279	49,459
*,^	Allianz SE	424,990	48,723
*	Daimler AG	763,104	39,264
	SAP AG	803,711	38,778
	Deutsche Bank AG	552,353	38,553
	Deutsche Telekom AG	2,655,774	34,579
^	RWE AG	391,737	32,224
^	Muenchener
	Rueckversicherungs AG	184,928	26,063
^	Linde AG	142,140	17,014
^	Volkswagen AG Prior Pfd.	159,229	15,384
	Bayerische Motoren Werke
	AG	309,534	15,309
	Deutsche Boerse AG	182,347	14,156
	Deutsche Post AG	791,271	12,834
^	Adidas AG	195,808	11,538
	ThyssenKrupp AG	312,487	10,161
^	Fresenius Medical Care
	AG & Co. KGaA	179,733	9,731
	MAN SE	98,730	9,318
^	K&S AG	161,327	9,278
	Henkel AG & Co. KGaA
	Prior Pfd.	167,229	8,966
	HeidelbergCement AG	131,401	8,136
*	Infineon Technologies AG	1,015,834	7,192
^	Metro AG	106,198	6,384
	Henkel AG & Co. KGaA	121,839	5,510
^	Fresenius SE Prior Pfd.	75,482	5,472
*	Commerzbank AG	663,785	5,212
*	QIAGEN NV	217,426	5,018
	Merck KGAA	60,567	4,979
	Porsche Automobil
	Holding SE Prior Pfd.	82,312	4,763
^	Beiersdorf AG	82,932	4,700
*	Daimler AG	81,276	4,140
*	Deutsche Lufthansa AG	213,939	3,558
	GEA Group AG	146,089	3,242
	Hochtief AG	39,255	3,240
	Salzgitter AG	36,472	2,964
^	RWE AG Prior Pfd.	36,811	2,819
*	Deutsche Postbank AG	81,313	2,795
*,^	Hannover Rueckversicherung
	AG	56,737	2,663
^	Volkswagen AG	27,582	2,609
^	Celesio AG	79,202	2,593
	Wacker Chemie AG	14,745	2,154
^	Fresenius SE	26,337	1,874
	Fraport AG Frankfurt Airport
	Services Worldwide	34,206	1,774
*	United Internet AG	117,518	1,767

12

Developed Markets Index Fund

			Market
			Value•
		Shares	($000)
	Bayerische Motoren
	Werke AG Prior Pfd.	49,050	1,747
^	Puma AG Rudolf
	Dassler Sport	4,997	1,671
*,^	TUI AG	129,494	1,433
	Suedzucker AG	61,310	1,246
^	Solarworld AG	78,857	1,140
			735,743
Greece (0.4%)
*	National Bank of Greece
	SA	534,451	8,593
	Coca Cola Hellenic
	Bottling Co. SA	172,157	4,668
	OPAP SA	209,446	4,254
*	Alpha Bank AE	437,823	3,546
	Bank of Cyprus
	Public Co. Ltd.	527,410	3,043
*	EFG Eurobank Ergasias SA	303,120	2,437
*	Piraeus Bank SA	285,965	2,154
	Hellenic
	Telecommunications
	Organization SA	177,351	1,956
*	Public Power Corp. SA	107,965	1,767
	Titan Cement Co. SA	53,696	1,429
	Marfin Investment Group
	SA	598,037	1,146
	Hellenic Petroleum SA	84,051	905
	Hellenic
	Telecommunications
	Organization SA ADR	109,632	621
*	National Bank of Greece
	SA ADR	170,644	556
			37,075
Hong Kong (2.3%)
	Sun Hung Kai
	Properties Ltd.	1,322,553	18,336
	Cheung Kong
	Holdings Ltd.	1,302,978	16,068
	Hong Kong Exchanges
	and Clearing Ltd.	958,254	15,660
	Hutchison Whampoa Ltd.	1,993,491	13,682
	CLP Holdings Ltd.	1,913,158	13,402
	Li & Fung Ltd.	2,122,769	10,234
	Hang Seng Bank Ltd.	716,097	9,760
	Hong Kong &
	China Gas Co. Ltd.	3,676,051	8,920
	Swire Pacific Ltd.	722,773	8,415
	BOC Hong Kong
	Holdings Ltd.	3,455,808	8,271
	Esprit Holdings Ltd.	1,077,994	7,722
	Hongkong Electric
	Holdings Ltd.	1,295,885	7,647
	Wharf Holdings Ltd.	1,288,111	6,967
	Hang Lung
	Properties Ltd.	1,936,478	6,966

			Market
			Value•
		Shares	($000)
	Henderson Land
	Development Co. Ltd.	1,003,559	6,325
	Link REIT	2,045,524	5,018
	Bank of East Asia Ltd.	1,386,978	4,921
	MTR Corp.	1,347,597	4,722
	New World
	Development Ltd.	2,339,601	4,150
	Hang Lung Group Ltd.	747,819	3,653
	Kerry Properties Ltd.	665,273	3,069
*	Sands China Ltd.	1,879,600	3,051
	Sino Land Co. Ltd.	1,582,286	2,840
	Wheelock & Co. Ltd.	852,353	2,653
	Shangri-La Asia Ltd.	1,224,983	2,364
*	Cathay Pacific
	Airways Ltd.	1,112,280	2,317
	Yue Yuen Industrial
	Holdings Ltd.	623,183	2,171
*,^	Foxconn International
	Holdings Ltd.	1,982,422	1,779
	Hysan
	Development Co. Ltd.	591,624	1,736
^	ASM Pacific Technology Ltd.	181,259	1,709
	Wing Hang Bank Ltd.	163,616	1,659
	Cheung Kong
	Infrastructure
	Holdings Ltd.	427,746	1,597
	Orient Overseas
	International Ltd.	207,659	1,579
	Hopewell Holdings Ltd.	534,477	1,558
	NWS Holdings Ltd.	768,985	1,344
*	Mongolia Energy Co. Ltd.	2,805,781	1,289
	Television Broadcasts Ltd.	262,375	1,265
	Lifestyle International
	Holdings Ltd.	560,956	1,092
	Chinese Estates
	Holdings Ltd.	635,143	1,081
	PCCW Ltd.	3,437,347	1,039
	Hong Kong Aircraft
	Engineering Co. Ltd.	61,915	785
			218,816
Ireland (0.3%)
	CRH PLC	653,892	18,699
	Kerry Group PLC Class A	131,519	4,227
*	Elan Corp. PLC	468,029	3,168
*	Ryanair Holdings PLC ADR	56,610	1,594
*	Ryanair Holdings PLC	70,448	351
			28,039
Italy (3.0%)
	ENI SPA	2,437,668	54,480
*	UniCredit SPA	15,335,544	40,190
	Enel SPA	6,167,279	32,310
*	Intesa Sanpaolo SPA
	(Registered)	7,203,177	23,741
	Assicurazioni Generali
	SPA	1,092,163	23,054

13

Developed Markets Index Fund

			Market
			Value•
		Shares	($000)
*	Telecom Italia SPA
	(Registered)	9,383,682	13,119
	Fiat SPA	717,243	9,414
	Saipem SPA	248,042	9,262
	Tenaris SA	442,461	8,884
	Unione di Banche Italiane
	SCPA	537,590	6,658
*	Telecom Italia SPA (Bearer)	5,641,361	6,366
	Snam Rete Gas SPA	1,335,450	6,342
	Mediaset SPA	664,742	5,264
	Atlantia SPA	241,599	5,142
	Terna Rete Elettrica
	Nazionale SPA	1,222,566	4,956
	Finmeccanica SPA	379,162	4,858
	Parmalat SPA	1,587,998	4,180
*	Mediobanca SPA	444,084	4,099
	Banco Popolare SC	595,581	3,813
	Luxottica Group SPA	109,004	2,987
	Banca Monte dei
	Paschi di Siena SPA	2,062,281	2,856
	Intesa Sanpaolo SPA
	(Bearer)	872,428	2,316
	Banca Popolare di
	Milano Scarl	367,219	2,065
	A2A SPA	1,027,706	1,737
	Prysmian SPA	92,430	1,664
	Banca Carige SPA	600,903	1,527
*	Pirelli & C SPA	2,483,259	1,429
	Exor SPA	68,219	1,249
*	Autogrill SPA	96,218	1,172
	Mediolanum SPA	204,208	1,038
	Fondiaria-Sai SPA	58,609	812
^	Italcementi SPA	67,001	762
*,^	Unipol Gruppo Finanziario
	SPA	702,855	736
			288,482
Japan (22.2%)
	Toyota Motor Corp.	2,744,193	106,030
	Mitsubishi UFJ
	Financial Group Inc.	11,785,236	61,413
	Honda Motor Co. Ltd.	1,546,131	52,317
	Canon Inc.	999,035	45,699
	Sumitomo Mitsui
	Financial Group Inc.	1,207,652	39,939
	Sony Corp.	941,235	32,227
	Nintendo Co. Ltd.	92,959	31,228
	Takeda Pharmaceutical
	Co. Ltd.	702,030	30,142
	Tokyo Electric
	Power Co. Inc.	1,140,546	28,624
	Mitsubishi Corp.	1,190,439	28,199
	Panasonic Corp.	1,838,652	26,945
	Mizuho Financial
	Group Inc.	12,815,296	24,676
	Mitsui & Co. Ltd.	1,628,220	24,471
	Nomura Holdings Inc.	3,455,963	23,888

			Market
			Value•
		Shares	($000)
	NTT DoCoMo Inc.	14,400	22,403
	Shin-Etsu Chemical
	Co. Ltd.	384,219	22,149
	Toshiba Corp.	3,769,786	21,731
	East Japan Railway Co.	318,263	21,290
	Fanuc Ltd.	179,461	21,192
*	Nissan Motor Co. Ltd.	2,328,188	20,258
	Tokio Marine Holdings Inc.	677,912	20,182
	Mitsubishi Estate
	Co. Ltd.	1,107,995	19,974
	Nippon Telegraph
	& Telephone Corp.	486,477	19,801
	Seven & I Holdings
	Co. Ltd.	721,861	18,459
	Hitachi Ltd.	4,178,044	18,363
	Komatsu Ltd.	888,990	17,920
	Nippon Steel Corp.	4,784,073	16,973
	JFE Holdings Inc.	460,674	16,429
	Mitsubishi Electric Corp.	1,812,104	16,150
	Kansai Electric Power
	Co. Inc.	716,135	15,934
	Softbank Corp.	710,287	15,885
	Kyocera Corp.	152,056	15,267
	FUJIFILM Holdings Corp.	432,972	14,839
	Astellas Pharma Inc.	422,730	14,802
	Japan Tobacco Inc.	4,207	14,579
	MS&AD Insurance
	Group Holdings	506,207	14,550
	Mitsui Fudosan Co. Ltd.	783,235	14,505
	Chubu Electric Power
	Co. Inc.	618,967	14,381
	Denso Corp.	454,760	13,271
	KDDI Corp.	2,726	13,143
	Dai-ichi Life Insurance
	Co. Ltd.	7,484	12,787
	Sumitomo Corp.	1,053,049	12,681
	Kao Corp.	505,364	12,322
	Fujitsu Ltd.	1,743,470	12,260
	ITOCHU Corp.	1,410,973	12,224
	Sharp Corp.	935,477	12,116
	Murata Manufacturing
	Co. Ltd.	200,488	11,865
*	JX Holdings Inc.	2,107,072	11,754
	Mitsubishi Heavy
	Industries Ltd.	2,843,383	11,453
	Central Japan Railway Co.	1,406	11,449
	Kirin Holdings Co. Ltd.	782,787	11,215
	Asahi Glass Co. Ltd.	945,376	11,171
	Daiichi Sankyo Co. Ltd.	630,832	10,963
	Hoya Corp.	387,229	10,710
	Ricoh Co. Ltd.	626,506	10,643
	Tokyo Electron Ltd.	160,745	10,539
	Nidec Corp.	102,069	10,472
*	NKSJ Holdings Inc.	1,319,583	9,581
	Bridgestone Corp.	572,027	9,533
	Keyence Corp.	38,721	9,252

14

Developed Markets Index Fund

		Market
		Value•
	Shares	($000)
Tokyo Gas Co. Ltd.	2,167,767	9,212
Marubeni Corp.	1,549,297	9,141
Kubota Corp.	1,025,548	9,008
ORIX Corp.	98,309	8,985
Sumitomo Electric
Industries Ltd.	708,109	8,714
Sumitomo Metal
Industries Ltd.	3,157,577	8,571
Secom Co. Ltd.	196,008	8,510
Daikin Industries Ltd.	220,149	8,302
Tohoku Electric
Power Co. Inc.	399,195	8,141
Terumo Corp.	158,453	8,072
Sumitomo Trust
& Banking Co. Ltd.	1,330,939	8,049
Eisai Co. Ltd.	235,405	8,046
Daiwa Securities
Group Inc.	1,551,452	8,025
Mitsui OSK Lines Ltd.	1,070,692	8,005
NEC Corp.	2,408,777	7,931
Sumitomo Realty
& Development Co. Ltd.	358,152	7,349
Dai Nippon Printing Co. Ltd.	525,050	7,274
SMC Corp.	50,671	7,263
Sumitomo Metal Mining
Co. Ltd.	488,878	7,233
Kyushu Electric Power
Co. Inc.	354,449	7,171
Toray Industries Inc.	1,243,568	7,147
TDK Corp.	109,116	6,984
Sumitomo Chemical
Co. Ltd.	1,469,823	6,945
Suzuki Motor Corp.	329,983	6,936
T&D Holdings Inc.	264,193	6,901
Aeon Co. Ltd.	598,605	6,854
Shiseido Co. Ltd.	325,832	6,831
Nikon Corp.	299,858	6,807
Rohm Co. Ltd.	91,620	6,790
Fast Retailing Co. Ltd.	44,679	6,770
Asahi Kasei Corp.	1,181,011	6,639
Asahi Breweries Ltd.	361,789	6,499
Yamada Denki Co. Ltd.	81,417	6,366
Osaka Gas Co. Ltd.	1,818,836	6,329
Olympus Corp.	203,177	6,148
Nitto Denko Corp.	154,699	6,045
Mitsubishi Chemical
Holdings Corp.	1,127,946	6,020
Bank of Yokohama Ltd.	1,151,600	5,988
Ajinomoto Co. Inc.	624,525	5,866
West Japan Railway Co.	1,592	5,787
Nippon Yusen KK	1,405,253	5,777
Konica Minolta
Holdings Inc.	449,532	5,686
Resona Holdings Inc.	455,071	5,558
Aisin Seiki Co. Ltd.	180,124	5,474
Inpex Corp.	776	5,461

			Market
			Value•
		Shares	($000)
	Yamato Holdings Co. Ltd.	371,886	5,314
	Yahoo! Japan Corp.	13,665	5,232
	Kobe Steel Ltd.	2,344,070	5,232
	Rakuten Inc.	6,731	5,219
	Daiwa House Industry
	Co. Ltd.	475,470	5,116
	Shionogi & Co. Ltd.	279,699	5,049
	Nippon Electric Glass
	Co. Ltd.	328,091	5,003
	Chugoku Electric
	Power Co. Inc.	260,996	4,986
	Hankyu Hanshin
	Holdings Inc.	1,066,491	4,968
	Odakyu Electric
	Railway Co. Ltd.	589,085	4,917
	Toyota Industries Corp.	166,965	4,872
^	Kintetsu Corp.	1,530,012	4,839
	Sekisui House Ltd.	505,363	4,817
	Toppan Printing Co. Ltd.	522,236	4,762
	Shizuoka Bank Ltd.	565,838	4,748
	NGK Insulators Ltd.	236,556	4,662
*,^	Mitsubishi Motors Corp.	3,369,479	4,614
	JS Group Corp.	233,269	4,575
	Chiba Bank Ltd.	713,380	4,518
	Shikoku Electric Power
	Co. Inc.	167,111	4,479
	Tokyu Corp.	1,061,150	4,432
	Omron Corp.	189,445	4,404
	Ibiden Co. Ltd.	119,870	4,317
	Panasonic Electric Works
	Co. Ltd.	349,878	4,307
	NTT Data Corp.	1,179	4,257
	Kuraray Co. Ltd.	324,535	4,249
	Dentsu Inc.	155,578	4,235
	Mazda Motor Corp.	1,423,940	4,205
	Kawasaki Heavy
	Industries Ltd.	1,325,661	4,156
	Nippon Building Fund Inc.
	Class A	481	4,035
	Tobu Railway Co. Ltd.	762,012	4,020
	Daito Trust Construction
	Co. Ltd.	73,115	3,898
	Electric Power
	Development Co. Ltd.	125,606	3,871
	Isetan Mitsukoshi
	Holdings Ltd.	333,789	3,855
	Advantest Corp.	148,609	3,840
	Japan Real Estate
	Investment Corp.	457	3,811
	Unicharm Corp.	38,872	3,778
	Chugai Pharmaceutical
	Co. Ltd.	208,776	3,777
	Nippon Express Co. Ltd.	801,288	3,775
	OJI Paper Co. Ltd.	799,400	3,766
	Hokuriku Electric
	Power Co.	174,641	3,614

15

Developed Markets Index Fund

			Market
			Value•
		Shares	($000)
	Sumitomo Heavy
	Industries Ltd.	542,726	3,568
	Isuzu Motors Ltd.	1,112,999	3,541
*	Yamaha Motor Co. Ltd.	239,679	3,536
*	Elpida Memory Inc.	165,651	3,529
	Keio Corp.	541,915	3,504
	Keihin Electric Express
	Railway Co. Ltd.	415,807	3,486
	Japan Steel Works Ltd.	314,200	3,441
	JSR Corp.	166,549	3,372
	SBI Holdings Inc.	15,673	3,362
	NSK Ltd.	438,760	3,347
	JGC Corp.	192,604	3,326
	Trend Micro Inc.	97,844	3,319
	Hokkaido Electric
	Power Co. Inc.	170,230	3,303
	Oriental Land Co. Ltd.	46,498	3,293
	Chuo Mitsui Trust
	Holdings Inc.	857,404	3,271
	Ono Pharmaceutical
	Co. Ltd.	78,923	3,269
	Makita Corp.	104,739	3,247
	Benesse Holdings Inc.	69,728	3,206
*	Mitsubishi Materials Corp.	1,046,195	3,136
	Fukuoka Financial
	Group Inc.	719,182	3,120
	Fuji Heavy Industries Ltd.	546,655	3,060
	Kurita Water
	Industries Ltd.	105,582	3,053
	Showa Denko KK	1,325,024	3,012
	Hirose Electric Co. Ltd.	27,878	3,010
	Furukawa Electric Co. Ltd.	598,843	2,968
	Toyota Tsusho Corp.	198,853	2,966
	Sony Financial
	Holdings Inc.	821	2,961
	Shimano Inc.	62,380	2,847
	Teijin Ltd.	870,519	2,778
	Mitsubishi Tanabe
	Pharma Corp.	209,392	2,770
*	Sanyo Electric Co. Ltd.	1,739,086	2,762
	Nitori Co. Ltd.	34,966	2,750
	Sekisui Chemical Co. Ltd.	401,104	2,739
	Obayashi Corp.	606,738	2,711
*	Kawasaki Kisen Kaisha Ltd.	631,730	2,685
	Stanley Electric Co. Ltd.	131,245	2,683
	Lawson Inc.	60,266	2,661
	Bank of Kyoto Ltd.	301,812	2,652
	Takashimaya Co. Ltd.	276,991	2,626
	J Front Retailing Co. Ltd.	450,287	2,622
	Amada Co. Ltd.	315,602	2,591
	Kyowa Hakko Kirin Co. Ltd.	243,735	2,557
	Joyo Bank Ltd.	613,983	2,554
	Suzuken Co. Ltd.	66,570	2,546
	Brother Industries Ltd.	208,869	2,537
	All Nippon Airways
	Co. Ltd.	783,075	2,484

			Market
			Value•
		Shares	($000)
	IHI Corp.	1,235,805	2,473
^	GS Yuasa Corp.	347,002	2,472
	THK Co. Ltd.	111,884	2,457
	Mitsui Chemicals Inc.	747,188	2,454
	Nippon Paper Group Inc.	86,997	2,443
	Toyo Seikan Kaisha Ltd.	141,662	2,437
	Sega Sammy Holdings Inc.	185,334	2,423
	Nomura Research
	Institute Ltd.	94,020	2,399
*	Sumco Corp.	107,771	2,384
	Taiyo Nippon Sanso Corp.	264,807	2,379
	Ube Industries Ltd.	938,316	2,372
	Yakult Honsha Co. Ltd.	90,637	2,369
	Hokuhoku Financial
	Group Inc.	1,175,317	2,337
	Sankyo Co. Ltd.	50,280	2,321
	Hisamitsu Pharmaceutical
	Co. Inc.	62,755	2,313
	MEIJI Holdings Co. Ltd.	64,022	2,311
	Seiko Epson Corp.	129,806	2,300
^	Jupiter
	Telecommunications
	Co. Ltd.	2,270	2,298
	TonenGeneral Sekiyu KK	265,700	2,267
	Hachijuni Bank Ltd.	400,370	2,246
	Santen Pharmaceutical
	Co. Ltd.	69,462	2,218
	Shimizu Corp.	552,133	2,212
	Nissin Foods Holdings
	Co. Ltd.	65,320	2,197
	Mitsubishi Gas Chemical
	Co. Inc.	360,907	2,176
	Taisei Corp.	954,361	2,174
	Credit Saison Co. Ltd.	148,340	2,170
	Hitachi Construction
	Machinery Co. Ltd.	101,440	2,157
	Nisshin Seifun Group Inc.	174,766	2,148
	Nippon Meat Packers Inc.	169,574	2,142
	Hitachi Chemical Co. Ltd.	97,943	2,127
	Mitsubishi UFJ Lease
	& Finance Co. Ltd.	54,671	2,117
	Sojitz Corp.	1,170,222	2,110
	Iyo Bank Ltd.	225,467	2,099
	Toho Gas Co. Ltd.	414,466	2,097
	JTEKT Corp.	182,406	2,096
	Shimamura Co. Ltd.	20,723	2,088
	Chugoku Bank Ltd.	162,351	2,081
	Taisho Pharmaceutical
	Co. Ltd.	113,239	2,060
	NGK Spark Plug Co. Ltd.	151,719	2,059
	Dena Co. Ltd.	253	2,051
	Japan Retail Fund
	Investment Corp. Class A	1,514	2,038
	Toyo Suisan Kaisha Ltd.	83,502	2,013
	Yaskawa Electric Corp.	227,507	2,011
	Kamigumi Co. Ltd.	243,452	2,011

16

Developed Markets Index Fund

		Market
		Value•
	Shares	($000)
Gunma Bank Ltd.	372,746	2,011
Denki Kagaku Kogyo KK	450,357	2,007
Yamaguchi Financial
Group Inc.	199,421	1,997
Kajima Corp.	783,827	1,992
Shimadzu Corp.	237,846	1,970
NTN Corp.	448,099	1,968
Minebea Co. Ltd.	338,984	1,967
Nippon Sheet Glass
Co. Ltd.	591,304	1,942
FamilyMart Co. Ltd.	55,378	1,908
Hiroshima Bank Ltd.	465,445	1,908
Suruga Bank Ltd.	192,578	1,890
Sysmex Corp.	31,400	1,884
Namco Bandai
Holdings Inc.	186,236	1,858
Mitsui Engineering
& Shipbuilding Co. Ltd.	694,648	1,851
77 Bank Ltd.	324,576	1,844
Yokogawa Electric Corp.	215,783	1,844
Nishi-Nippon City Bank Ltd.	636,619	1,832
Tokyu Land Corp.	428,460	1,831
Yamaha Corp.	148,974	1,822
Toho Co. Ltd.	105,626	1,821
Kaneka Corp.	281,400	1,776
Alfresa Holdings Corp.	35,321	1,772
NOK Corp.	103,958	1,767
Kikkoman Corp.	158,463	1,761
Nissan Chemical
Industries Ltd.	130,160	1,758
Casio Computer Co. Ltd.	223,578	1,758
Oracle Corp. Japan	35,313	1,750
Daihatsu Motor Co. Ltd.	180,861	1,744
Ushio Inc.	105,325	1,740
Rinnai Corp.	35,464	1,739
Citizen Holdings Co. Ltd.	247,673	1,720
Idemitsu Kosan Co. Ltd.	20,726	1,717
Medipal Holdings Corp.	136,453	1,701
Konami Corp.	87,374	1,695
Toyoda Gosei Co. Ltd.	60,425	1,675
Mitsumi Electric Co. Ltd.	76,934	1,674
Hitachi Metals Ltd.	155,989	1,674
Tsumura & Co.	56,787	1,659
Daicel Chemical
Industries Ltd.	255,860	1,640
Tokyo Tatemono Co. Ltd.	355,268	1,638
Marui Group Co. Ltd.	206,513	1,633
TOTO Ltd.	240,262	1,617
Nomura Real Estate
Holdings Inc.	89,085	1,578
Aeon Mall Co. Ltd.	75,280	1,578
Tokuyama Corp.	281,718	1,578
Fuji Electric Holdings
Co. Ltd.	519,073	1,559
Kansai Paint Co. Ltd.	201,336	1,526

			Market
			Value•
		Shares	($000)
	UNY Co. Ltd.	167,000	1,515
	Cosmo Oil Co. Ltd.	561,594	1,514
	Koito Manufacturing
	Co. Ltd.	91,800	1,512
	Keisei Electric Railway
	Co. Ltd.	255,050	1,510
	USS Co. Ltd.	21,629	1,481
	Mabuchi Motor Co. Ltd.	26,667	1,470
	Nomura Real Estate
	Office Fund Inc. Class A	260	1,464
	Mitsui Mining & Smelting
	Co. Ltd.	531,777	1,457
	Mizuho Securities Co. Ltd.	524,851	1,454
	NHK Spring Co. Ltd.	150,731	1,448
	Air Water Inc.	130,142	1,440
	Japan Prime Realty
	Investment Corp.	603	1,437
	Sumitomo Rubber
	Industries Ltd.	160,255	1,432
	Yamazaki Baking Co. Ltd.	111,887	1,429
	Asics Corp.	147,367	1,410
	Mitsubishi Logistics Corp.	107,534	1,406
	Hitachi High-Technologies
	Corp.	64,442	1,405
	Nisshin Steel Co. Ltd.	659,099	1,394
	Japan Petroleum
	Exploration Co.	27,144	1,386
*	Mizuho Trust
	& Banking Co. Ltd.	1,395,498	1,374
	Tosoh Corp.	480,848	1,354
	McDonald’s Holdings Co.
	Japan Ltd.	63,401	1,350
	Dowa Holdings Co. Ltd.	240,155	1,333
	Chiyoda Corp.	144,000	1,322
	Sapporo Hokuyo
	Holdings Inc.	284,195	1,308
	Yamato Kogyo Co. Ltd.	41,148	1,308
	Obic Co. Ltd.	6,494	1,303
	Nisshinbo Holdings Inc.	120,834	1,283
	Tokyo Steel Manufacturing
	Co. Ltd.	93,799	1,257
	Square Enix Holdings
	Co. Ltd.	59,125	1,249
	Dainippon Sumitomo
	Pharma Co. Ltd.	147,653	1,223
	Hino Motors Ltd.	242,344	1,220
	Hakuhodo DY Holdings Inc.	21,413	1,216
	Showa Shell Sekiyu KK	176,715	1,198
	Sapporo Holdings Ltd.	241,883	1,188
^	Shinsei Bank Ltd.	885,154	1,149
	Kinden Corp.	126,808	1,125
	Taiheiyo Cement Corp.	792,424	1,121
	Daido Steel Co. Ltd.	261,294	1,111
	Shinko Electric Industries
	Co. Ltd.	62,187	1,104

17

Developed Markets Index Fund

			Market
			Value•
		Shares	($000)
	Otsuka Corp.	15,032	1,069
	Toyota Boshoku Corp.	60,115	1,066
	NTT Urban
	Development Corp.	1,094	1,061
	Seven Bank Ltd.	526	1,031
^	Senshu Ikeda Holdings Inc.	596,928	1,025
	Canon Marketing Japan Inc.	65,210	1,019
	Itochu
	Techno-Solutions Corp.	26,573	1,004
	Aozora Bank Ltd.	690,486	990
	Coca-Cola West Co. Ltd.	53,029	938
^	Jafco Co. Ltd.	29,939	918
^	Ito En Ltd.	58,546	908
	Nissha Printing Co. Ltd.	25,672	896
	ABC-Mart Inc.	24,064	857
	Matsui Securities Co. Ltd.	111,002	834
	Aeon Credit Service
	Co. Ltd.	75,487	823
	Fuji Media Holdings Inc.	434	697
	Maruichi Steel Tube Ltd.	34,020	654
^	Acom Co. Ltd.	38,182	603
			2,129,847
Netherlands (2.6%)
	Unilever NV	1,525,236	46,402
	Koninklijke Philips
	Electronics NV	910,800	30,584
*	ING Groep NV	3,410,828	30,105
	Koninklijke KPN NV	1,563,435	23,456
	Koninklijke Ahold NV	1,117,781	15,327
	ASML Holding NV	394,727	12,952
	Akzo Nobel NV	216,876	12,825
	Heineken NV	229,743	10,712
	TNT NV	347,228	10,611
*	Aegon NV	1,461,675	10,223
	Reed Elsevier NV	675,772	8,048
	Koninklijke DSM NV	144,283	6,445
	Wolters Kluwer NV	260,469	5,322
*	Randstad Holding NV	95,233	4,825
	Heineken Holding NV	102,728	4,205
	Fugro NV	62,397	4,062
^	Corio NV	54,433	3,149
	SBM Offshore NV	155,191	3,054
	Koninklijke Boskalis
	Westminster NV	60,023	2,708
	Koninklijke Vopak NV	30,071	2,467
	ASML Holding NV	8,519	278
*	Aegon NV	860	6
			247,766
New Zealand (0.1%)
	Fletcher Building Ltd.	567,032	3,441
	Telecom Corp. of
	New Zealand Ltd.	1,769,295	2,767
	Contact Energy Ltd.	285,746	1,294

			Market
			Value•
		Shares	($000)
	Sky City Entertainment
	Group Ltd.	541,348	1,237
	Auckland International
	Airport Ltd.	836,540	1,216
			9,955
Norway (0.7%)
	Statoil ASA	1,050,522	25,401
*	Telenor ASA	776,528	11,039
^	DnB NOR ASA	835,952	9,894
	Seadrill Ltd.	262,213	6,605
	Yara International ASA	177,113	6,146
^	Orkla ASA	722,647	6,089
*,^	Norsk Hydro ASA	639,545	5,006
*,^	Renewable Energy Corp.
	ASA	314,082	1,067
*	Renewable Energy Corp.
	ASA Rights
	Exp. 5/14/2010	157,041	218
			71,465
Portugal (0.3%)
	EDP - Energias
	de Portugal SA	1,636,020	5,855
*	Portugal Telecom SGPS
	SA	545,910	5,556
	Banco Espirito Santo SA	492,166	2,356
	Galp Energia SGPS SA
	Class B	143,190	2,296
	Jeronimo Martins
	SGPS SA	208,182	2,154
	Banco Comercial
	Portugues SA	2,207,863	2,074
^	Cimpor Cimentos
	de Portugal SGPS SA	223,835	1,623
*	EDP Renovaveis SA	200,767	1,427
	Brisa Auto-Estradas
	de Portugal SA	167,562	1,188
			24,529
Singapore (1.5%)
	DBS Group Holdings Ltd.	1,605,014	17,673
	United Overseas
	Bank Ltd.	1,142,172	16,710
	Singapore
	Telecommunications
	Ltd.	7,466,744	16,470
	Oversea-Chinese
	Banking Corp. Ltd.	2,427,085	15,414
	Keppel Corp. Ltd.	1,191,377	8,453
	CapitaLand Ltd.	2,384,314	6,441
	Wilmar International Ltd.	1,194,824	5,999
	Singapore Airlines Ltd.	500,720	5,497
	Singapore Exchange Ltd.	798,263	4,733
	Singapore Press
	Holdings Ltd.	1,499,749	4,480
	Noble Group Ltd.	1,804,459	3,914
	City Developments Ltd.	465,861	3,579

18

Developed Markets Index Fund

			Market
			Value•
		Shares	($000)
	Fraser and Neave Ltd.	918,729	3,264
*,^	Genting Singapore PLC	4,348,278	3,011
	CapitaMall Trust	2,078,404	2,932
	Singapore Technologies
	Engineering Ltd.	1,271,716	2,921
	SembCorp Industries Ltd.	911,023	2,771
*	Golden
	Agri-Resources Ltd.	6,295,260	2,659
	Jardine Cycle
	& Carriage Ltd.	115,899	2,548
	SembCorp Marine Ltd.	779,386	2,385
^	Olam International Ltd.	1,112,974	2,100
	CapitaMalls Asia Ltd.	1,274,000	2,010
	ComfortDelgro Corp. Ltd.	1,766,863	2,007
	Ascendas Real Estate
	Investment Trust	1,405,174	1,962
	Yangzijiang Shipbuilding
	Holdings Ltd.	1,537,000	1,493
	Neptune Orient Lines Ltd.	855,562	1,342
	UOL Group Ltd.	475,201	1,319
	Cosco Corp.
	Singapore Ltd.	939,993	1,175
	StarHub Ltd.	559,055	949
*	Golden
	Agri-Resources Ltd.
	Warrants
	Exp. 07/23/2012	296,075	26
			146,237
Spain (3.7%)
	Banco Santander SA	7,704,790	97,969
	Telefonica SA	3,899,762	88,272
	Banco Bilbao Vizcaya
	Argentaria SA	3,333,783	43,847
	Iberdrola SA	3,444,509	27,336
	Repsol YPF SA	686,740	16,124
	Inditex SA	204,027	12,628
^	ACS Actividades
	de Construccion
	y Servicios SA	132,621	6,014
	Banco Popular Espanol SA	811,904	5,749
	Red Electrica Corp. SA	101,680	4,818
	Abertis Infraestructuras SA	264,938	4,614
^	Banco de Sabadell SA	840,847	4,266
	Criteria Caixacorp SA	789,460	3,937
	Gas Natural SDG SA	216,389	3,694
	Ferrovial SA	413,164	3,639
	Enagas	166,671	3,343
	Iberdrola Renovables SA	790,395	3,064
	Acerinox SA	127,812	2,544
	Acciona SA	23,603	2,340
	Mapfre SA	683,096	2,236
	Gamesa Corp.
	Tecnologica SA	170,746	2,098
	Bankinter SA	264,770	1,955
	Zardoya Otis SA	124,106	1,938
	Indra Sistemas SA	91,309	1,830

			Market
			Value•
		Shares	($000)
^	Grifols SA	119,470	1,512
*	Iberia Lineas Aereas
	de Espana SA	448,098	1,498
	Telefonica SA ADR	21,689	1,470
	Gestevision Telecinco SA	91,076	1,295
^	Fomento de
	Construcciones
	y Contratas SA	35,970	1,177
^	Banco de Valencia SA	199,756	1,165
*,^	Sacyr Vallehermoso SA	83,427	637
*,^	Banco de Valencia SA
	Rights Exp. 05/10/2010	199,756	23
			353,032
Sweden (2.9%)
^	Telefonaktiebolaget LM
	Ericsson Class B	2,819,756	32,542
^	Hennes & Mauritz AB
	Class B	479,041	30,567
	Nordea Bank AB	3,024,581	29,509
	TeliaSonera AB	2,099,207	14,388
^	Sandvik AB	944,322	13,535
^	Svenska Handelsbanken
	AB Class A	457,675	12,834
*	Volvo AB Class B	1,018,249	12,633
^	Atlas Copco AB Class A	628,698	10,112
*	Skandinaviska
	Enskilda Banken AB
	Class A	1,422,732	9,698
	Investor AB Class B	425,317	8,046
^	SKF AB	364,363	7,268
^	Svenska Cellulosa AB
	Class B	532,654	6,940
^	Assa Abloy AB Class B	292,038	6,734
^	Skanska AB Class B	373,106	6,182
	Millicom International
	Cellular SA	71,070	6,175
*	Swedbank AB Class A	572,564	6,165
	Electrolux AB Class B	225,038	5,788
^	Swedish Match AB	235,301	5,334
^	Atlas Copco AB Class B	366,377	5,308
^	Scania AB Class B	301,076	5,254
*	Volvo AB Class A	410,772	4,988
	Tele2 AB	293,058	4,953
^	Alfa Laval AB	314,517	4,686
	Getinge AB	186,340	4,165
	Kinnevik Investment AB
	Class B	204,646	3,756
	Securitas AB Class B	294,596	3,102
	SSAB AB Class A	170,088	2,978
	Ratos AB	94,683	2,963
^	Husqvarna AB	382,273	2,837
	Lundin Petroleum AB	209,662	1,275
	Holmen AB	48,710	1,228
	SSAB AB Class B	77,810	1,209
			273,152

19

Developed Markets Index Fund

			Market
			Value•
		Shares	($000)
Switzerland (7.4%)
	Nestle SA	3,246,692	158,864
	Roche Holding AG	657,822	103,863
	Novartis AG	1,975,723	100,732
*	UBS AG	3,306,618	51,227
*	Credit Suisse Group AG	1,053,725	48,364
	ABB Ltd.	2,066,229	39,633
	Zurich Financial
	Services AG	137,812	30,552
	Syngenta AG	88,524	22,429
	Cie Financiere
	Richemont SA	489,001	18,036
	Holcim Ltd.	229,896	17,132
	Swiss Reinsurance Co. Ltd.	323,903	14,047
	Swatch Group AG (Bearer)	28,895	8,465
	Swisscom AG	21,773	7,389
	Adecco SA	115,104	6,770
	SGS SA	5,119	6,649
	Julius Baer Group Ltd.	193,150	6,638
	Geberit AG	36,386	6,458
	Synthes Inc.	55,504	6,298
	Givaudan SA	7,161	6,231
	Sonova Holding AG	43,060	5,338
	Kuehne & Nagel
	International AG	50,745	5,311
	Schindler Holding AG
	(Bearer)	45,359	3,984
*	Actelion Ltd.	95,636	3,879
	Baloise-Holding AG	46,642	3,673
	Lonza Group AG	42,592	3,324
	Swiss Life Holding AG	27,078	3,292
*,^	Logitech International SA	169,943	2,774
	Lindt & Spruengli AG	105	2,731
	Nobel Biocare Holding AG	115,246	2,526
	GAM Holding Ltd.	193,331	2,402
	Swatch Group AG
	(Registered)	40,460	2,206
	Pargesa Holding SA	25,022	2,034
	Aryzta AG	47,557	1,817
	Lindt & Spruengli AG	820	1,816
	Straumann Holding AG	7,392	1,816
	Schindler Holding AG	20,307	1,764
	Aryzta AG	29,041	1,120
	BKW FMB Energie AG	12,073	805
*	UBS AG (New York Shares)	24,848	383
			712,772
United Kingdom (20.6%)
	HSBC Holdings PLC	16,298,871	165,963
	BP PLC	17,567,467	153,222
	Vodafone Group PLC	46,693,386	103,466
	GlaxoSmithKline PLC	4,858,628	90,181
	Royal Dutch Shell PLC
	Class B	2,524,125	76,099
	Rio Tinto PLC	1,284,146	66,391
	BHP Billiton PLC	2,066,450	63,090

			Market
			Value•
		Shares	($000)
	AstraZeneca PLC	1,357,502	59,984
	Royal Dutch Shell PLC
	Class A
	(Amsterdam Shares)	1,881,456	59,036
	British American Tobacco
	PLC	1,869,252	58,778
	Barclays PLC	10,684,056	54,882
	BG Group PLC	3,155,576	53,338
*	Anglo American PLC	1,232,646	52,358
	Standard Chartered PLC	1,894,118	50,525
	Tesco PLC	7,434,830	49,313
	Royal Dutch Shell PLC
	Class A	1,438,413	44,802
	Diageo PLC	2,343,365	39,967
	Unilever PLC	1,202,239	36,128
*	Lloyds Banking Group
	PLC	35,717,042	35,735
	Reckitt Benckiser
	Group PLC	570,178	29,620
	Xstrata PLC	1,786,459	29,305
	SABMiller PLC	884,958	27,744
	Imperial Tobacco
	Group PLC	952,191	27,126
	National Grid PLC	2,302,504	22,203
	Centrica PLC	4,801,620	21,568
	Prudential PLC	2,370,867	20,815
	BAE Systems PLC	3,316,462	17,382
	Rolls-Royce Group PLC	1,738,540	15,319
	Tullow Oil PLC	829,607	14,449
	Scottish & Southern
	Energy PLC	862,912	14,310
	Compass Group PLC	1,734,248	14,104
	BT Group PLC	7,249,022	13,949
	Aviva PLC	2,586,100	13,671
*	Royal Bank of Scotland
	Group PLC	15,825,004	12,950
	Pearson PLC	759,796	12,142
	Shire PLC	526,012	11,587
	WPP PLC	1,076,725	11,416
	British Sky Broadcasting
	Group PLC	1,066,697	9,985
	Reed Elsevier PLC	1,135,977	8,893
	Experian PLC	961,149	8,886
	WM Morrison
	Supermarkets PLC	1,986,366	8,788
*	Old Mutual PLC	4,943,890	8,725
	Smith & Nephew PLC	830,955	8,615
	Kingfisher PLC	2,206,360	8,409
	Marks & Spencer
	Group PLC	1,482,377	8,289
*	Cairn Energy PLC	1,286,322	7,850
	International Power PLC	1,423,172	7,204
	Randgold Resources Ltd.	84,300	7,143
	Legal & General Group
	PLC	5,477,551	7,123

20

Developed Markets Index Fund

			Market
			Value•
		Shares	($000)
	Capita Group PLC	582,727	7,107
	Land Securities Group
	PLC	706,520	7,066
	Carnival PLC	156,397	6,775
*	Wolseley PLC	265,690	6,636
	Next PLC	184,545	6,449
	Standard Life PLC	2,093,106	6,368
	Smiths Group PLC	364,994	6,276
	Man Group PLC	1,602,591	5,916
	RSA Insurance Group
	PLC	3,195,601	5,915
	J Sainsbury PLC	1,126,958	5,808
	British Land Co. PLC	809,471	5,748
	Vodafone Group PLC ADR	255,762	5,678
	Antofagasta PLC	369,657	5,605
*	Autonomy Corp. PLC	202,113	5,544
	Johnson Matthey PLC	201,518	5,359
	United Utilities Group PLC	639,660	5,234
	Associated British Foods
	PLC	334,958	5,146
	Vedanta Resources PLC	127,858	4,887
	G4S PLC	1,192,913	4,856
	Inmarsat PLC	406,671	4,732
	Sage Group PLC	1,223,946	4,575
	Eurasian Natural
	Resources Corp. PLC	240,108	4,452
	Serco Group PLC	457,576	4,392
	Cobham PLC	1,075,800	4,361
	Intercontinental Hotels
	Group PLC	242,736	4,280
	Kazakhmys PLC	199,293	4,222
	Burberry Group PLC	408,102	4,180
*	Lonmin PLC	143,942	4,159
	Rexam PLC	816,009	4,024
	AMEC PLC	309,828	3,937
	Severn Trent PLC	222,004	3,926
	Invensys PLC	753,003	3,878
	Hammerson PLC	656,181	3,830
	Whitbread PLC	163,577	3,823
	3i Group PLC	909,504	3,752
	Bunzl PLC	306,701	3,572
	Admiral Group PLC	174,228	3,494
	Liberty International PLC	467,060	3,483
	Home Retail Group PLC	826,231	3,464
	Petrofac Ltd.	193,549	3,347
	Segro PLC	683,286	3,225

			Market
			Value•
		Shares	($000)
*	Cable & Wireless
	Worldwide PLC	2,423,227	3,203
	Investec PLC	397,160	3,141
	Tomkins PLC	824,633	3,120
	Thomas Cook Group PLC	802,437	3,044
	ICAP PLC	485,962	2,804
	Balfour Beatty PLC	638,878	2,704
	Firstgroup PLC	450,992	2,621
	Resolution Ltd.	2,264,382	2,522
	Schroders PLC	114,593	2,423
	TUI Travel PLC	525,300	2,241
	Fresnillo PLC	169,324	2,061
	Drax Group PLC	344,501	1,901
*,^	British Airways PLC	533,427	1,849
	London Stock
	Exchange Group PLC	141,076	1,468
	WPP PLC ADR	19,480	1,029
			1,978,440
Total Common Stocks
(Cost $8,078,038)			9,351,616
Temporary Cash Investments (8.7%)[1]
Money Market Fund (8.7%)
2,3	Vanguard Market
	Liquidity Fund,
	0.210%	830,633,000	830,633

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Freddie Mac
Discount Notes,
0.230%, 6/28/10	2,000	1,999
Total Temporary Cash Investments
(Cost $832,632)		832,632
Total Investments (106.2%)
(Cost $8,910,670)		10,184,248
Other Assets and Liabilities (-6.2%)
Other Assets		270,567
Liabilities[3]		(863,905)
		(593,338)
Net Assets (100%)		9,590,910

21

Developed Markets Index Fund

At April 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	10,112,198
Undistributed Net Investment Income	84,429
Accumulated Net Realized Losses	(1,878,997)
Unrealized Appreciation (Depreciation)
Investment Securities	1,273,578
Futures Contracts	(113)
Foreign Currencies and
Forward Currency Contracts	(185)
Net Assets	9,590,910

Investor Shares—Net Assets
Applicable to 343,333,343 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,237,931
Net Asset Value Per Share—
Investor Shares	$9.43

Institutional Shares—Net Assets
Applicable to 678,912,049 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,352,979
Net Asset Value Per Share—
Institutional Shares	$9.36

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $778,767,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.7% and 7.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $828,207,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

22

Developed Markets Index Fund

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Dividends[1]	105,642
Interest[2]	16
Security Lending	1,033
Total Income	106,691
Expenses
The Vanguard Group—Note B
Investment Advisory Services	196
Management and Administrative—Investor Shares	3,149
Management and Administrative—Institutional Shares	738
Marketing and Distribution—Investor Shares	275
Marketing and Distribution—Institutional Shares	112
Custodian Fees	535
Shareholders’ Reports—Investor Shares	39
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	4
Total Expenses	5,050
Net Investment Income	101,641
Realized Net Gain (Loss)
Investment Securities Sold	(6,906)
Futures Contracts	836
Foreign Currencies and Forward Currency Contracts	(894)
Realized Net Gain (Loss)	(6,964)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	42,554
Futures Contracts	(113)
Foreign Currencies and Forward Currency Contracts	(120)
Change in Unrealized Appreciation (Depreciation)	42,321
Net Increase (Decrease) in Net Assets Resulting from Operations	136,998

1 Dividends are net of foreign withholding taxes of $9,218,000.
2 Interest income from an affiliated company of the fund was $14,000.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	101,641	139,382
Realized Net Gain (Loss)	(6,964)	(526,521)
Change in Unrealized Appreciation (Depreciation)	42,321	947,092
Net Increase (Decrease) in Net Assets Resulting from Operations	136,998	559,953
Distributions
Net Investment Income	—	—
Investor Shares	(35,235)	(121,978)
Institutional Shares	—	—
Realized Capital Gain	—	—
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(35,235)	(121,978)
Capital Share Transactions
Investor Shares	253,334	199,012
Institutional Shares	6,300,064	—
Net Increase (Decrease) from Capital Share Transactions	6,553,398	199,012
Total Increase (Decrease)	6,655,161	636,987
Net Assets
Beginning of Period	2,935,749	2,298,762
End of Period[1]	9,590,910	2,935,749
1 Net Assets—End of Period includes undistributed net investment income of $84,429,000 and $18,755,000.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Developed Markets Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.26	$7.79	$14.91	$12.15	$9.75	$8.43
Investment Operations
Net Investment Income	.122[2]	.452[1]	.369[2]	.305	.219	.190
Net Realized and Unrealized Gain (Loss)
on Investments	.157	1.416	(7.097)	2.759	2.400	1.320
Total from Investment Operations	.279	1.868	(6.728)	3.064	2.619	1.510
Distributions
Dividends from Net Investment Income	(.109)	(.398)	(.387)	(.299)	(.219)	(.190)
Distributions from Realized Capital Gains	—	—	(.005)	(.005)	—	—
Total Distributions	(.109)	(.398)	(.392)	(.304)	(.219)	(.190)
Net Asset Value, End of Period	$9.43	$9.26	$7.79	$14.91	$12.15	$9.75

Total Return[3]	2.99%	25.23%	-46.24%	25.67%	27.27%	18.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,238	$2,936	$2,299	$3,976	$2,572	$1,623
Ratio of Total Expenses to
Average Net Assets	0.24%[5]	0.10%[4]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.10%[5]	5.93%[1]	3.04%	2.05%	1.82%	1.77%
Portfolio Turnover Rate	5%[5]	14%[6]	13%	7%	9%	10%

1 Net investment income per share and the ratio of net investment income to average net assets include $.400 and 5.19%, respectively, of annual dividends received from Vanguard mutual funds in December 2008. Effective in June 2009, the fund’s equity investments are solely in common stocks.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.
4 The acquired fund fees and expenses were 0.15% for 2009. Including the acquired fund fees and expenses, the fund’s total operating expenses represented 0.25% of average net assets.
5 Annualized.
6 Excludes the value of securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investment in Vanguard mutual funds.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Developed Markets Index Fund

Financial Highlights

Institutional Shares
January 22, 2010[1] to
For a Share Outstanding Throughout the Period	April 30, 2010
Net Asset Value, Beginning of Period	$9.28
Investment Operations
Net Investment Income	.095[2]
Net Realized and Unrealized Gain (Loss) on Investments	(.015)
Total from Investment Operations	.080
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$9.36

Total Return[3]	0.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,353
Ratio of Total Expenses to Average Net Assets	0.08%[4]
Ratio of Net Investment Income to Average Net Assets	3.26%[4]
Portfolio Turnover Rate	5%[4]

1 Inception. See Note H in Notes to Financial Statements.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares were first issued on January 22, 2010 (in connection with the acquisition of Vanguard Institutional Developed Markets Index Fund, see Note H), and are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

27

Developed Markets Index Fund

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

28

Developed Markets Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Through June 18, 2009, fees assessed on redemptions of capital shares were reallocated proportionately to the funds in which the fund invested; effective June 19, 2009, such fees are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2010, the fund had contributed capital of $1,436,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.57% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,756	9,335,860	—
Temporary Cash Investments	830,633	1,999	—
Futures Contracts—Assets[1]	537	—	—
Forward Currency Contracts—Assets	—	189	—
Forward Currency Contracts—Liabilities	—	(149)	—
Total	846,926	9,337,899	—

1 Represents variation margin on the last day of the reporting period.

29

Developed Markets Index Fund

D. At April 30, 2010, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	537	189	726
Liabilities	—	(149)	(149)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2010, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	836	—	836
Forward Currency Contracts	—	(154)	(154)
Realized Net Gain (Loss) on Derivatives	836	(154)	682

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(113)	—	(113)
Forward Currency Contracts	—	40	40
Change in Unrealized Appreciation (Depreciation) on Derivatives	(113)	40	(73)

At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	June 2010	605	51,002	131
Nikkei 225 Index	June 2010	830	48,735	306
Dow Jones EURO STOXX 50 Index	June 2010	214	7,819	(431)
Topix Index	June 2010	47	4,914	(45)
S&P ASX 200 Index	June 2010	26	2,916	(74)

Unrealized appreciation (depreciation) on open FTSE 100 Index and Nikkei 225 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

30

Developed Markets Index Fund

At April 30, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

					Unrealized
					Appreciation
			Contract Amount (000)		(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
6/23/10	EUR	6,144	USD	8,171	(126)
6/23/10	GBP	3,651	USD	5,587	1
6/23/10	AUD	3,195	USD	2,955	26
6/16/10	JPY	129,090	USD	1,374	(7)
6/16/10	USD	11,291	JPY	1,060,995	146

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

The fund had net unrealized foreign currency losses of $225,000 resulting from the translation of other assets and liabilities at April 30, 2010.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2010, the fund realized net foreign currency losses of $740,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2010, the fund realized gains on the sale of passive foreign investment companies of $8,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through the most recent mark-to-market date for tax purposes on passive foreign investment company holdings at April 30, 2010, was $17,299,000, including $12,866,000 acquired from Vanguard Institutional Developed Markets Index Fund.

31

Developed Markets Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $587,365,000 to offset future net capital gains of $11,015,000 through October 31, 2016, and $576,350,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund acquired additional realized losses of $1,285,352,000 to offset future net capital gains in connection with the acquisition of Vanguard Institutional Developed Markets Index Fund in January 2010 (see Note H); these losses have been reclassified from paid-in capital to accumulated net realized losses.

At April 30, 2010, the cost of investment securities for tax purposes was $8,927,969,000. Net unrealized appreciation of investment securities for tax purposes was $1,256,279,000, consisting of unrealized gains of $1,376,212,000 on securities that had risen in value since their purchase and $119,933,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2010, the fund purchased $838,792,000 of investment securities and sold $176,639,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	April 30, 2010		October 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	565,052	59,151	865,447	112,058
Issued in Lieu of Cash Distributions	32,170	3,355	110,662	14,874
Redeemed[1]	(343,888)	(36,173)	(777,097)[2]	(104,948)
Net Increase (Decrease)—Investor Shares	253,334	26,333	199,012	21,984
Institutional Shares[3]
Issued	894,565	96,006	—	—
Issued in Connection with Acquisition of
Vanguard Institutional Developed Markets Index Fund	5,729,120	617,209	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(323,621)	(34,303)	—	—
Net Increase (Decrease)—Institutional Shares	6,300,064	678,912	—	—

1 Net of redemption fees for fiscal 2010 and 2009 of $82,000 and $45,000, respectively (fund totals).
2 The fund collected redemption fees of $192,000, which were reallocated proportionately to the funds in which the fund invested.
3 Inception date was January 22, 2010.

32

Developed Markets Index Fund

H. On January 22, 2010, the fund acquired all the net assets of Vanguard Institutional Developed Markets Index Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The acquisition was accomplished by a tax-free exchange of 617,209,000 Institutional Shares of the fund for 617,209,000 shares of the Institutional Developed Markets Index Fund outstanding as of the close of business on January 22, 2010. The Institutional Developed Markets Index Fund’s net assets as of the close of business on January 22, 2010, of $5,729,120,000, including $822,409,000 of unrealized appreciation, were combined with the fund’s net assets. The net assets of the fund immediately before the acquisition were $3,143,852,000. The net assets of the fund immediately following the acquisition were $8,872,972,000.

Assuming that the acquisition had been completed on November 1, 2009, the beginning of the fund’s reporting period, the fund’s pro forma results of operations for the six months ended April 30, 2010, would be:

($000)
Net Investment Income	120,954
Realized Net Gain (Loss)	(13,013)
Change in Unrealized Appreciation (Depreciation)	133,322
Net Increase (Decrease) in Net Assets Resulting from Operations	241,263

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Institutional Developed Markets Fund that have been included in the fund’s statement of operations since January 22, 2010.

I. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

33

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 2% fee on redemptions of shares held for less than two months, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a ”sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

34

Six Months Ended April 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	10/31/2009	4/30/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,029.93	$1.21
Institutional Shares	1,000.00	1,008.62	0.22
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.60	$1.20
Institutional Shares	1,000.00	1,013.21	0.22

The calculations are based on expenses incurred in the most recent fiscal period. The fund’s annualized expense ratios were 0.24% for Investor Shares for the six months ended April 30, 2010, and 0.08% for Institutional Shares from their inception on January 22, 2010, through April 30, 2010. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period, then divided by the number of days in the most recent 12-month period.  Because Institutional Shares do not have a full six months of operations, “Ending Account Value” and “Expenses Paid During Period”  information for Institutional Shares may not be useful for comparing Institutional Shares with other mutual funds.

35

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Developed Markets Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management since it began investing directly in stocks in 2009, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since 2009, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that the results have been consistent with the fund’s investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

36

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

37

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

38

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard®>www.vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People With Hearing Impairment > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at 202-551-8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For any such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q2272 062010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: June 21, 2010
VANGUARD STAR FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: June 21, 2010

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, is Incorporated by Reference.